[CDC NVESTFUNDS(SM) LOGO]

[GRAPHIC]

SEMIANNUAL REPORT
JUNE 30, 2002

CDC NVEST STAR VALUE FUND
Harris Associates
Loomis, Sayles & Company
Vaughan, Nelson, Scarborough & McCullough
Westpeak Global Advisors

CDC NVEST STAR SMALL CAP FUND
Harris Associates
Loomis, Sayles & Company
Montgomery Asset Management
RS Investment Management

CDC NVEST STAR ADVISERS FUND
Harris Associates
Loomis, Sayles & Company
Mercury Advisors

CDC NVEST STAR GROWTH FUND
Miller Anderson
RS Investment Management
Vaughan, Nelson, Scarborough & McCullough
Westpeak Global Advisors

CDC NVEST STAR WORLDWIDE FUND
Hansberger Global Investors
Harris Associates
Loomis, Sayles & Company

                               TABLE OF CONTENTS

SEMIANNUAL REPORT JUNE 30, 2002
----------------------------------------------------------------------------
President's Letter                                                         i
Economic Update                                                            1
Portfolio Managers' Commentary and Performance
   CDC Nvest Star Value Fund                                               2
   CDC Nvest Star Small Cap Fund                                           4
   CDC Nvest Star Advisers Fund                                            6
   CDC Nvest Star Growth Fund                                              8
   CDC Nvest Star Worldwide Fund                                          10
Risks of the CDC Nvest Star Funds                                         12
Schedules of Investments
   CDC Nvest Star Value Fund                                              13
   CDC Nvest Star Small Cap Fund                                          16
   CDC Nvest Star Advisers Fund                                           20
   CDC Nvest Star Growth Fund                                             24
   CDC Nvest Star Worldwide Fund                                          28
Statements of Assets and Liabilities                                      32
Statements of Operations                                                  33
Statements of Changes in Net Assets                                       34
Financial Highlights                                                      36
Notes to Financial Statements                                             42

PRESIDENT'S LETTER

AUGUST 2002

[PHOTO OF JOHN T. HAILER]

John T. Hailer
President
CDC Nvest Funds

Dear Shareholder:

For many investors, living in the post-bubble economy has meant taking a more jaded outlook on the world. The horror of September 11, the shock of scandals at Enron, Arthur Andersen and now WorldCom, coupled with continuing erratic performance of the financial markets, are enough to alter the hopes of even the most optimistic individual.

We at CDC Nvest Funds believe that this is precisely the time for optimism. A time to put fears and doubts aside and focus on the core investment principles that can help us weather short-term market disruptions and pursue long-term financial goals with confidence: Invest for the long-term, diversify your portfolio, and seek professional investment advice.

We recently turned to portfolio managers from 13 of our affiliated firms and unaffiliated business partners to ask for their outlook on the economy. These 58 experienced investment managers, representing a diverse cross section of investment disciplines and specialties, were positive about economic prospects for the rest of the year.

Normally, we look to our managers for their independent thinking and unique investment perspective. This consensus among our growth, value, international, fixed-income and real estate specialists gives us confidence in the future of the investment markets. To help you gain a personal perspective on the current state of the economy, this report begins with a summary of economic activity in the past six months.

One of the key benefits of the multi-manager approach we apply to CDC Nvest Funds is the added flexibility it gives us to match management talent to specific investments. But our involvement does not end when a manager has been assigned to a fund. As an organization, we continually monitor the investment performance of each management team and we will make changes when appropriate.

Most recently we put this capability to work by appointing Harris Associates interim manager for CDC Nvest Growth and Income Fund, giving our shareholders access to the consistent value strategies that investors in The Oakmark Family of Funds have known for 25 years.

In considering the many challenges presented by today's quickly changing marketplace, we would like to recognize the efforts of the portfolio managers who are responsible for the CDC Nvest family of funds. They have demonstrated their ability to keep their investment decisions in line with fund objectives and to be responsive to an unpredictable investment market.

Please take some time to review their reports on the investment environment and their investment decisions over the past six months. We believe you will find them informative and educational. As always we encourage you to speak with your financial advisor to learn more about the information covered here.

Sincerely,

/s/ John T. Hailer

[SIDENOTE]
"THIS CONSENSUS [ON THE OUTLOOK FOR THE ECONOMY] AMONG OUR GROWTH, VALUE, INTERNATIONAL, FIXED-INCOME AND REAL ESTATE SPECIALISTS GIVES US CONFIDENCE IN THE FUTURE OF THE INVESTMENT MARKETS."

ECONOMIC UPDATE

AUGUST 2002

THE ECONOMY
When the U. S. Commerce Department released its report in late July, it showed that domestic growth slowed to an annual rate of 1.1% in the second quarter, down from its revised first-quarter growth rate of 5.0%. The same report provided revised numbers for 2001, indicating that Gross Domestic Product (GDP) declined in three out of four quarters in 2001, ending the debate over whether last year's slump qualified as a recession. Despite this sluggish activity and a barrage of bad news ranging from corporate accounting irregularities to new terrorist warnings, some key indicators support the view that the economy will continue to expand. The manufacturing sector reported its fifth consecutive month of growth in June. Job growth has accelerated and the unemployment rate has held steady at around 5.8%. However, job-cut announcements rose 11.5% in June, led by cuts in the telecommunications sector. And although consumers earned more, they tightened their purse strings, according to Commerce Department figures. Construction spending also slipped near the end of the second quarter, creating enough uncertainty to prompt the Federal Reserve Board to leave short-term interest rates unchanged at 1.75% when it met in June.

THE EQUITY MARKETS
Good economic news was not enough to offset the impact on stock prices of a steady stream of revelations of questionable accounting practices. During the first half of 2002, the Dow Jones Industrial Average lost 7.77%, the tech-heavy Nasdaq was off 24.98% and the broad-based S&P 500 fell 13.16%. Technology, telecommunications and energy-trading firms suffered the most as a result of investors' loss of confidence and individual companies' woes. Yet some segments of the market managed solid gains, including defense, consumer and homebuilding stocks. Attention is now focusing on the next round of corporate earnings reports, which have the potential to lift consumer confidence or drive it down further. One hopeful note: The number of companies that have posted advance warnings of earnings disappointments has slowed recently.

Outside the United States, foreign markets were lackluster. The Morgan Stanley Capital International EAFE Index, a broad measure of stock market performance in industrialized nations, lost 1.62% for the half year, and most emerging markets posted losses. Japan added to its first quarter gains as the yen rose against the dollar and investors pinned their hopes on exports to jump-start an economic recovery.

THE FIXED-INCOME MARKETS
Treasury securities were less volatile than the rest of the fixed-income markets in the first half of 2002, as uncertainty about the economy and corporate scandals kept demand for safety at high levels. The yield on the benchmark 10-year U.S. Treasury bonds rose from 4.57% at the beginning of January to 5.39% at the end of March, and then subsided to 4.82% at June 30 - almost a round trip. However, high-yield bonds pulled back, sending prices down as bankruptcies remained high. The mortgage market edged downward as lower interest rates provided new incentive for homeowners to refinance. Municipal bonds did well as rising demand more than offset rising supply.

CONSUMER CONFIDENCE AND GDP

JUNE 1997 THROUGH JUNE 2002

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR AND LINE CHART IN THE PRINTED MATERIAL]

                 Consumer Confidence Index        Gross Domestic Product (GDP)
                       (1985 = 100)                   (Quarterly % change)
                           (Line)                            (Bar)
6/97                        5.9                              129.9
                            4.2                              130.2
12/97                       2.8                              136.2
                            6.1                              133.8
6/98                        2.2                              138.2
                            4.1                              126.4
12/98                       6.7                              126.7
                            3.0                                134
6/99                        2.0                                139
                            5.2                              134.2
12/99                       7.1                              141.7
                            2.6                              137.1
6/00                        4.8                              139.2
                            0.6                              142.5
12/00                      -1.1                              128.6
                           -0.6                              116.9
6/01                       -1.6                              118.9
                           -0.3                                 97
12/01                       2.7                               94.6
                            5.0                              110.7
6/02                        1.1                              106.4

Source: The Consumer Confidence Index is compiled by The Conference Board based on a monthly survey of 5,000 U.S. households. The GDP is compiled quarterly by the U.S. Commerce Department based on the total market value of goods and services produced each year.

WHEN CONSUMERS ARE CONFIDENT, THEY SPEND MONEY; WHEN THEY ARE ANXIOUS, THEY RETRENCH. ALTHOUGH GDP MEASURES BUSINESS AS WELL AS CONSUMER SPENDING, CONSUMER ACTIVITY ACCOUNTS FOR TWO-THIRDS OF THE INDEX. THE CHART SHOWS THAT CONSUMER CONFIDENCE BEGAN TO DECLINE IN SEPTEMBER 2000, WITH A SHARP DROP IN SEPTEMBER 2001 AFTER THE TERRORIST ATTACKS ON THE UNITED STATES. THE INCREASE IN CONFIDENCE IN THE FIRST QUARTER OF 2002 WAS REFLECTED IN STRONG GDP NUMBERS BEFORE A STRING OF CORPORATE SCANDALS LED TO A RETREAT.

                           CDC NVEST STAR VALUE FUND

                                                          MANAGEMENT DISCUSSION

Each manager of CDC Nvest Star Value Fund's four segments uses a different investment style in pursuit of attractively valued stocks. Shifting market trends may favor one style over another at times. The segment managed by Loomis Sayles focuses on large-cap stocks; Harris Associates' portion concentrates on mid- and large-cap companies; the Vaughan, Nelson, Scarborough and McCullough segment emphasizes dividend-paying, large-cap stocks; and Westpeak Global Advisors seeks undervalued stocks of large companies with growth potential.

Although value stocks tended to outperform the overall market, small-cap stocks were strongest during the six months ended June 30, 2002. All four segments were impacted by the poor performance of technology and telecommunications stocks. The total return on Class A fund shares at net asset value was -8.96% for the first half of 2002. The fund's benchmark, the Russell 1000 Value Index, returned -4.78% for the same period, while the average return on the funds in Morningstar's Large Cap Value category was -8.22%.

EMPHASIS ON EARNINGS HELPED LOOMIS SEGMENT; TECH/TELECOM HURT
Although large-cap stocks in general have not done well so far this year, Loomis' emphasis on consumer staples, energy and materials helped this segment. Companies with solid earnings growth did well, including General Dynamics, Pepsi Bottling Group and Northrop Grumman. However, weak earnings and concerns about corporate governance depressed the technology, telecommunications and utilities stocks in the segment, including El Paso Energy, Hewlett-Packard and AT&T. As the period drew to a close, Loomis was positioning the segment for an economic recovery, adding to consumer discretionary and technology stocks and trimming consumer staples and utility stocks.

HARRIS LOOKED FOR LOW-PRICED QUALITY, WITH MIXED RESULTS
The Harris team used periods of declining prices to purchase high-quality stocks in a variety of industries. Names added to the segment included Schering-Plough Corporation, a worldwide pharmaceutical company; Waste Management, an international waste management services company; and Waters Corporation, a provider of high-performance liquid chromatography products and services. Good performers included Washington Mutual, a major financial company, and XTO Energy, which owns and operates oil and gas holdings in the United States. Disappointing stocks included AT&T, which was caught in the downturn in the telecommunications sector, and Guidant Corporation, which was affected by general weakness in the healthcare industry.

VNSM'S HOSPITALS, FOOD, HOUSING WERE POSITIVE; FINANCIAL, DRUGS LAGGED
In the VNSM segment, hospital operator HCA was the best performer, and consumer products companies Pepsico, Kraft Foods and Philip Morris did well. Mortgage insurer Radian benefited from the vigorous housing market, and Fannie Mae was steady. Companies active in the capital markets have the potential to benefit from a stronger economy, but segment holdings in Citigroup and Merrill Lynch were disappointing. VNSM's selections among major pharmaceutical companies were weak in price even though their fundamentals remained strong. VNSM also believes the segment's modest exposure to such quality technology firms as Dell Computer and Electronic Data Systems will benefit the fund in an economic recovery, despite weakness so far in 2002.

LARGE COMPUTER COMPANIES HURT WESTPEAK SEGMENT
Westpeak's holdings in large computer hardware companies - such as Hewlett Packard, Pitney-Bowes and Cisco Systems - declined in value during the period, although they held up better than their peers, reflecting their improved earnings expectations. Going into the second half of 2002, the segment is emphasizing stocks sensitive to interest rates and the construction and housing industry, notably Pulte Homes and MDC Holdings. The Westpeak team believes there are ample opportunities for finding attractive individual stocks even if the market as a whole does not rebound in the near term.

[SIDENOTE]
PORTFOLIO PROFILE

OBJECTIVE:
Seeks reasonable long-term returns from a combination of capital appreciation and dividend income from equity securities

STRATEGY:
Invests primarily in large- and mid-cap stocks selected with an eye to value and current income

INCEPTION DATE:
June 5, 1970

SUBADVISERS:
Harris Associates L.P.
Loomis, Sayles &  Company, L.P.
Vaughan, Nelson,  Scarborough &
 McCullough, L.P.  (VNSM)
Westpeak Global  Advisors, L.P.

SYMBOLS:
Class A           NEFVX
Class B           NEVBX
Class C           NECVX
Class Y           NEVYX

NET ASSET VALUE
PER SHARE:
(JUNE 30, 2002)
Class A           $7.01
Class B            6.58
Class C            6.58
Class Y            7.08

                           CDC NVEST STAR VALUE FUND

INVESTMENT RESULTS THROUGH JUNE 30, 2002

PERFORMANCE IN PERSPECTIVE
The charts comparing CDC Nvest Star Value Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

JUNE 1992 THROUGH JUNE 2002

[CHART]

                   NAV           MSC       RUSSELL 1000
   Jun-92         10000          9425         10000
                  10322          9729         10364
                   9902          9333         10046
                  10056          9478         10184
                  10084          9504         10194
                  10630         10019         10528
                  10927         10299         10780
                  11168         10525         11093
                  11243         10596         11480
                  11475         10815         11819
                  11280         10631         11667
                  11596         10929         11902
                  11626         10957         12166
                  11566         10901         12300
                  12017         11326         12744
                  12062         11368         12765
                  12227         11524         12755
                  12227         11524         12490
6/30/1993         12784         12049         12728
                  13418         12646         13207
                  13060         12309         12756
                  12297         11590         12281
                  12556         11834         12516
                  12686         11957         12661
                  12414         11700         12358
                  12853         12114         12743
                  13406         12635         13109
                  12853         12114         12675
                  12934         12191         12851
                  12365         11654         12333
6/30/1994         12606         11881         12477
                  12640         11914         12861
                  13126         12371         13370
                  13611         12829         13664
                  14114         13303         14096
                  14704         13858         14688
                  14998         14136         14887
                  15484         14594         15405
                  15484         14594         15623
                  15957         15039         16188
                  15568         14673         16027
                  16420         15476         16839
6/30/1995         16679         15720         17262
                  17249         16257         17800
                  17477         16472         17935
                  17534         16526         18239
                  17743         16723         18310
                  18047         17009         18539
                  18047         17009         18554
                  17458         16454         17852
                  17971         16938         18363
                  18989         17898         19093
                  19578         18452         19831
                  21111         19897         21269
6/30/1996         21067         19856         20998
                  21594         20352         22016
                  21835         20580         22339
                  21002         19794         21536
                  21397         20166         22441
                  22603         21304         23694
                  23788         22421         24711
                  25588         24117         26570
                  24600         23186         25623
                  25640         24166         27172
                  24536         23125         26413
                  25112         23668         27581
6/30/1997         25480         24015         28386
                  25430         23968         27984
                  27138         25578         29868
                  28219         26596         31695
                  28194         26573         31907
                  27390         25815         31434
                  27365         25791         31837
                  26435         24915         31275
                  21962         20699         26621
                  23215         21880         28148
                  25163         23716         30329
                  26470         24948         31742
6/30/1998         27282         25713         32822
                  26577         25049         33084
                  26098         24598         32617
                  26211         24704         33292
                  28240         26616         36402
                  27986         26377         36002
                  28719         27068         37047
                  27423         25846         35962
                  26239         24730         34628
                  24726         23304         33418
                  25935         24443         35341
                  25560         24091         35065
6/30/1999         25393         23933         35234
                  24609         23194         34084
                  22496         21203         31552
                  24814         23387         35402
                  24746         23323         34990
                  24609         23194         35359
                  24030         22648         33743
                  24098         22712         34165
                  25567         24097         36066
                  25124         23679         36397
                  25805         24322         37291
                  24987         23550         35907
6/30/2000         25908         24418         37705
                  26726         25189         37850
                  26010         24514         36798
                  25124         23679         35498
                  26692         25157         37238
                  27408         25832         38075
                  26930         25382         37231
                  26692         25157         37151
                  25533         24064         35663
                  23385         22040         33153
                  24101         22715         32868
                  25703         24225         34779
6/30/2001         26249         24739         35598
                  25874         24386         35324
                  25601         24129         35380
                  26726         25189         37054
                  25908         24418         35783
                  25908         24418         35963
6/30/2002         23896         22522         33898

AVERAGE ANNUAL TOTAL RETURNS -- JUNE 30, 2002

                                                                                    SINCE
                                         6 MONTHS    1 YEAR   5 YEARS  10 YEARS   INCEPTION
-------------------------------------------------------------------------------------------
CLASS A (Inception 6/5/70)
Net Asset Value(1)                         -8.96%    -11.27%    0.09%    9.10%       --
With Maximum Sales Charge(2)              -14.20     -16.35    -1.08     8.45        --
CLASS B (Inception 9/13/93)
Net Asset Value(1)                         -9.37     -11.91    -0.67       --      7.35%
With CDSC(3)                              -13.90     -16.32    -0.92       --      7.35
CLASS C (Inception 12/30/94)
Net Asset Value(1)                         -9.37     -11.91    -0.68       --      8.07
With Maximum Sales Charge and CDSC(3)     -11.13     -13.72    -0.88       --      7.93
CLASS Y (Inception 3/31/94)
Net Asset Value(1)                         -8.65     -10.72     0.51       --      8.72

                                                                                    SINCE        SINCE       SINCE
                                                                                    CLASS B      CLASS C     CLASS Y
COMPARATIVE PERFORMANCE                    6 MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPT.(7)   INCEPT.(7)  INCEPT.(7)
-----------------------------------------------------------------------------------------------------------------------
Russell 1000 Value(4)                       -4.78%    -8.95%   6.53%     12.98%     11.81%       14.26%      13.10%
Morningstar Large Cap Value Fund Avg.(5)    -8.22    -11.64    3.97      10.82      10.05        11.43       10.81
Lipper Multi-Cap Value Funds Avg.(6)        -7.91    -10.19    5.81      11.88      11.01        12.46       11.78

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[SIDENOTE]
PORTFOLIO FACTS

                                                % OF NET ASSETS
                                                    AS OF
  FUND COMPOSITION                            6/30/02     12/31/01
  COMMON STOCKS                                97.3         98.0
  SHORT TERM INVESTMENTS AND OTHER              2.7          2.0

                                                % OF NET ASSETS
                                                    AS OF
  TEN LARGEST HOLDINGS                        6/30/02     12/31/01
  EXXON MOBIL CORP.                             3.0          2.8
  WASHINGTON MUTUAL, INC.                       2.9          2.0
  XTO ENERGY, INC.                              2.5          2.2
  WASTE MANAGEMENT, INC.                        2.2          1.6
  ELECTRONIC DATA SYSTEMS, CORP.                2.2          2.9
  J.C. PENNEY CO., INC.                         2.1          1.8
  TOYS R US, INC.                               1.9          1.9
  BANK OF AMERICA CORP.                         1.9          1.5
  FANNIE MAE                                    1.9          1.7
  CARNIVAL CORP.                                1.8          1.6

                                                % OF NET ASSETS
                                                    AS OF
  FIVE LARGEST INDUSTRIES                     6/30/02     12/31/01
  OIL & GAS                                     8.6          8.0
  BANKING                                       8.2          6.5
  FINANCIAL SERVICES                            7.0          7.9
  RETAILERS                                     7.0          6.1
  INSURANCE                                     6.0          6.5

Portfolio holdings and asset allocations will vary.

See page 12 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS
(1)  These results do not include a sales charge.
(2)  These results include the maximum sales charge of 5.75%.
(3) Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
(4) Russell 1000 Value Index is an unmanaged index of the 1000 largest U.S. companies within the Russell 3000 with lower price-to-book ratios and lower forecasted growth values.
(5) Morningstar Large Cap Value Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
(6) Lipper Multi-Cap Value Funds Average is the average performance without sales charges of funds with similar investment objective as determined by Lipper Inc.
(7) The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class B from 9/30/93; Class C from 12/31/94; Class Y from 3/31/94.

CDC NVEST STAR SMALL CAP FUND

                                                           MANAGEMENT DISCUSSION

CDC Nvest Star Small Cap Fund's four segments include growth and value stocks managed using different styles. The RS Investments segment seeks companies with catalysts that may spur growth, such as new products, new management or emerging markets. Harris Associates uses a value approach, looking for tomorrow's potential leaders in out-of-favor sectors. Loomis Sayles focuses on companies that exhibit dynamic earnings growth, and Montgomery Asset Management favors companies that are in transition or young companies not yet recognized by the market.

During the six months ended June 30, 2002, small-cap value stocks continued to do relatively well, while growth stocks declined. Technology holdings in all four segments hurt the fund during the period. The total return on Class A shares of the fund was -15.08% at net asset value. The fund's benchmark, the Russell 2000 Index, returned -4.70% for the first six months of 2002, while Morningstar's Small Cap Growth category had an average return of -14.71%.

DESPITE DISAPPOINTMENTS, RS INVESTMENTS BELIEVES IN PROSPECTS FOR ITS TECH SELECTIONS
The RS Investments segment emphasized software companies like SupportSoft and iManage, both of which develop products designed to cut costs and increase productivity - technologies that continue to attract corporate buyers searching for ways to improve efficiency. Even though the price of these stocks fell, along with prices in technology stocks generally during the period, RS Investments believes they have strong prospects for future growth. The segment's biotechnology stocks were also weak, but positive results came from cyclical growth companies, such as retailer The J.Jill Group; trucking company Landstar; recreational vehicle makers Monaco Coach and Thor Industries; and gaming company Stations Casinos.

SPECIALTY RETAILERS DID WELL FOR HARRIS; TECH-RELATED COMPANIES DECLINED
Stocks that did well for the Harris team during the first half of 2002 included such off-the-beaten-path selections as Hanger Orthopedic Group, which operates 600 orthotic and prosthetic rehabilitation centers; ShopKo Stores, a specialty discount retailer; and Department 56, a multi-channel vendor of collectibles (Snow Village and Heritage Village series). Stocks that lost value during the period included Measurement Specialties, which uses its pressure sensor technology to make scales and gauges for business and personal use; Infocus Corporation, which makes data and video projectors for use with computers; and MSC Software, which develops software for use by aerospace, auto and aircraft designers.

LOOMIS' CONSUMER/HEALTHCARE SELECTIONS DID WELL; TECH/FINANCE WERE NEGATIVE
Such consumer-related companies as retailers, restaurants, post-secondary educational services and broadcasters were the best performers in the Loomis segment. Companies in the nursing and home health care areas were also positive. In the energy sector, relatively strong results came from firms that should benefit from more stable energy prices and improved day rates for oil drillers. However, the technology and producer durables stocks Loomis selected declined, reflecting sluggish corporate spending on information technology. Disappointing corporate earnings and concerns that interest rates might rise if the economy accelerates also depressed the segment's financial services stocks.

MONTGOMERY EMPHASIZED HEALTHCARE; TECH WAS DISAPPOINTING
Healthcare was a successful theme for the Montgomery segment during the period. They emphasized service companies that were structured to benefit from the aging of the population; pharmaceutical companies that produce generic and lower-priced, branded drugs; and stocks of biotechnology companies that are developing break-through therapies for difficult-to-treat diseases. In the consumer durables sector, the segment concentrated on auto parts companies that are working on improvements in auto interiors and accoustic systems. Technology stocks, as well as the portfolio's relatively small positions in telecommunications and finance, held back performance during the period.

[SIDENOTE]
PORTFOLIO PROFILE

OBJECTIVE:
Seeks capital appreciation

STRATEGY:
Invests primarily in common stocks of small-cap companies

INCEPTION DATE:
December 31, 1996

SUBADVISERS:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Montgomery Asset Management, LLC
RS Investment Management, L.P.

SYMBOLS:
Class A           NEFJX
Class B           NEJBX
Class C           NEJCX

NET ASSET VALUE
PER SHARE:
(JUNE 30, 2002)
Class A          $12.33
Class B           11.71
Class C           11.72

                          CDC NVEST STAR SMALL CAP FUND

INVESTMENT RESULTS THROUGH JUNE 30, 2002

PERFORMANCE IN PERSPECTIVE
The charts comparing CDC Nvest Star Small Cap Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

DECEMBER 31, 1996 (INCEPTION) THROUGH JUNE 30, 2002

[CHART]

                    NAV           MSC       RUSSELL 2000
12/31/1996         10000          9425         10000
                   10192          9606         10200
                    9920          9350          9953
                    9352          8814          9483
                    9264          8731          9509
                   10448          9847         10567
 6/30/1997         11040         10405         11020
                   11784         11106         11533
                   12104         11408         11797
                   13160         12403         12660
                   12672         11943         12104
                   12376         11664         12026
12/31/1997         12697         11967         12236
                   12342         11632         12043
                   13349         12582         12934
                   14126         13314         13467
                   13994         13189         13542
                   13135         12379         12812
 6/30/1998         13341         12574         12839
                   12300         11593         11800
                    9624          9070          9509
                   10293          9701         10253
                   10748         10130         10671
                   11758         11082         11230
12/31/1998         12958         12212         11925
                   13231         12470         12083
                   12122         11425         11105
                   12957         12212         11278
                   13934         13133         12289
                   13818         13023         12468
 6/30/1999         14968         14107         13032
                   14786         13936         12674
                   14654         13811         12205
                   15060         14194         12208
                   16201         15270         12257
                   18064         17025         12989
12/31/1999         21428         20196         14460
                   21401         20171         14227
                   26680         25146         16577
                   25665         24189         15484
                   22655         21352         14552
                   20816         19619         13704
 6/30/2000         22509         21215         14899
                   20926         19723         14419
                   23526         22174         15520
                   22775         21466         15063
                   20859         19659         14391
                   17222         16232         12914
12/31/2000         18810         17729         14023
                   19631         18502         14753
                   17101         16118         13785
                   15472         14582         13111
                   17021         16043         14136
                   17375         16376         14484
 6/30/2001         17967         16934         14984
                   16737         15774         14173
                   15711         14808         13715
                   13216         12456         11869
                   14116         13305         12563
                   15358         14475         13536
                   16543         15592         14371
                   16156         15227         14222
                   14868         14013         13832
                   16190         15259         14944
                   15814         14905         15080
                   15051         14185         14411
 6/30/2002         14048         13240         13696

AVERAGE ANNUAL TOTAL RETURNS-- JUNE 30, 2002

                                                                                             SINCE
                                                   6 MONTHS      1 YEAR      5 YEARS         INCEPTION
CLASS A (Inception 12/31/96)
Net Asset Value(1)                                 -15.08%      -21.81%       4.94%            6.38%
With Maximum Sales Charge(2)                       -19.99       -26.30        3.70             5.24

CLASS B (Inception 12/31/96)
Net Asset Value(1)                                 -15.39       -22.40        4.15             5.59
With CDSC(3)                                       -19.62       -26.28        3.86             5.45

CLASS C (Inception 12/31/96)
Net Asset Value(1)                                 -15.32       -22.33        4.17             5.60
With Maximum Sales Charge and CDSC(3)              -17.00       -23.87        3.96             5.41

                                                                                                SINCE
                                                                                            CLASS A, B, C
COMPARATIVE PERFORMANCE                            6 MONTHS      1 YEAR      5 YEARS         INCEPTION(7)
Russell 2000 Index(4)                               -4.70%       -8.60%       4.44%            5.88%
Morningstar Small Cap Growth Fund Average(5)       -14.71       -19.81        4.33             5.16
Lipper Small Cap Growth Funds Average(6)           -16.21       -22.14        3.71             4.23

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[SIDENOTE]
PORTFOLIO FACTS

                                                % OF NET ASSETS
                                                    AS OF
  FUND COMPOSITION                            6/30/02     12/31/01
  COMMON STOCKS                                96.6         97.3
  SHORT TERM INVESTMENTS AND OTHER              3.4          2.7

                                                % OF NET ASSETS
                                                    AS OF
  TEN LARGEST HOLDINGS                        6/30/02     12/31/01
  RALCORP HOLDINGS, INC.                        2.1          1.4
  HANGER ORTHOPEDIC GROUP, INC.                 1.9           --
  DEPARTMENT 56, INC.                           1.8          1.1
  DEL MONTE FOODS CO.                           1.6          0.9
  CONMED CORP.                                  1.5          1.0
  PMI GROUP (THE), INC.                         1.4          1.0
  CATELLUS DEVELOPMENT CORP.                    1.4          1.0
  CHECKPOINT SYSTEMS, INC.                      1.3          1.2
  SHOPKO STORES, INC.                           1.2          0.9
  HB FULLER CO.                                 1.1          0.9

                                                % OF NET ASSETS
                                                    AS OF
  FIVE LARGEST INDUSTRIES                     6/30/02     12/31/01
  COMMERCIAL SERVICES                           6.6          5.2
  INTERNET                                      6.1         12.0
  PHARMACEUTICALS                               5.8          6.2
  SOFTWARE                                      5.4          8.3
  COMPUTERS                                     5.3          6.6

Portfolio holdings and asset allocations will vary

See page 12 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS
(1)  These results do not include a sales charge.
(2)  These results include the maximum sales charge of 5.75%.
(3) Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
(4) Russell 2000 Index is an unmanaged index measuring the stock price performance of the 2,000 smallest companies within the Russell 3000 Index.
(5) Morningstar Small Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
(6) Lipper Small Cap Growth Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
(7) Since-inception performance comparisons shown for Class A, B and C shares were calculated from 12/31/96.

                          CDC NVEST STAR ADVISERS FUND

                                                           MANAGEMENT DISCUSSION

The four segments of the CDC Nvest Star Advisers Fund are managed by three investment managers using distinct investment styles. Loomis Sayles manages a small-cap and a mid-cap segment; Harris Associates manages the mid- and large-cap segment; and Mercury Advisors manages the large-cap segment. Stocks in most categories ended the first half of 2002 with negative returns, but small- and mid-cap stocks declined less than large-cap stocks, and value stocks did better than growth stocks.

For the six months ended June 30, 2002, the total return on Class A shares of the fund was -9.94% at net asset value. The fund's benchmark, the Wilshire 4500 Index, which includes both mid- and small-cap stocks, returned -8.17% for the same period, while the average return on the funds in Morningstar's Mid Cap Growth category was -16.00%.

SMALL-/MID-CAP CONSUMER STOCKS HELPED LOOMIS; TECH/HEALTHCARE WERE NEGATIVE Because consumer spending has been the principal driver of the economic recovery, the Loomis small-cap segment benefited from its emphasis on consumer discretionary companies, including retailers, auto-related companies and restaurants. Financial services companies, which tend to do well when interest rates are low, were also positive. The technology sector continued to experience poor earnings, so Loomis sold the segment's positions in two small software companies - Precise Software Solutions and S-1. Healthcare stocks also detracted from performance, primarily because of weakness in the biotechnology area.

In the Loomis mid-cap segment, consumer discretionary stocks were the largest sector and the greatest contributors to performance. This segment also had a relatively large position in energy stocks that benefited from firm commodity prices, a rising rig count and improving day rates for drillers. In the producer durables area, the semiconductor companies did relatively well because they reported an increase in business. However, corporate spending on information technology continued to be sluggish, and the price of these stocks declined in value, as did the segment's healthcare holdings. Low trading volumes and concerns over credit quality and accounting issues had a negative impact on the segment's financial services selections.

OUT-OF-FAVOR STOCKS DID WELL; TELECOM HURT BUT HARRIS FORECASTS IMPROVEMENT The Harris team responded to the difficult investment environment by seeking opportunity in out-of-favor sectors. Its investments in Fortune Brands, Washington Mutual, and H&R Block were positive. However, a position in Electronic Data Systems was negative because of the company's relationship to WorldCom. Beaten-down telecommunications stocks, such as AT&T and Sprint (FON Group), also hurt performance. While both these companies were affected by the negative publicity surrounding WorldCom and Qwest, Harris believes the acquisition by Comcast of the AT&T Broadband subsidiary will be positive, and that Sprint's strong local access and data business provide the potential for future growth.

AFTER SUCCESS WITH CONSUMER STOCKS, MERCURY LOOKS FOR BUSINESS RECOVERY
In the Mercury segment, retailers Home Depot, Wal-Mart and Lowes made relatively strong gains. Looking ahead to a potential upturn in the computer and software area, the segment re-entered the technology sector and added positions in Intel, Dell and Microsoft during the period, although Mercury continued to downplay telecommunications. The segment also had relatively small commitments to energy, materials and utility companies because Mercury did not believe the underlying growth prospects in these sectors were attractive. During the six-month period, the managers reduced or eliminated pharmaceutical stocks, which underperformed. At the end of the period, the segment was structured to take advantage of a recovery in the business cycle. Because an upturn in advertising usually indicates that business conditions are improving, Mercury built positions in companies that are likely to benefit from increased television and radio advertising.

[SIDENOTE]
PORTFOLIO PROFILE

OBJECTIVE:
Seeks long-term growth of capital

STRATEGY:
Invests primarily in a wide variety of equity securities

INCEPTION DATE:
July 7, 1994

SUBADVISERS:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Mercury Advisors

SYMBOLS:
Class A            NEFSX
Class B            NESBX
Class C            NECCX
Class Y            NESYX

NET ASSET VALUE
PER SHARE:
(JUNE 30, 2002)
Class A          $14.32
Class B           13.13
Class C           13.15
Class Y           14.90

INVESTMENT RESULTS THROUGH JUNE 30, 2002

PERFORMANCE IN PERSPECTIVE
The charts comparing CDC Nvest Star Advisers Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

JULY 7, 1994 (INCEPTION) THROUGH JUNE 30, 2002

[CHART]

                NAV         MSC        S&P400      S&P500    WILSHIRE 4500
 7/7/1994      10000        9425        10000       10000        10000
               10120        9538        10000       10000        10000
               10600        9990        10524       10410        10477
               10656       10043        10327       10155        10406
               10960       10330        10440       10384        10451
               10576        9968         9969       10005        10028
               10638       10026        10061       10154        10146
               10622       10011        10166       10417        10244
               10959       10329        10699       10823        10679
               11240       10594        10885       11143        10914
               11425       10768        11103       11471        11055
               11690       11018        11371       11929        11302
6/30/1995      12252       11547        11834       12206        11846
               13143       12387        12451       12611        12543
               13416       12644        12682       12643        12835
               13833       13038        12989       13176        13183
               13505       12728        12655       13129        12830
               14094       13284        13207       13705        13375
               14293       13471        13175       13969        13544
               14455       13623        13366       14445        13683
               15017       14153        13820       14579        14128
               15272       14394        13986       14719        14344
               16090       15165        14413       14936        15011
               16592       15638        14608       15321        15484
6/30/1996      16098       15173        14388       15380        14998
               14863       14009        13415       14700        13871
               15587       14691        14189       15010        14620
               16454       15508        14807       15855        15318
               16317       15379        14850       16293        15091
               17124       16139        15687       17524        15728
               17006       16028        15704       17177        15869
               17764       16742        16294       18250        16382
               17174       16187        16160       18393        16036
               16454       15508        15471       17637        15199
               16772       15807        15872       18690        15237
               18034       16997        17260       19828        16753
6/30/1997      18773       17694        17745       20716        17547
               20279       19113        19502       22365        18755
               19699       18567        19478       21112        18925
               20653       19466        20598       22268        20237
               19985       18836        19701       21524        19466
               20139       18981        19993       22521        19472
               20435       19260        20769       22908        19949
               20525       19345        20374       23161        19663
               22032       20765        22062       24831        21168
               22954       21635        23057       26103        22262
               23213       21878        23478       26366        22545
               22572       21274        22422       25913        21492
6/30/1998      23292       21953        22563       26965        21827
               22595       21296        21688       26678        20590
               18850       17766        17651       22821        16599
               20219       19057        19298       24283        17798
               21461       20227        21023       26258        18809
               22532       21237        22072       27849        19979
               24370       22969        24739       29454        21669
               25515       24048        23776       30686        22018
               24760       23336        22531       29732        20820
               26245       24736        23161       30922        21632
               27292       25722        24987       32119        23358
               26537       25011        25096       31361        23155
6/30/1999      28205       26583        26439       33101        24127
               27267       25700        25877       32068        23396
               27158       25596        24990       31909        22814
               27255       25688        24219       31034        22636
               28234       26610        25453       32998        23793
               30637       28875        26789       33669        25801
               35689       33636        28381       35652        29356
               35251       33224        27582       33861        29004
               39577       37302        29512       33220        33514
               39169       36917        31982       36470        32274
               36154       34075        30865       35372        28391
               33183       31275        30480       34647        26296
6/30/2000      33823       31879        30928       35501        29454
               32949       31055        31416       34946        28618
               35533       33490        34924       37116        31811
               34489       32506        34685       35157        30517
               32853       30964        33509       35008        28023
               28881       27220        30979       32248        23254
               29630       27926        33349       32406        24726
               30474       28722        34092       33556        26071
               27418       25842        32147       30496        22903
               25561       24091        29757       28564        20801
               27806       26208        33039       30784        23001
               28076       26462        33809       30990        23547
6/30/2001      27920       26315        33672       30236        23737
               27430       25853        33171       29938        22634
               26264       24754        32086       28064        21534
               23478       22128        28095       25798        18764
               24069       22685        29337       26290        19748
               26045       24547        31520       28306        21282
               26856       25311        33148       28554        22423
               26619       25088        32976       28138        21999
               26112       24611        33016       27595        21376
               27396       25821        35377       28633        22826
               26670       25136        35211       26897        22602
               26315       24802        34617       26699        22102
6/30/2002      24187       22796        32084       24797        20701

AVERAGE ANNUAL TOTAL RETURNS -- JUNE 30, 2002

                                                                                               SINCE
                                                   6 MONTHS      1 YEAR      5 YEARS         INCEPTION
CLASS A (Inception 7/7/94)
Net Asset Value(1)                                  -9.94%      -13.37%       5.20%            11.70%
With Maximum Sales Charge(2)                       -15.12       -18.36        3.96             10.88

CLASS B (Inception 7/7/94)
Net Asset Value(1)                                 -10.31       -14.07        4.40             10.87
With CDSC(3)                                       -14.80       -18.37        4.18             10.87

CLASS C (Inception 7/7/94)
Net Asset Value(1)                                 -10.30       -14.00        4.41             10.88
With Maximum Sales Charge and CDSC(3)              -12.10       -15.68        4.20             10.74

CLASS Y (Inception 11/15/94)
Net Asset Value(1)                                  -9.70       -12.86        5.59             11.48

                                                                                                SINCE             SINCE
                                                                                            CLASS A, B, C        CLASS Y
COMPARATIVE PERFORMANCE                            6 MONTHS      1 YEAR      5 YEARS         INCEPTION(9)     INCEPTION(9)
S&P 400 Midcap Index(4)                             -3.21%       -4.72%      12.58%            15.86%           16.66%
S&P 500 Index(5)                                   -13.16       -17.99        3.66             12.16            12.71
Wilshire 4500 Index(6)                              -8.17       -13.26        3.25              9.56             9.96
Morningstar Mid Cap Growth Fund Avg.(7)            -16.00       -24.17        3.28              9.14             9.15
Lipper Multi-Cap Core Funds Average(8)             -11.75       -17.30        3.66             10.78            11.26

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[SIDENOTE]
PORTFOLIO FACTS

                                                % OF NET ASSETS
                                                    AS OF
  FUND COMPOSITION                            6/30/02     12/31/01
  COMMON STOCKS                                97.2         96.3
  SHORT TERM INVESTMENTS AND OTHER              2.8          3.7

                                                % OF NET ASSETS
                                                    AS OF
  TEN LARGEST HOLDINGS                        6/30/02     12/31/01
  WASHINGTON MUTUAL, INC.                       1.5          1.1
  FORTUNE BRANDS, INC.                          1.5          1.5
  US BANCORP                                    1.4          1.0
  MICROSOFT CORP.                               1.3           --
  H&R BLOCK, INC.                               1.2          1.3
  INTERPUBLIC GROUP OF COS. INC.                1.1          0.9
  H.J. HEINZ CO.                                1.1          0.9
  WAL-MART STORES, INC.                         1.1          1.1
  TXU CORP.                                     1.1          0.8
  BURLINGTON RESOURCES, INC.                    1.1          0.7

                                                % OF NET ASSETS
                                                    AS OF
  FIVE LARGEST INDUSTRIES                     6/30/02     12/31/01
  BANKING                                       7.5          6.9
  MEDIA - BROADCASTING & PUBLISHING             5.8          5.8
  COMMERCIAL SERVICES                           5.4          5.1
  BEVERAGES, FOOD & TOBACCO                     5.2          4.7
  RETAILERS                                     5.0          5.2

Portfolio holdings and asset allocations will vary.

See page 12 for information on the possible risks associated with an investment in this fund.
NOTES TO CHARTS
(1)  These results do not include a sales charge.
(2)  These results include the maximum sales charge of 5.75%.
(3) Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge, and a 1.00% CDSC applied when you sell shares within one year of purchase.
(4) S&P 400 Midcap Index is an unmanaged index of U.S. mid-sized company stocks.
(5)  S&P 500 Index is an unmanaged index of U.S. common stock performance.
(6) Wilshire 4500 Index is an unmanaged index of 4500 mid- and small-size companies.
(7) Morningstar Mid Cap Growth Fund Average is an average of performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
(8) Lipper Multi-Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
(9) The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class A, B & C from 7/31/94; Class Y from 11/30/94.

                           CDC NVEST STAR GROWTH FUND

                                                           MANAGEMENT DISCUSSION

Growth stocks continued to slide during the first half of 2002, as allegations of earnings misstatements affected an increasing number of leading companies. Investor uncertainty spread. During this difficult period, the CDC Nvest Star Growth Fund was invested in a variety of companies and industries, but technology was a major portion of all four segments because the managers were expecting recovery later in the year or early in 2003. Unfortunately, technology companies were at the forefront of the market's retreat.

The RS Investments segment focuses on small-cap stocks; the Vaughan, Nelson, Scarborough & McCullough (VNSM) segment emphasizes large-cap companies; Westpeak Global Advisors' segment invests across the capitalization range; and Miller Anderson features mid-cap stocks.

During the six months ended June 30, 2002, the total return on Class A shares of the fund was -22.72% at net asset value. The fund's benchmark, the Russell 3000 Index, returned -12.24% for the same period, while the average return on funds in Morningstar's Large Growth category was -18.22%.

SOFTWARE, BIOTECH HURT RS INVESTMENTS' SEGMENT; CONSUMER CYCLICALS WERE POSITIVE Software companies declined on weak earnings reports, as corporate spending on information technology fell sharply. While fundamentals for many small software companies were strong, they were perceived to be overvalued like many of their large-cap counterparts. The segment's biotechnology stocks were hurt by doubts about accounting practices and the Food and Drug Administration's slow approval process. Positives for this segment included consumer stocks like The J. Jill Group, a multi-channel retailer of women's clothing. Cyclical growth stocks also contributed to performance, including Landstar, a trucking company; Monaco Coach and Thor Industries, two recreational vehicle companies; and Stations Casinos, a gaming company.

LARGE TECH HOLDINGS HURT VNSM SEGMENT; DEFENSE HELPED
The VNSM segment featured giants in computer technology like Microsoft, Intel and Cisco Systems, all of which performed poorly. VNSM sold the segment's Tyco holdings at a loss before the stock reached its low for the period. The segment's relatively small position in Qwest Communications was also eliminated. However, some large-cap defense stocks in the segment bucked the trend. Honeywell International, Inc., which has a virtual monopoly on aviation electronics, was a plus; Northrop Grumman, a leader in defense electronics, benefited from increased defense spending. In the medical sector, Laboratory Corporation of America helped performance, while Schering-Plough detracted.

WESTPEAK'S COMPUTER SELECTIONS HELD UP RELATIVE TO SECTOR; SMALL RETAILERS DID WELL
Westpeak had relatively large positions in such computer hardware companies as Dell Computer and Cisco Systems. While both of these stocks declined in value during the period, the companies had improved earnings expectations and the stocks performed better than their industry peers. The plus side included the segment's emphasis on clothing retailers, such as Foot Locker and TJX, which had reasonable valuations and strong earnings forecasts. This segment also benefited by focusing on reasonably valued companies with smaller capitalizations at a time when the market was punishing large companies more than small ones.

HEALTHCARE, CONSUMER STOCKS DID WELL FOR MILLER ANDERSON; BASIC INDUSTRIES HURT The Miller Anderson segment emphasized companies with the ability to generate free cash flow, rising profitability, strong earnings and business momentum. The healthcare stocks selected for this segment contributed most to performance. These included stable growth companies like clinical lab and testing facilities, hospital and healthcare service providers, and medical devices companies. The consumer discretionary stocks Miller Anderson selected in education, discount retail, entertainment, leisure and restaurants were also positives. Materials and utility stocks were negatives, but its relatively small position in technology spared this segment some of the negative sentiment that affected the sector.

[SIDENOTE]
PORTFOLIO PROFILE

OBJECTIVE:
Seeks long-term growth of capital

STRATEGY:
Invests primarily in a wide variety of common stocks selected for their growth potential

INCEPTION DATE:
December 31, 1997

SUBADVISERS:
Miller Anderson
RS Investment Management, L.P.
Vaughan, Nelson, Scarborough & McCullough, L.P.
Westpeak Global Advisors, L.P.

SYMBOLS:
Class A            NFGAX
Class B            NFGBX
Class C            NFGCX
Class Y            NFGYX

NET ASSET VALUE
PER SHARE:
(JUNE 30, 2002)
Class A           $6.77
Class B            6.64
Class C            6.65
Class Y            6.82

                           CDC NVEST STAR GROWTH FUND

INVESTMENT RESULTS THROUGH JUNE 30, 2002

PERFORMANCE IN PERSPECTIVE
The charts comparing CDC Nvest Star Growth Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

DECEMBER 31, 1997 (INCEPTION) THROUGH JUNE 30, 2002

[CHART]

                    NAV           MSC       RUSSELL 3000
12/31/1997         10000          9425         10000
                   10180          9595         10052
                   11280         10631         10771
                   11520         10858         11305
                   11890         11206         11416
                   11320         10669         11134
 6/30/1998         12410         11696         11511
                   12090         11395         11302
                    9830          9265          9570
                   10710         10094         10223
                   11580         10914         10999
                   12940         12196         11672
12/31/1998         15000         14137         12414
                   17560         16550         12836
                   16280         15344         12381
                   17740         16720         12835
                   18220         17173         13415
                   16740         15778         13160
 6/30/1999         17990         16956         13825
                   17410         16409         13405
                   17410         16409         13253
                   17210         16220         12914
                   18084         17044         13724
                   20651         19464         14108
12/31/1999         25982         24488         15009
                   26098         24597         14420
                   31949         30112         14554
                   28781         27126         15694
                   25000         23562         15141
                   21750         20500         14716
 6/30/2000         22352         21066         15151
                   20490         19312         14884
                   22675         21371         15987
                   22027         20761         15264
                   18767         17687         15046
                   15136         14265         13659
12/31/2000         15251         14374         13889
                   15043         14178         14364
                   12303         11595         13052
                   10800         10179         12201
                   11412         10756         13179
                   11008         10375         13285
 6/30/2001         10985         10353         13040
                   10742         10124         12825
                    9863          9296         12068
                    8337          7857         11003
                    8996          8479         11259
                    9794          9230         12127
12/31/2001         10129          9547         12298
                    9921          9350         12143
                    9192          8664         11895
                    9609          9056         12417
                    9007          8489         11765
                    8660          8163         11629
 6/30/2002          7828          7378         10792

AVERAGE ANNUAL TOTAL RETURNS -- JUNE 30, 2002

                                                                              SINCE
                                          6 MONTHS(7)       1 YEAR(7)       INCEPTION(7)
CLASS A (Inception 12/31/97)
Net Asset Value(1)                         -22.72%          -28.74%           -5.30%
With Maximum Sales Charge(2)               -27.13           -32.84            -6.54
CLASS B (Inception 10/29/99)
Net Asset Value(1)                         -22.97           -29.29           -27.44
With CDSC(3)                               -26.82           -32.82           -28.26
CLASS C (Inception 10/29/99)
Net Asset Value(1)                         -22.94           -29.18           -27.40
With Maximum Sales Charge and CDSC(3)      -24.50           -30.55           -27.67
CLASS Y (Inception 10/29/99)
Net Asset Value(1)                         -22.50           -28.51           -26.71

Class A performance history includes periods from its predecessor fund.

                                                                              SINCE                 SINCE
                                                                             CLASS A            CLASS B, C, Y
COMPARATIVE PERFORMANCE                   6 MONTHS          1 YEAR          INCEPTION            INCEPTION(8)
Russell 3000 Index(4)                      -12.24%          -17.24%            1.71%                -8.62%
Morningstar Large Growth Fund Average(5)   -18.22           -25.43            -0.30                -15.19
Lipper Multi Cap Growth Funds Average(6)   -20.13           -28.96            -0.17                -15.51

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[SIDENOTE]
PORTFOLIO FACTS

                                                % OF NET ASSETS
                                                    AS OF
  FUND COMPOSITION                            6/30/02     12/31/01
  COMMON STOCKS                                99.9         99.4
  SHORT TERM INVESTMENTS AND OTHER              0.1          0.6

                                                % OF NET ASSETS
                                                    AS OF
  TEN LARGEST HOLDINGS                       6/30/02     12/31/01
  GENERAL ELECTRIC CO.                          2.5          1.8
  MICROSOFT CORP.                               1.9          2.4
  WAL-MART STORES, INC.                         1.9          1.7
  INTEL CORP.                                   1.8          2.2
  CISCO SYSTEMS, INC.                           1.4          1.3
  PFIZER, INC.                                  1.3          2.2
  PEPSICO, INC.                                 1.3          1.1
  SUPPORTSOFT INC.                              1.3           --
  HOME DEPOT, INC.                              1.3          1.4
  JOHNSON & JOHNSON                             1.2          0.6

                                                % OF NET ASSETS
                                                    AS OF
  FIVE LARGEST INDUSTRIES                     6/30/02     12/31/01
  PHARMACEUTICALS                               6.5          9.7
  INTERNET                                      6.3          9.7
  SOFTWARE                                      5.5          8.5
  SEMICONDUCTORS                                5.3          6.2
  COMMERCIAL SERVICES                           5.0          2.7

Portfolio holdings and asset allocations will vary.

See page 12 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS
(1)  These results do not include a sales charge.
(2) These results include the maximum sales charge of 5.75%. Until 10/29/99, the fund had only one class of shares and was offered without a sales charge. Historical performance has been recalculated to include a sales charge.
(3) Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge, and a 1.00% CDSC applied when you sell shares within one year of purchase.
(4) Russell 3000 Index is an unmanaged list of the 3000 largest U.S. companies based on total market capitalization.
(5) Morningstar Large Growth Fund Average is an average of performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
(6) Lipper Multi Cap Growth Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
(7) Fund performance has been increased by expense waivers, within which performance would have been lower.
(8) Since-inception performance comparisons for B, C and Y shares are calculated from 10/31/99.

                         CDC NVEST STAR WORLDWIDE FUND

                                                           MANAGEMENT DISCUSSION

A global economic downturn affected most stock markets during the first half of 2002. For the six months ended June 30, the total return on Class A shares of CDC Nvest Star Worldwide Fund was -2.69% at net asset value, including $0.05 in reinvested distributions. For the same period, the fund's primary benchmark, the MSCI World Index (which includes the U.S.), returned -8.82%, while its secondary benchmark, the MSCI EAFE Index (which does not include the U.S.), returned -1.62%.

The combined efforts of your fund's three managers helped it outperform its primary benchmark and enabled it to keep ahead of the average performance of the funds in Morningstar's World Stock category, which was -7.20% for the period. On March 1, 2002, Hansberger Global Investors assumed responsibility for the growth segment of the fund. The Loomis Sayles' segment focuses on small-cap companies. Harris Associates, which manages both a U.S. and an international segment, favors value stocks.

HANSBERGER'S PACIFIC RIM STOCKS DID WELL; MOST TECH STOCKS DECLINED
The Hansberger segment had commitments to several economic sectors in different parts of the world. Sector allocation to such traditional growth industries as technology and telecommunications was a negative for this segment during the first half of 2002. Country allocations included significant positions in continental Europe, including emerging markets, and a relatively small number of holdings in the Pacific Rim, North America and the United Kingdom. Even though the positions were small, investments in Japan and other Pacific Rim countries were the strongest contributors to performance, while investments in Canada, continental Europe and the U.K. lagged.

IRELAND, FINLAND, SPAIN DID WELL FOR LOOMIS; FRANCE, NETHERLANDS WERE DISAPPOINTING
Higher growth rates and attractive valuations made European financial companies the best performing group in the Loomis segment. Although the allocation to Japan was relatively small, it performed well. Stocks selected in France and the Netherlands proved disappointing. Although the consumer discretionary sector underperformed, Loomis likes autos and media. U.S. auto companies have strong earnings, and the restructuring of Nissan Motors in Japan and Renault in France are positive. In media, Loomis focused on two types of companies: those that don't rely on advertising revenues, like British Pearson, which publishes books (Prentice Hall, Penguin) and newspapers (the U.K.'s FINANCIAL TIMES); and companies that do rely on advertising, like Australia's News Corp.

EXCEPT FOR DOWNTRODDEN TELECOM, HARRIS FOUND VALUE IN OUT-OF-FAVOR U.S. STOCKS The Harris U.S. segment did well with diverse manufacturer Fortune Brands (for example, Jim Beam liquor, Titleist golf equipment, Moen faucets); Washington Mutual, a savings and loan; and H&R Block. Disappointments during the period included Electronic Data Systems (EDS), AT&T Corporation and Sprint Corp (FON Group). While EDS is a strong computer software and services firm, the stock declined on concerns that its revenues might be reduced by the loss of WorldCom, a major EDS customer. Harris believes the merger of AT&T Broadband and Comcast has the potential to boost the AT&T's stock price, and Sprint could benefit from its strong local access and data businesses, which may also attract a potential buyer.

KOREA, FRANCE AND JAPAN DID WELL FOR HARRIS; SWEDEN, FINLAND, BRAZIL WERE DISAPPOINTING
Stock selection in Korea, France and Japan benefited Harris' international segment. Because Harris invests in businesses that are trading at a discount to their intrinsic value, the management team avoided overvalued speculative stocks that drove down some foreign stock indexes. Sweden and Finland, which were affected by telecommunications giants Ericsson and Nokia, were among the worst performers. In the emerging markets, Brazil was weak as uncertainty arose over upcoming elections.

[SIDENOTE]
PORTFOLIO PROFILE

OBJECTIVE:
Seeks long-term growth of capital

STRATEGY:
Invests primarily in equity securities of both U.S. and foreign companies

INCEPTION DATE:
December 29, 1995

SUBADVISERS:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Hansberger Global Investors, Inc.

SYMBOLS:
Class A           NEFDX
Class B           NEDBX
Class C           NEDCX

NET ASSET VALUE
PER SHARE:
(JUNE 30, 2002)
Class A          $12.62
Class B           11.91
Class C           11.91

                         CDC NVEST STAR WORLDWIDE FUND

INVESTMENT RESULTS THROUGH JUNE 30, 2002

PERFORMANCE IN PERSPECTIVE
The charts comparing CDC Nvest Star Worldwide Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

DECEMBER 29, 1995 (INCEPTION) THROUGH JUNE 30,2002

[CHART]

                    NAV           MSC       MSCI WORLD    MSCI EAFE
12/29/1995         10000          9425         10000         10000
                   10000          9425         10000         10000
                   10088          9508         10179         10041
                   10264          9674         10239         10075
                   10528          9923         10407         10289
                   10872         10247         10650         10588
                   11136         10496         10657         10393
 6/30/1996         11176         10533         10708         10452
                   10664         10051         10328         10146
                   10952         10322         10444         10168
                   11136         10496         10851         10439
                   11048         10413         10925         10332
                   11496         10835         11535         10743
                   11667         10996         11348         10605
                   12136         11439         11483         10234
                   12388         11675         11612         10401
                   12266         11561         11381         10439
                   12388         11675         11750         10494
                   13028         12278         12474         11177
 6/30/1997         13627         12844         13094         11793
                   14146         13332         13694         11984
                   13352         12584         12776         11089
                   14082         13272         13468         11710
                   13061         12310         12757         10810
                   12908         12166         12981         10700
                   13146         12390         13137         10793
                   13104         12350         13501         11287
                   13996         13192         14412         12011
                   14566         13729         15018         12381
                   14651         13809         15163         12479
                   14353         13528         14970         12418
 6/30/1998         14056         13248         15323         12512
                   14013         13208         15296         12639
                   11794         11116         13254         11073
                   11683         11012         13486         10734
                   12534         11813         14703         11853
                   13206         12446         15575         12460
                   13673         12887         16334         12952
                   14150         13336         16689         12913
                   13971         13168         16243         12606
                   14541         13705         16917         13132
                   15323         14442         17581         13664
                   14940         14081         16936         12960
 6/30/1999         15816         14907         17724         13465
                   15638         14738         17668         13866
                   15527         14634         17635         13916
                   15170         14298         17461         14056
                   15706         14803         18367         14583
                   16879         15909         18881         15090
                   18819         17736         20407         16444
                   18119         17077         19236         15399
                   19253         18146         19285         15814
                   19310         18200         20616         16427
                   17911         16881         19742         15562
                   17097         16114         19240         15182
 6/30/2000         17599         16587         19885         15776
                   17126         16141         19323         15114
                   17637         16623         19949         15246
                   16973         15997         18886         14503
                   16329         15390         18567         14161
                   15586         14690         17438         13630
                   16519         15569         17717         14114
                   16840         15872         18059         14107
                   15763         14857         16530         13049
                   14732         13885         15442         12179
                   15683         14781         16580         13026
                   15866         14954         16364         12566
 6/30/2001         15735         14830         15849         12052
                   15447         14559         15637         11833
                   15113         14244         14884         11533
                   13535         12757         13571         10365
                   13800         13006         13830         10630
                   14583         13744         14646         11022
                   15035         14170         14737         11088
                   14677         13833         14289         10499
                   14711         13865         14163         10572
                   15589         14693         14815         11195
                   15485         14595         14284         11218
                   15577         14682         14308         11360
 6/30/2002         14630         13788         13438         10908

AVERAGE ANNUAL TOTAL RETURNS -- JUNE 30, 2002

                                                                                               SINCE
                                                   6 MONTHS      1 YEAR      5 YEARS         INCEPTION
CLASS A (Inception 12/29/95)
Net Asset Value(1)                                  -2.69%       -7.02%       1.43%             6.02%
With Maximum Sales Charge(2)                        -8.26       -12.35        0.23              5.07
CLASS B (Inception 12/29/95)
Net Asset Value(1)                                  -2.93        -7.65        0.71              5.27
With CDSC(3)                                        -7.76       -12.24        0.43              5.27
CLASS C (Inception 12/29/95)
Net Asset Value(1)                                  -3.00        -7.72        0.69              5.26
With Maximum Sales Charge and CDSC(3)               -4.90        -9.55        0.48              5.10

                                                                                               SINCE
                                                   6 MONTHS      1 YEAR      5 YEARS         INCEPTION(8)
MSCI World Index(4)                                 -8.82%      -15.22%       0.52%             4.65%
MSCI EAFE Index(5)                                  -1.62        -9.49       -1.55              1.35
Morningstar World Stock Fund Average(6)             -7.20       -13.52        1.60              4.46
Lipper Global Funds Average(7)                      -8.24       -14.37        1.48              5.59

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[SIDENOTE]
PORTFOLIO FACTS

                                                % OF NET ASSETS
                                                    AS OF
  FUND COMPOSITION                            6/30/02     12/31/01
  COMMON STOCKS                                97.1         97.5
  SHORT TERM INVESTMENTS AND OTHER              2.9          2.5

                                                % OF NET ASSETS
                                                    AS OF
  TEN LARGEST HOLDINGS                        6/30/02     12/31/01
  GLAXOSMITHKLINE PLC                           1.6          0.6
  WASHINGTON MUTUAL, INC.                       1.3          1.1
  TOTALFINAELF SA                               1.2          0.7
  US BANCORP                                    1.2          1.1
  BANCO POPOLARE DI VERONA                      1.2          1.0
  TELEFONAKTIEBOLAGET LM ERICSSON               1.0           --
  H.J. HEINZ CO.                                1.0          0.9
  BNP PARIBAS                                   1.0          0.6
  BURLINGTON RESOURCES, INC.                    0.9          0.8
  KROGER CO. (THE)                              0.9          0.9

                                                % OF NET ASSETS
                                                    AS OF
  FIVE LARGEST COUNTRIES                      6/30/02     12/31/01
  UNITED STATES                                26.4         35.9
  UNITED KINGDOM                               14.4         12.9
  JAPAN                                         9.2          6.6
  FRANCE                                        7.1          5.9
  NETHERLANDS                                   5.5          3.4

Portfolio holdings and asset allocations will vary.

See page 12 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS
(1)  These results do not include a sales charge.
(2)  These results include the maximum sales charge of 5.75%.
(3) Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
(4) Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index of common stocks from the MSCI developed-market countries.
(5) Morgan Stanley Capital International Europe Australasia and Far East Index (MSCI EAFE) is an unmanaged index of common stocks traded outside the U.S.
(6) Morningstar World Stock Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
(7) Lipper Global Funds Average is the average performance without sales charges of mutual funds with a similar current investment style or objective, as calculated by Lipper Inc.
(8) Since-inception performance comparisons for all Classes of fund shares are calculated from 12/31/95.

RISKS OF THE CDC NVEST STAR FUNDS
The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice.

Any mutual fund investment involves risk. The following notes describe the risks of each of the CDC Nvest funds discussed in this report. These risks may affect the value of your investment. See the funds' prospectus for details.

CDC NVEST STAR VALUE FUND INVESTS PRIMARILY IN VALUE STOCKS, WHICH MAY FALL OUT OF FAVOR WITH INVESTORS AND MAY UNDERPERFORM GROWTH STOCKS DURING CERTAIN MARKET CONDITIONS. IT MAY ALSO INVEST IN FOREIGN SECURITIES THAT HAVE SPECIAL RISKS, INCLUDING POLITICAL, REGULATORY AND CURRENCY RISKS.

CDC NVEST STAR SMALL CAP FUND INVESTS IN SMALL-CAP AND EMERGING-GROWTH COMPANIES THAT ARE MORE VOLATILE THAN THE OVERALL MARKET. THE FUND MAY ALSO INVEST IN FOREIGN AND EMERGING MARKET SECURITIES THAT HAVE SPECIAL RISKS; LOWER RATED BONDS THAT OFFER HIGHER YIELDS IN RETURN FOR MORE RISK; REAL ESTATE INVESTMENT TRUSTS (REITS) THAT CHANGE IN PRICE WITH UNDERLYING REAL ESTATE VALUES AND HAVE OTHER MORTGAGE-RELATED RISKS. FREQUENT PORTFOLIO TURNOVER MAY INCREASE YOUR RISK OF GREATER TAX LIABILITY AND LOWER YOUR TOTAL RETURN.

CDC NVEST STAR ADVISERS FUND INVESTS IN A WIDE VARIETY OF EQUITY SECURITIES, INCLUDING SMALL-CAP AND EMERGING-GROWTH COMPANIES THAT ARE MORE VOLATILE THAN THE OVERALL MARKET; LOWER RATED BONDS THAT OFFER HIGHER YIELDS IN RETURN FOR MORE RISK; REAL ESTATE INVESTMENT TRUSTS (REITS) THAT CHANGE IN PRICE WITH UNDERLYING REAL ESTATE VALUES AND HAVE OTHER MORTGAGE-RELATED RISKS; AND INITIAL PUBLIC OFFERINGS (IPOS) THAT MAY HAVE SIGNIFICANT RISK, IMPACT THE FUND'S PERFORMANCE, AND MAY INCREASE YOUR TAX LIABILITY. THE FUND MAY ALSO INVEST IN FOREIGN SECURITIES, WHICH HAVE SPECIAL RISKS NOT ASSOCIATED WITH DOMESTIC SECURITIES.

CDC NVEST STAR GROWTH FUND INVESTS IN A WIDE VARIETY OF EQUITY SECURITIES, INCLUDING SMALL-CAP AND EMERGING-GROWTH COMPANIES THAT ARE MORE VOLATILE THAN THE OVERALL MARKET; LOWER RATED BONDS THAT OFFER HIGHER YIELDS IN RETURN FOR MORE RISK; REAL ESTATE INVESTMENT TRUSTS (REITS) THAT CHANGE IN PRICE WITH UNDERLYING REAL ESTATE VALUES AND HAVE OTHER MORTGAGE-RELATED RISKS; AND INITIAL PUBLIC OFFERINGS (IPOS) THAT MAY HAVE SIGNIFICANT RISK, IMPACT THE FUND'S PERFORMANCE, AND MAY INCREASE YOUR TAX LIABILITY. THE FUND MAY ALSO INVEST IN FOREIGN SECURITIES, WHICH HAVE SPECIAL RISKS NOT ASSOCIATED WITH DOMESTIC SECURITIES.

CDC NVEST STAR WORLDWIDE FUND INVESTS IN FOREIGN AND EMERGING MARKET SECURITIES THAT HAVE SPECIAL RISKS. THESE MAY INCLUDE POLITICAL, REGULATORY AND CURRENCY RISKS. EMERGING MARKETS MAY BE MORE SUBJECT TO THESE RISKS THAN DEVELOPED MARKETS. THE FUND MAY INVEST IN SMALL-CAP COMPANIES THAT ARE MORE VOLATILE THAN THE OVERALL MARKET; LOWER RATED BONDS THAT OFFER HIGHER YIELDS IN RETURN FOR MORE RISK AND PRICE FLUCTUATIONS; REAL ESTATE INVESTMENT TRUSTS (REITS) THAT CHANGE IN PRICE WITH UNDERLYING REAL ESTATE VALUES AND HAVE OTHER MORTGAGE-RELATED RISKS.

NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE

                   STAR VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2002 (Unaudited)

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
COMMON STOCK -- 97.3% OF TOTAL NET ASSETS
              ADVERTISING - 1.7%
    111,700   Interpublic Group of Cos. (The), Inc.                           $  2,765,692
                                                                              ------------
              AEROSPACE & DEFENSE - 2.5%
      1,800   Curtiss-Wright Corp.                                                 144,000
      4,600   General Dynamics Corp.                                               489,210
     52,000   Honeywell International, Inc.                                      1,831,960
      6,600   Lockheed Martin Corp.                                                458,700
      4,600   Northrop Grumman Corp.                                               575,000
      9,600   Raytheon Co.                                                         391,200
      2,300   United Technologies Corp.                                            156,170
                                                                              ------------
                                                                                 4,046,240
                                                                              ------------
              APPAREL RETAILERS - 2.3%
     25,500   Foot Locker, Inc. (c)                                                368,475
    210,000   Gap (The), Inc.                                                    2,982,000
      8,700   Ltd. Brands                                                          185,310
      4,800   Ross Stores, Inc.                                                    195,600
                                                                              ------------
                                                                                 3,731,385
                                                                              ------------
              AUTOMOTIVE - 0.1%
      3,900   American Axle & Manufacturing Holdings, Inc. (c)                     115,986
      1,500   BorgWarner, Inc.                                                      86,640
                                                                              ------------
                                                                                   202,626
                                                                              ------------
              BANKING - 8.2%
     44,100   Bank of America Corp.                                              3,102,876
      9,600   Commerce Bancshares, Inc.                                            424,704
      8,100   First Virginia Banks, Inc.                                           434,322
     28,200   FleetBoston Financial Corp.                                          912,270
     17,700   Keycorp                                                              483,210
        800   M&T Bank Corp.                                                        68,608
     24,000   Mellon Financial Corp.                                               754,320
      7,900   National City Corp.                                                  262,675
     11,300   North Fork Bancorp, Inc.                                             449,853
     42,900   US Bancorp                                                         1,001,715
    129,300   Washington Mutual, Inc.                                            4,798,323
     17,000   Wells Fargo & Co.                                                    851,020
                                                                              ------------
                                                                                13,543,896
                                                                              ------------
              BEVERAGES, FOOD & TOBACCO - 4.2%
     11,800   Adolph Coors Co., Class B                                            735,140
     13,000   Anheuser-Busch Companies, Inc.                                       650,000
     24,800   DIMON, Inc.                                                          171,616
      5,000   Dole Food Co., Inc.                                                  144,250
     35,725   Kraft Foods, Inc.                                                  1,462,939
     13,900   Pepsi Bottling Group, Inc.                                           428,120
     50,000   PepsiCo, Inc.                                                      2,410,000
     22,900   Philip Morris Cos., Inc.                                           1,000,272
                                                                              ------------
                                                                                 7,002,337
                                                                              ------------
              BIOTECHNOLOGY - 1.3%
     60,000   Chiron Corp. (c)                                                   2,121,000
                                                                              ------------
              BUILDING MATERIALS - 0.5%
     11,600   AMCOL International Corp.                                             74,820
     14,900   Home Depot, Inc.                                                     547,277
      3,100   Lowe's Cos., Inc.                                                    140,740
                                                                              ------------
                                                                                   762,837
                                                                              ------------
              CHEMICALS - 1.3%
      4,000   Airgas, Inc. (c)                                                $     69,200
      4,200   Engelhard Corp.                                                      118,944
     43,600   Octel Corp. (c)                                                    1,105,260
     15,000   Praxair, Inc.                                                        854,550
                                                                              ------------
                                                                                 2,147,954
                                                                              ------------
              COMMERCIAL SERVICES - 2.9%
    180,000   Cendant Corp. (c)                                                  2,858,400
      1,700   CSS Industries, Inc. (c)                                              60,350
     58,900   Equifax, Inc.                                                      1,590,300
      5,200   H&R Block, Inc.                                                      239,980
      5,200   Pre-Paid Legal Services, Inc. (c)                                    103,480
                                                                              ------------
                                                                                 4,852,510
                                                                              ------------
              COMMUNICATIONS - 0.8%
     29,100   Cisco Systems, Inc. (c)                                              405,945
     60,500   General Motors Corp., Class H (Hughes Electronics Corp.) (c)         629,200
     25,000   Motorola, Inc.                                                       360,500
                                                                              ------------
                                                                                 1,395,645
                                                                              ------------
              COMPUTER SOFTWARE & PROCESSING - 0.1%
      3,700   Tech Data Corp. (c)                                                  140,045
                                                                              ------------
              COMPUTERS - 4.3%
     30,000   Apple Computer, Inc. (c)                                             531,600
     29,700   Dell Computer Corp. (c)                                              776,358
     95,200   Electronic Data Systems Corp.                                      3,536,680
     92,000   Hewlett-Packard Co.                                                1,405,760
      1,500   International Business Machines Corp.                                108,000
     11,200   Pomeroy Computer Resources, Inc. (c)                                 163,296
      3,400   Storage Technology Corp. (c)                                          54,298
     17,100   SunGard Data Systems, Inc. (c)                                       452,808
                                                                              ------------
                                                                                 7,028,800
                                                                              ------------
              COSMETICS & PERSONAL CARE - 0.6%
     11,800   Procter & Gamble Co.                                               1,053,740
                                                                              ------------
              ELECTRIC UTILITIES - 1.0%
     25,600   Edison International (c)                                             435,200
     21,000   Entergy Corp.                                                        891,240
      9,000   Mirant Corp. (c)                                                      65,700
     31,100   Sierra Pacific Resources                                             242,580
                                                                              ------------
                                                                                 1,634,720
                                                                              ------------
              ELECTRICAL EQUIPMENT - 0.9%
     14,100   Emerson Electric Co.                                                 754,491
     27,000   General Electric Co.                                                 784,350
                                                                              ------------
                                                                                 1,538,841
                                                                              ------------
              ELECTRONICS - 1.7%
     15,100   Agilent Technologies, Inc. (c)                                       357,115
      1,500   Johnson Controls, Inc.                                               122,415
     80,000   Waters Corp. (c)                                                   2,136,000
      6,800   Watts Industries, Inc., Class A                                      134,980
                                                                              ------------
                                                                                 2,750,510
                                                                              ------------
              ENTERTAINMENT & LEISURE - 2.9%
    109,000   Carnival Corp.                                                     3,018,210
      2,000   Sabre Holdings Corp. (c)                                              71,600
     87,900   Walt Disney Co. (The)                                              1,661,310
                                                                              ------------
                                                                                 4,751,120
                                                                              ------------
              ENVIRONMENTAL CONTROL - 2.2%
    136,500   Waste Management, Inc.                                             3,555,825
                                                                              ------------

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              FINANCIAL SERVICES - 7.0%
     13,600   American Express Co.                                            $    493,952
      1,700   Bear Stearns Cos. (The), Inc.                                        104,040
     68,499   Citigroup, Inc.                                                    2,654,336
     41,800   Fannie Mae                                                         3,082,750
      7,500   Goldman Sachs Group (The), Inc.                                      550,125
     66,400   J.P. Morgan Chase & Co.                                            2,252,288
     15,500   Lehman Brothers Holdings, Inc.                                       969,060
      7,000   MBNA Corp.                                                           231,490
     20,000   Merrill Lynch & Co., Inc.                                            810,000
      9,000   Morgan Stanley                                                       387,720
                                                                              ------------
                                                                                11,535,761
                                                                              ------------
              FOOD RETAILERS - 1.4%
    120,000   Kroger Co. (The) (c)                                               2,388,000
                                                                              ------------
              FOREST PRODUCTS & PAPER - 1.5%
      3,500   Bemis Co.                                                            166,250
     16,900   Bowater, Inc.                                                        918,853
     19,000   International Paper Co.                                              828,020
     10,000   Weyerhaeuser Co.                                                     638,500
                                                                              ------------
                                                                                 2,551,623
                                                                              ------------
              HEALTH CARE PROVIDERS - 1.6%
     52,700   HCA, Inc.                                                          2,503,250
      1,100   Tenet Healthcare Corp. (c)                                            78,705
      1,600   WellPoint Health Networks, Inc. (c)                                  124,496
                                                                              ------------
                                                                                 2,706,451
                                                                              ------------
              HEAVY MACHINERY - 2.4%
     18,200   Deere & Co.                                                          871,780
     11,100   Global Power Equipment Group, Inc. (c)                               109,890
     24,000   SPX Corp. (c)                                                      2,820,000
      2,700   W.W. Grainger, Inc.                                                  135,270
                                                                              ------------
                                                                                 3,936,940
                                                                              ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.2%
      3,800   Beazer Homes USA, Inc. (c)                                           304,000
      5,400   Centex Corp.                                                         312,066
     22,500   Leggett & Platt, Inc.                                                526,500
      3,800   Lennar Corp.                                                         232,560
      7,400   M.D.C. Holdings, Inc.                                                384,800
     10,000   M/I Schottenstein Homes, Inc.                                        376,800
      8,800   Pulte Homes, Inc.                                                    505,824
      1,800   Ryland Group, Inc.                                                    89,550
      6,300   Toll Brothers, Inc. (c)                                              184,590
     11,500   Whirlpool Corp.                                                      751,640
                                                                              ------------
                                                                                 3,668,330
                                                                              ------------
              HOUSEHOLD PRODUCTS - 1.1%
     10,000   Avery Dennison Corp.                                                 627,500
     21,700   Johnson & Johnson                                                  1,134,042
                                                                              ------------
                                                                                 1,761,542
                                                                              ------------
              INDUSTRIAL - DIVERSIFIED - 0.1%
     14,600   Tyco International, Ltd.                                             197,246
                                                                              ------------
              INSURANCE - 6.0%
     19,000   ACE, Ltd.                                                            600,400
     17,200   Allstate Corp. (The)                                                 636,056
     28,260   American International Group, Inc.                                 1,928,180
        390   Berkshire Hathaway, Inc., Class B (c)                                871,260
      3,800   CIGNA Corp.                                                          370,196
     18,700   John Hancock Financial Services, Inc.                                658,240
     11,500   Lincoln National Corp.                                               483,000
      8,000   MGIC Investment Corp.                                                542,400
     16,000   Old Republic International Corp.                                $    504,000
      5,700   Progressive Corp. (The)                                              329,745
     19,650   Prudential Financial, Inc. (c)                                       655,524
     21,400   Radian Group, Inc.                                                 1,045,390
     21,600   St. Paul Cos. (The), Inc.                                            840,672
      5,500   XL Capital, Ltd., Class A                                            465,850
                                                                              ------------
                                                                                 9,930,913
                                                                              ------------
              INTERNET - 0.0%
      1,600   Symantec Corp. (c)                                                    52,560
                                                                              ------------
              LODGING - 0.4%
      8,200   Aztar Corp. (c)                                                      170,560
     15,000   Starwood Hotels & Resorts Worldwide, Inc.                            493,350
                                                                              ------------
                                                                                   663,910
                                                                              ------------
              MEDIA - BROADCASTING & PUBLISHING - 0.9%
     12,000   Knight-Ridder, Inc.                                                  755,400
     10,800   McGraw-Hill Cos. (The), Inc.                                         644,760
                                                                              ------------
                                                                                1,400,160
                                                                              ------------
              MEDICAL SUPPLIES - 2.4%
     24,500   Baxter International, Inc.                                         1,089,025
     83,500   Guidant Corp. (c)                                                  2,524,205
      6,500   Hillenbrand Industries, Inc.                                         364,975
                                                                              ------------
                                                                                 3,978,205
                                                                              ------------
              METALS - 0.1%
      2,000   Quanex Corp.                                                          87,400
     11,900   RTI International Metals, Inc. (c)                                   144,585
                                                                              ------------
                                                                                   231,985
                                                                              ------------
              OIL & GAS - 8.6%
      3,600   Apache Corp.                                                         206,928
     10,500   BJ Services Co. (c)                                                  355,740
     19,000   BP PLC (ADR)                                                         959,310
      9,500   ChevronTexaco Corp.                                                  840,750
     38,900   Conoco, Inc.                                                       1,081,420
     27,300   Dynegy, Inc., Class A                                                196,560
     22,100   El Paso Corp.                                                        455,481
    122,200   Exxon Mobil Corp.                                                  5,000,424
     10,000   Shell Transport & Trading Co. PLC (ADR)                              450,100
     11,700   Tidewater, Inc.                                                      385,164
      6,900   Veritas DGC, Inc. (c)                                                 86,940
    200,000   XTO Energy, Inc.                                                   4,120,000
                                                                              ------------
                                                                                14,138,817
                                                                              ------------
              PHARMACEUTICALS - 3.3%
     10,000   Abbott Laboratories                                                  376,500
      1,700   AmerisourceBergen Corp.                                              129,200
      2,500   Barr Laboratories, Inc. (c)                                          158,825
      2,100   ICN Pharmaceuticals, Inc.                                             50,841
     29,320   Merck & Co., Inc.                                                  1,484,765
     20,280   Pharmacia Corp.                                                      759,486
    102,000   Schering-Plough Corp.                                              2,509,200
                                                                              ------------
                                                                                 5,468,817
                                                                              ------------
              RESTAURANTS - 2.4%
      7,500   CBRL Group, Inc.                                                     228,225
     31,700   McDonald's Corp.                                                     901,865
     10,500   Wendy's International, Inc.                                          418,215
     80,000   Yum! Brands, Inc. (c)                                              2,340,000
                                                                              ------------
                                                                                 3,888,305
                                                                              ------------

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              RETAILERS - 7.0%
      9,000   Circuit City Stores, Inc.                                       $    168,750
     16,100   CVS Corp.                                                            492,660
    154,700   J.C. Penney Co., Inc.                                              3,406,494
     24,900   Office Depot, Inc. (c)                                               418,320
     14,800   Sears, Roebuck and Co.                                               803,640
     69,800   Tiffany & Co.                                                      2,456,960
    180,000   Toys 'R ' Us, Inc. (c)                                             3,144,600
     11,800   Wal-Mart Stores, Inc.                                                649,118
                                                                              ------------
                                                                                11,540,542
                                                                              ------------
              SEMICONDUCTORS - 1.2%
     22,000   Applied Materials, Inc. (c)                                          418,440
      4,400   ESS Technology, Inc. (c)                                              77,176
     43,200   Intel Corp.                                                          789,264
      3,500   Intersil Corp., Class A (c)                                           74,830
      1,200   KLA-Tencor Corp. (c)                                                  52,788
      6,700   Micron Technology, Inc. (c)                                          135,474
      7,700   Texas Instruments, Inc.                                              182,490
      9,400   Xilinx, Inc. (c)                                                     210,842
                                                                              ------------
                                                                                 1,941,304
                                                                              ------------
              SOFTWARE - 1.1%
     31,100   First Data Corp.                                                   1,156,920
     10,600   Microsoft Corp. (c)                                                  579,820
     18,900   Novell, Inc. (c)                                                      60,669
                                                                              ------------
                                                                                 1,797,409
                                                                              ------------
              TELEPHONE SYSTEMS - 6.0%
     11,900   Alltell Corp.                                                        559,300
    253,800   AT&T Corp.                                                         2,715,660
     61,500   BellSouth Corp.                                                    1,937,250
     25,400   CenturyTel, Inc.                                                     749,300
    270,000   Citizens Communications Co. (c)                                    2,257,200
     19,000   SBC Communications, Inc.                                             579,500
      9,800   Sprint Corp. (FON Group)                                             103,978
     25,000   Verizon Communications, Inc.                                       1,003,750
                                                                              ------------
                                                                                 9,905,938
                                                                              ------------
              TEXTILES, CLOTHING & FABRICS - 0.8%
     25,000   Jones Apparel Group, Inc. (c)                                        937,500
     12,700   Liz Claiborne, Inc.                                                  403,860
                                                                              ------------
                                                                                 1,341,360
                                                                              ------------
              TRANSPORTATION - 0.3%
      8,000   FedEx Corp.                                                          427,200
                                                                              ------------
              Total Common Stocks
              (Identified Cost $154,233,154)                                   160,479,041
                                                                              ------------
 PRINCIPAL
  AMOUNT          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- 0.2%
           FINANCIAL SERVICES -- 0.2%

     22,000   Merrill Lynch & Co., Inc., 8% STRIDES exchangeable for shares
              of Cisco Systems common stock, zero coupon.                     $    317,900
                                                                              ------------
              Total Convertible Security (Identified Cost $364,162)                317,900
                                                                              ------------

SHORT TERM INVESTMENT --2.7%

$ 4,541,678   Repurchase Agreement with Investors Bank & Trust Co.
              dated 6/28/2002 at 1.25% to be repurchased
              at $4,542,151 on 7/01/2002, collateralized by
              $4,597,993 Government National Mortgage Bond,
              6.75%, due 7/20/2023 valued at $4,768,762                          4,541,678
                                                                              ------------
              Total Short Term Investment
              (Identified Cost $4,541,678)                                       4,541,678
                                                                              ------------
              Total Investments-- 100.2%
              (Identified Cost $159,138,994) (b)                               165,338,619
              Other assets less liabilities                                       (359,697)
                                                                              ------------
              Total Net Assets-- 100%                                         $164,978,922
                                                                              ============
(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2002, the net unrealized appreciation on
     investments based on cost of $159,138,994 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                                $ 20,407,120
     Aggregate gross unrealized depreciation for all investments in
     which there is an excess of tax cost over value                           (14,207,495)
                                                                              ------------
     Net unrealized appreciation                                              $  6,199,625
                                                                              ============
     At December 31,2001, the Fund had a capital loss carryover of approximately $5,117,200 which expires on December 31, 2008.
     This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)  Non-income producing security.
ADR  An American Depositary Receipt (ADR) is a certificate issued by a U.S.
     bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

                 STAR SMALL CAP FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2002 (Unaudited)

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
COMMON STOCK -- 96.6% OF TOTAL NET ASSETS

              ADVERTISING - 0.3%
     17,200   Getty Images, Inc. (c) (d)                                      $    374,444
                                                                              ------------
              AEROSPACE & DEFENSE - 0.8%
      4,350   Alliant Techsystems, Inc. (c)                                        277,530
     32,500   Herley Industries, Inc. (c)                                          689,325
      8,500   Titan Corp. (c)                                                      155,465
                                                                              ------------
                                                                                 1,122,320
                                                                              ------------
              AIRLINES - 0.2%
     24,800   ExpressJet Holdings, Inc. (c)                                        323,640
                                                                              ------------
              APPAREL RETAILERS - 2.8%
      6,500   Aeropostale, Inc. (c)(d)                                             177,905
     24,700   AnnTaylor Stores Corp. (c)                                           627,133
     22,500   Charming Shoppes, Inc. (c)                                           194,400
      9,650   Chico's FAS, Inc. (c)(d)                                             350,488
      7,500   Christopher & Banks Corp. (c)                                        317,250
     95,000   dELiA*s Corp. (c)                                                    484,500
     20,400   Hot Topic, Inc. (c)                                                  544,884
     19,700   Too, Inc. (c)                                                        606,760
     11,100   Urban Outfitters, Inc. (c)                                           385,392
                                                                              ------------
                                                                                 3,688,712
                                                                              ------------
              AUTOMOTIVE - 0.7%
     16,300   Lear Corp. (c)                                                       753,875
      4,700   Sonic Automotive, Inc. (c)                                           121,025
                                                                              ------------
                                                                                   874,900
                                                                              ------------
              BANKING - 2.0%
     75,000   BankAtlantic Bancorp, Inc.                                           930,000
      9,700   Investors Financial Services Corp.                                   325,338
      7,925   New York Community Bancorp, Inc.                                     214,767
     30,000   People's Bank                                                        783,300
     13,000   UCBH Holdings, Inc.                                                  494,130
                                                                              ------------
                                                                                 2,747,535
                                                                              ------------
              BEVERAGES, FOOD & TOBACCO - 4.9%
     26,600   Constellation Brands, Inc. (c)                                       851,200
    185,000   Del Monte Foods Co. (c)                                            2,183,000
     90,000   Ralcorp Holdings, Inc. (c)                                         2,812,500
     30,000   Sensient Technologies Corp.                                          682,800
                                                                              ------------
                                                                                 6,529,500
                                                                              ------------
              BIOTECHNOLOGY - 2.1%
     11,350   Charles River Laboratories International, Inc. (c)                   397,817
      4,800   Enzon, Inc. (c)(d)                                                   120,576
     11,100   Integra LifeSciences Holdings Corp. (c)                              241,425
     27,500   Martek Biosciences Corp. (c)(d)                                      575,300
     85,000   Novavax, Inc. (c)                                                    357,000
    119,300   Regeneration Technologies, Inc. (c)                                  720,572
     11,000   Transkaryotic Therapies, Inc. (c)(d)                                 396,550
                                                                              ------------
                                                                                 2,809,240
                                                                              ------------
              BUILDING MATERIALS - 0.5%
      8,000   Florida Rock Industries, Inc.                                        286,480
      7,800   Hughes Supply, Inc.                                                  350,220
                                                                              ------------
                                                                                   636,700
                                                                              ------------
              CHEMICALS - 2.2%
     50,000   HB Fuller Co.                                                      1,464,500
     23,700   Lyondell Chemical Co.                                                357,870
     13,500   Olin Corp.                                                           299,025
     40,000   Omnova Solutions, Inc. (c)                                           336,000
     20,000   Spartech Corp.                                                       544,600
                                                                              ------------
                                                                                 3,001,995
                                                                              ------------
              COMMERCIAL SERVICES - 6.6%
     10,000   AMN Healthcare Services, Inc. (c)                                $   350,100
      6,100   Arbitron, Inc. (c)                                                   190,320
     32,000   Central Parking Corp.                                                731,200
     20,000   Coinstar, Inc. (c)                                                   489,000
     14,200   Corporate Executive Board Co. (c)                                    486,350
     33,400   DiamondCluster International, Inc. (c)                               199,732
     37,500   Dollar Thrifty Automotive Group, Inc. (c)                            971,250
     12,600   FTI Consulting, Inc. (c)                                             441,126
      3,500   Hewitt Associates, Inc., Class A (c)                                  81,550
     74,000   Integrated Electrical Services, Inc. (c)                             462,500
     29,650   Kroll, Inc. (c)                                                      641,329
      8,850   Medical Staffing Network Holdings, Inc. (c)                          216,825
    239,500   Mosaic Group, Inc.                                                   393,707
     50,000   NCO Group, Inc. (c)(d)                                             1,104,500
      6,000   Rent-A-Center, Inc. (c)                                              348,060
     10,000   Right Management Consultants, Inc. (c)                               262,990
     35,000   Spherion Corp. (c)                                                   416,500
     10,600   Steiner Leisure, Ltd. (c)                                            153,700
     65,000   TeleTech Holdings, Inc. (c)                                          620,100
     14,100   United Rentals, Inc. (c)                                             307,380
                                                                              ------------
                                                                                 8,868,219
                                                                              ------------
              COMMUNICATIONS - 0.9%
    334,200   Auspex Systems, Inc. (c)                                              83,884
     19,000   Cable Design Technologies Corp. (c)                                  194,750
     27,700   Extreme Networks, Inc. (c)(d)                                        279,493
    195,300   Latitude Communications, Inc. (c)                                    257,796
     15,800   NMS Communications Corp. (c)                                          38,394
     53,000   RMH Teleservices, Inc. (c)                                           364,110
                                                                              ------------
                                                                                 1,218,427
                                                                              ------------
              COMPUTERS - 5.3%
      3,000   BISYS Group (The), Inc. (c)                                           99,900
      7,300   CACI International, Inc., Class A (c)                                278,787
    200,000   CIBER, Inc. (c)                                                    1,450,000
     40,000   Imation Corp. (c)                                                  1,190,400
     60,000   InFocus Corp. (c)                                                    706,800
     50,000   Intergraph Corp. (c)                                                 872,010
     10,750   Manhattan Associates, Inc. (c)(d)                                    345,720
     75,000   MCSi, Inc. (c)(d)                                                    850,500
     78,000   Mentor Graphics Corp. (c)                                          1,109,160
     30,000   M-Systems Flash Disk Pioneers, Ltd. (c)                              249,087
                                                                              ------------
                                                                                 7,152,364
                                                                              ------------
              CONTAINERS & PACKAGING - 0.1%
     20,200   Crown Cork & Seal Co., Inc. (c)(d)                                   138,370
                                                                              ------------
              EDUCATION - 1.8%
     11,350   Career Education Corp. (c)                                           510,750
     33,000   Corinthian Colleges, Inc. (c)                                      1,118,370
     13,200   Education Management Corp. (c)                                       537,636
     11,000   ITT Educational Services, Inc. (c)                                   239,800
                                                                              ------------
                                                                                 2,406,556
                                                                              ------------
              ELECTRIC UTILITIES - 0.3%
     64,200   Calpine Corp. (c)(d)                                                 451,326
                                                                              ------------
              ELECTRICAL EQUIPMENT - 0.2%
      9,250   Advanced Energy Industries, Inc. (c)                                 205,165
                                                                              ------------
              ELECTRONICS - 3.8%
    150,000   Checkpoint Systems, Inc. (c)(d)                                    1,755,000
    215,000   Conductus, Inc. (c)                                                  258,000
     14,400   Cymer, Inc. (c)(d)                                                   504,576
      7,400   FLIR Systems, Inc. (c)(d)                                            310,578

                 See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              ELECTRONICS - CONTINUED
     95,000   HEI, Inc. (c)                                                   $    731,500
      6,500   InVision Technologies, Inc. (c)(d)                                   157,040
      9,850   Itron, Inc. (c)                                                      258,365
     23,800   Measurement Specialties, Inc. (c)(d)                                  71,400
     10,600   Mettler-Toledo International, Inc. (c)                               390,822
      7,200   Photon Dynamics, Inc. (c)                                            216,000
     11,500   Varian, Inc. (c)                                                     378,925
                                                                              ------------
                                                                                 5,032,206
                                                                              ------------
              ENTERTAINMENT & LEISURE - 2.8%
     21,700   Alliance Atlantis Commerce, Inc. (c)                                 269,080
     25,000   Callaway Golf Co. (d)                                                396,000
     15,700   GTECH Holdings Corp. (c)                                             400,978
     53,300   Hollywood Entertainment Corp. (c)                                  1,102,244
      4,300   Nautilus Group, Inc. (c)(d)                                          131,580
     26,600   Penn National Gaming, Inc. (c)                                       482,790
      5,600   Polaris Industries, Inc.                                             364,000
     79,900   Scientific Games Corp. (c)                                           634,406
                                                                              ------------
                                                                                 3,781,078
                                                                              ------------
              FINANCIAL SERVICES - 0.8%
     17,000   AmeriCredit Corp. (c)(d)                                             476,850
      7,900   IndyMac Bancorp, Inc. (c)                                            179,172
     32,500   Net.B@nk, Inc. (c)(d)                                                389,350
                                                                              ------------
                                                                                 1,045,372
                                                                              ------------
              FOOD RETAILERS - 0.5%
     35,000   Pathmark Stores, Inc. (c)                                            658,350
                                                                              ------------
              HEALTH CARE PROVIDERS - 3.7%
      7,600   Amerigroup Corp. (c)                                                 207,328
     20,000   Centene Corp. (c)(d)                                                 619,600
     11,200   Coventry Health Care, Inc. (c)                                       318,304
    165,100   Hanger Orthopedic Group, Inc. (c)                                  2,507,869
      3,900   LifePoint Hospitals, Inc. (c)                                        141,609
     12,600   Mid Atlantic Medical Services, Inc. (c)                              395,010
      5,600   Odyssey Healthcare, Inc. (c)                                         203,000
     10,000   Province Healthcare Co. (c)(d)                                       223,600
      6,000   Triad Hospitals, Inc. (c)                                            254,280
      9,500   VCA Antech, Inc. (c)                                                 147,820
                                                                              ------------
                                                                                 5,018,420
                                                                              ------------
              HEALTH CARE-SERVICES - 1.6%
     11,000   AmeriPath, Inc. (c)                                                  246,730
     40,000   Covance, Inc. (c)                                                    750,000
      7,200   Cross Country, Inc. (c)                                              272,160
      6,300   DIANON Systems, Inc. (c)(d)                                          336,546
     12,000   First Health Group Corp. (c)                                         336,480
     14,900   Inveresk Research Group, Inc. (c)                                    193,849
                                                                              ------------
                                                                                 2,135,765
                                                                              ------------
              HEAVY CONSTRUCTION - 1.1%
     50,000   Horizon Offshore, Inc. (c)                                           422,000
     50,000   Insituform Technologies, Inc., Class A (c)                         1,059,000
                                                                              ------------
                                                                                 1,481,000
                                                                              ------------
              HEAVY MACHINERY - 1.2%
     60,000   Columbus McKinnon Corp.                                              518,400
     12,800   Flowserve Corp. (c)                                                  381,440
     15,500   Grant Prideco, Inc. (c)                                              210,800
      5,700   National-Oilwell, Inc. (c)                                           119,985
     60,000   SureBeam Corp., Class A (c)(d)                                       327,600
                                                                              ------------
                                                                                 1,558,225
                                                                              ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.7%
     20,000   Fleetwood Enterprises, Inc. (d)                                 $    174,000
      8,700   Furniture Brands International, Inc. (c)                             263,175
     14,700   Harman International Industries, Inc.                                723,975
      6,600   Pulte Homes, Inc.                                                    379,368
     10,050   Standard-Pacific Corp.                                               352,554
     15,000   Toll Brothers, Inc. (c)(d)                                           439,500
                                                                              ------------
                                                                                 2,332,572
                                                                              ------------
              HOUSEHOLD PRODUCTS - 0.8%
     50,000   Tupperware Corp.                                                   1,039,500
                                                                              ------------
              INSURANCE - 3.0%
     15,650   HCC Insurance Holdings, Inc.                                         412,377
     18,450   Hub International, Ltd. (c)(d)                                       278,226
      1,000   Markel Corp. (c)                                                     197,000
     50,000   PMI Group (The), Inc.                                              1,910,000
     12,884   Radian Group, Inc.                                                   629,383
     10,100   W.R. Berkley Corp.                                                   555,500
                                                                              ------------
                                                                                 3,982,486
                                                                              ------------
              INTERNET - 6.1%
     64,500   Alloy, Inc. (c)(d)                                                   931,380
    206,500   Billserv, Inc. (c)                                                   258,125
    120,000   Chordiant Software, Inc. (c)                                         234,000
    151,000   Click2learn, Inc. (c)                                                257,530
    277,000   Imanage, Inc. (c)                                                    927,950
    295,000   Interland, Inc. (c)                                                  929,250
     12,700   Macromedia, Inc. (c)                                                 112,649
    115,000   Netegrity, Inc. (c)                                                  708,400
     27,100   NetFlix, Inc. (c)(d)                                                 379,129
      8,100   Overture Services, Inc. (c)(d)                                       197,640
      6,600   ProQuest Co. (c)                                                     234,300
    175,000   Raindance Communications, Inc. (c)                                 1,006,250
     53,500   Secure Computing Corp. (c)                                           403,925
     16,100   SkillSoft Corp. (c)(d)                                               126,385
    325,000   SupportSoft, Inc. (c)                                                910,000
     22,000   WebEx Communications, Inc. (c)(d)                                    349,800
     10,950   Websense, Inc. (c)                                                   279,992
                                                                              ------------
                                                                                 8,246,705
                                                                              ------------
              INVESTMENT COMPANIES - 0.2%
     35,000   iShares MSCI Japan Index Fund (c)(d)                                 295,050
                                                                              ------------
              LODGING - 1.3%
      9,700   Ameristar Casinos, Inc. (c)                                          281,882
     23,700   La Quinta Corp.                                                      171,825
     50,000   Prime Hospitality Corp. (c)                                          649,500
     33,100   Station Casinos, Inc. (c)(d)                                         590,835
                                                                              ------------
                                                                                 1,694,042
                                                                              ------------
              MEDIA - BROADCASTING & PUBLISHING - 1.6%
     34,200   Cumulus Media, Inc. (c)                                              471,276
      5,500   Emmis Communications Corp. (c)                                       116,545
      4,150   Entercom Communications Corp. (c)(d)                                 190,485
     15,200   Entravision Communications Corp. (c)                                 186,200
      9,100   Lin TV Corp., Class A (c)                                            246,064
     28,100   Radio One, Inc. (c)(d)                                               417,847
      9,600   Scholastic Corp. (c)                                                 363,840
     14,200   Spanish Broadcasting System, Inc. (c)                                142,000
                                                                              ------------
                                                                                 2,134,257
                                                                              ------------

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              MEDICAL SUPPLIES - 4.0%
    127,500   BriteSmile, Inc. (c)(d)                                         $    302,175
     60,000   Cepheid, Inc. (c)                                                    334,740
     15,000   Conceptus, Inc. (c)(d)                                               247,350
     90,000   Conmed Corp. (c)                                                   2,009,700
     16,000   IDEXX Laboratories, Inc. (c)                                         412,640
     48,300   Oakley, Inc. (c)                                                     840,420
     30,000   Sybron Dental Specialties, Inc. (c)                                  555,000
      6,300   Therasense, Inc. (c)(d)                                              116,361
     60,000   Thoratec Corp. (c)(d)                                                539,400
                                                                              ------------
                                                                                 5,357,786
                                                                              ------------
              OFFICE/BUSINESS EQUIPMENT - 0.3%
     20,000   Global Imaging Systems, Inc. (c)                                     379,800
                                                                              ------------
              OIL & GAS - 4.0%
     35,000   Berry Petroleum Co.                                                  589,750
     13,000   CAL Dive International, Inc. (c)                                     286,000
     29,000   Key Energy Services, Inc. (c)                                        304,500
     57,500   Newpark Resources, Inc. (c)(d)                                       422,625
     10,500   Oceaneering International, Inc. (c)                                  283,500
      5,000   Oil Service Holders Trust (d)                                        308,200
      7,500   Patina Oil & Gas Corp.                                               205,725
     35,400   Patterson-UTI Energy, Inc. (c)                                       999,342
      4,300   Precision Drilling Corp. (c)                                         149,382
     10,000   Spinnaker Exploration Co. (c)                                        360,200
     45,000   St. Mary Land & Exploration Co.                                    1,082,700
     18,700   XTO Energy, Inc.                                                     385,220
                                                                              ------------
                                                                                 5,377,144
                                                                              ------------
              PHARMACEUTICALS - 5.8%
     12,400   Accredo Health, Inc. (c)                                             572,136
      4,550   Angiotech Pharmaceuticals, Inc. (c)                                  167,850
    150,000   Aradigm Corp. (c)                                                    654,450
     17,500   Connetics Corp. (c)                                                  226,083
     11,450   D & K Healthcare Resources, Inc.                                     403,727
     25,000   Endo Pharmaceuticals Holdings, Inc. (c)                              175,000
     65,000   Esperion Therapeutics, Inc. (c)                                      352,950
     21,000   First Horizon Pharmaceutical Corp. (c)                               434,490
    100,000   Indevus Pharmaceuticals, Inc. (c)                                    116,000
    180,000   Insmed, Inc. (c)                                                     252,000
     18,900   Medicis Pharmaceutical Corp., Class A (c)                            808,164
     32,500   NeoPharm, Inc. (c)(d)                                                408,525
     11,200   Neurocrine Biosciences, Inc. (c)(d)                                  320,880
     15,000   Omnicare, Inc.                                                       393,900
     39,500   Pharmaceutical Resources, Inc. (c)(d)                              1,097,310
     14,700   Priority Healthcare Corp. (c)                                        345,450
     21,300   Scios, Inc. (c)(d)                                                   651,993
     10,200   Trimeris, Inc. (c)(d)                                                452,778
                                                                              ------------
                                                                                 7,833,686
                                                                              ------------
              REAL ESTATE - 1.7%
     90,000   Catellus Development Corp. (c)                                     1,837,800
     35,000   Trammell Crow Co. (c)                                                505,750
                                                                              ------------
                                                                                 2,343,550
                                                                              ------------
              RESTAURANTS - 1.8%
     18,000   AFC Enterprises, Inc. (c)                                            562,500
     11,600   Buca, Inc. (c)(d)                                                    220,980
     17,200   California Pizza Kitchen, Inc. (c)                                   426,560
     10,900   Cheesecake Factory (The), Inc. (c)                                   386,732
     10,900   Panera Bread Co. (c)(d)                                              375,723
     19,900   Ruby Tuesday, Inc.                                                   386,060
                                                                              ------------
                                                                                 2,358,555
                                                                              ------------
              RETAILERS - 3.5%
     11,400   99 Cents Only Stores (c)                                        $    292,410
      7,400   Advanced Auto Parts (c)                                              403,374
     12,500   Cost Plus, Inc. (c)(d)                                               382,250
      8,500   J. Jill Group (The), Inc. (c)                                        322,575
     19,800   Michaels Stores, Inc. (c)                                            772,200
      9,700   Movie Gallery, Inc. (c)                                              204,864
      4,300   O'Reilly Automotive, Inc. (c)                                        118,508
     18,500   Petco Animal Supplies, Inc. (c)                                      460,835
      7,500   Pier 1 Imports, Inc.                                                 157,500
     80,000   ShopKo Stores, Inc. (c)                                            1,616,000
                                                                              ------------
                                                                                 4,730,516
                                                                              ------------
              SEMICONDUCTORS - 2.9%
      9,250   Actel Corp. (c)                                                      194,435
     12,550   Asyst Technologies, Inc. (c)                                         255,393
     20,000   Axcelis Technologies, Inc. (c)                                       226,000
     18,500   ChipPAC, Inc. (c)                                                    114,330
      7,100   Emulex Corp. (c)(d)                                                  159,821
     19,000   Exar Corp. (c)                                                       374,680
     11,100   Integrated Circuit Systems, Inc. (c)(d)                              224,109
      7,900   Marvell Technology Group, Ltd. (c)                                   157,131
     30,000   Mykrolis Corp. (c)                                                   354,300
     22,500   Photronics, Inc. (c)(d)                                              426,150
     48,000   PLX Technology, Inc. (c)                                             204,000
      9,600   Silicon Laboratories, Inc. (c)(d)                                    268,704
     25,000   Therma-Wave, Inc. (c)                                                284,750
     26,050   Zoran Corp. (c)(d)                                                   596,806
                                                                              ------------
                                                                                 3,840,609
                                                                              ------------
              SOFTWARE - 5.4%
     80,000   Acclaim Entertainment, Inc. (c)(d)                                   282,400
     37,350   Activision, Inc. (c)(d)                                            1,085,391
     20,100   Acxiom Corp. (c)(d)                                                  351,549
      7,833   ChoicePoint, Inc. (c)                                                356,167
     12,200   Concord Communications, Inc. (c)                                     201,056
     56,400   eFunds Corp. (c)                                                     535,180
     45,000   Iona Technologies PLC (ADR) (c)(d)                                   238,464
      7,800   JDA Software Group, Inc. (c)                                         220,428
     30,000   Lawson Software, Inc. (c)                                            173,100
    100,000   MSC.Software Corp. (c)                                               895,000
     14,300   NetIQ Corp. (c)                                                      323,609
     20,200   Retek, Inc. (c)                                                      490,860
     28,000   SilverStream Software, Inc. (c)                                      250,320
     65,000   Sybase, Inc. (c)                                                     685,750
      7,650   THQ, Inc. (c)(d)                                                     228,123
    200,000   Viewpoint Corp. (c)                                                  964,000
                                                                              ------------
                                                                                 7,281,397
                                                                              ------------
              TELEPHONE SYSTEMS - 0.2%
    400,000   Primus Telecommunications Group, Inc. (c)                            280,000
                                                                              ------------
              TEXTILES, CLOTHING & FABRICS - 0.5%
     12,500   Quiksilver, Inc. (c)                                                 310,000
     69,500   R.G. Barry Corp. (c)                                                 366,960
                                                                              ------------
                                                                                   676,960
                                                                              ------------
              TOYS/GAMES/HOBBIES - 2.1%
      7,100   Action Performance Cos., Inc. (c)                                    224,360
    150,000   Department 56, Inc. (c)                                            2,442,000
      9,800   Racing Champions Ertl Corp. (c)                                      173,852
                                                                              ------------
                                                                                 2,840,212
                                                                              ------------

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              TRANSPORTATION - 2.5%
     35,000   EGL, Inc. (c)                                                      $ 593,600
     15,000   J.B. Hunt Transport Services, Inc. (c)(d)                            442,800
      6,000   Landstar System, Inc. (c)                                            641,100
     11,300   Pacer International, Inc. (c)                                        194,812
     14,100   Swift Transportation Co., Inc. (c)(d)                                328,530
     20,000   Teekay Shipping Corp.                                                738,200
     10,669   Velocity Express Corp. (c)                                            32,540
     29,332   Velocity Express Corp.                                                89,463
      9,900   Yellow Corp. (c)                                                     320,760
                                                                              ------------
                                                                                 3,381,805
                                                                              ------------
           Total Common Stock (Identified Cost $128,556,120)                   129,666,461
                                                                              ------------
 PRINCIPAL
  AMOUNT          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT --3.3%

$ 4,453,173   Repurchase Agreement with Investors Bank & Trust Co.
              dated 6/28/2002 at 1.25% to be repurchased
              at $4,453,637 on 7/01/2002, collateralized by
              $4,508,216 Government National Mortgage Bond,
              6.75%, due 8/20/2024 valued at $4,675,832                       $  4,453,173
                                                                              ------------
              Total Short Term Investment
              (Identified Cost $4,453,173)                                       4,453,173
                                                                              ------------
              Total Investments-- 99.9%
              (Identified Cost $133,009,293) (b)                               134,119,634
              Other assets less liabilities                                        195,440
                                                                              ------------
              Total Net Assets-- 100%                                         $134,315,074
                                                                              ============


(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2002, the net unrealized appreciation on investments based on cost of $133,009,293 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                                $ 20,320,993
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                                 (19,210,652)
                                                                              ------------
     Net unrealized appreciation                                              $  1,110,341
                                                                              ============
     At December 31,2001, the Fund had a capital loss carryover of approximately
     $40,307,060 which expires on December 31, 2009. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)  Non-income producing security.
(d)  All or portion of this security was on loan to brokers at June 30, 2002.
ADR  An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

                 STAR ADVISERS FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2002 (Unaudited)

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
COMMON STOCK -- 97.2% OF TOTAL NET ASSETS
              ADVERTISING - 2.4%
     55,400   Getty Images, Inc. (c)                                          $  1,206,058
     98,350   Harte-Hanks, Inc.                                                  2,021,092
    391,800   Interpublic Group of Cos. (The), Inc. (d)                          9,700,968
     75,750   Lamar Advertising Co. (c)(d)                                       2,818,657
    152,100   R.H. Donnelley Corp. (c)                                           4,254,237
                                                                              ------------
                                                                                20,001,012
                                                                              ------------
              AEROSPACE & DEFENSE - 2.2%
     63,900   Boeing Co. (The)                                                   2,875,500
    181,500   Honeywell International, Inc.                                      6,394,245
    124,850   Integrated Defense Technologies, Inc. (c)                          3,674,335
     38,400   L-3 Communications Holdings, Inc. (c)(d)                           2,073,600
    121,300   Rockwell Collins, Inc.                                             3,326,046
                                                                              ------------
                                                                                18,343,726
                                                                              ------------
              APPAREL RETAILERS - 1.6%
    162,800   AnnTaylor Stores Corp. (c)                                         4,133,492
    500,300   Gap (The), Inc. (d)                                                7,104,260
     98,900   Men's Wearhouse (The), Inc. (c)                                    2,521,950
                                                                              ------------
                                                                                13,759,702
                                                                              ------------
              AUTOMOTIVE - 1.4%
    430,000   Ford Motor Co. (d)                                                 6,880,000
     68,400   Lear Corp. (c)                                                     3,163,500
     57,750   Sonic Automotive, Inc. (c)(d)                                      1,487,062
                                                                              ------------
                                                                                11,530,562
                                                                              ------------
              BANKING - 7.5%
    179,700   Banknorth Group, Inc.                                              4,675,794
     69,700   City National Corp.                                                3,746,375
    116,700   CVB Financial Corp.                                                2,650,257
     78,700   Downey Financial Corp.                                             3,722,510
     56,400   Investors Financial Services Corp.                                 1,891,656
    167,185   Mercantile Bank Corp. (c)                                          3,385,496
    168,600   New York Community Bancorp, Inc. (d)                               4,498,248
     62,400   North Fork Bancorp, Inc.                                           2,484,144
     92,000   Northern Trust Corp.                                               4,053,520
    120,000   State Street Corp.                                                 5,364,000
    492,000   US Bancorp                                                        11,488,200
    340,000   Washington Mutual, Inc.                                           12,617,400
     60,000   Wells Fargo & Co.                                                  3,003,600
                                                                              ------------
                                                                                63,581,200
                                                                              ------------
              BEVERAGES, FOOD & TOBACCO - 5.2%
     60,000   Anheuser-Busch Companies, Inc.                                     3,000,000
     92,800   Coca-Cola Enterprises, Inc.                                        2,049,024
    101,000   General Mills, Inc.                                                4,452,080
    230,000   H.J. Heinz Co.                                                     9,453,000
    192,750   Hormel Foods Corp.                                                 4,614,435
    211,500   Kraft Foods, Inc.                                                  8,660,925
     75,100   PepsiCo, Inc.                                                      3,619,820
    165,950   SUPERVALU, Inc.                                                    4,070,753
     85,000   Sysco Corp.                                                        2,313,700
     26,400   Unilever NV                                                        1,710,720
                                                                              ------------
                                                                                43,944,457
                                                                              ------------
              BIOTECHNOLOGY - 0.6%
    114,000   Amgen, Inc. (c)                                                    4,774,320
                                                                              ------------
              BUILDING MATERIALS - 2.0%
    151,400   Home Depot, Inc.                                                $  5,560,922
     73,200   Lowe's Cos., Inc.                                                  3,323,280
    305,500   Masco Corp. (d)                                                    8,282,105
                                                                              ------------
                                                                                17,166,307
                                                                              ------------
              CHEMICALS - 0.5%
     66,400   Engelhard Corp.                                                    1,880,448
     56,700   Valspar Corp.                                                      2,559,438
                                                                              ------------
                                                                                 4,439,886
                                                                              ------------
              COMMERCIAL SERVICES - 5.4%
    178,600   Aramark Corp., Class B (c)                                         4,465,000
    526,300   Cendant Corp. (c)(d)                                               8,357,644
     24,300   Cephalon, Inc. (c)(d)                                              1,098,360
    119,000   Concord EFS, Inc. (c)(d)                                           3,586,660
    215,600   H&R Block, Inc.                                                    9,949,940
    116,800   Kelly Services, Inc.                                               3,154,768
     59,000   Manpower, Inc. (d)                                                 2,168,250
    156,000   National Processing, Inc. (c)                                      4,024,800
    199,900   Quintiles Transnational Corp. (c)                                  2,496,751
     66,116   University of Phoenix Online (c)                                   1,958,356
    107,800   Viad Corp.                                                         2,802,800
     33,400   Weight Watchers International, Inc. (c)                            1,450,896
                                                                              ------------
                                                                                45,514,225
                                                                              ------------
              COMMUNICATIONS - 2.5%
    143,800   Advanced Fibre Communications, Inc. (c)                            2,378,452
    353,700   Cisco Systems, Inc. (c)                                            4,934,115
    460,000   General Motors Corp., Class H (Hughes Electronics Corp.) (c)       4,784,000
    360,000   Motorola, Inc.                                                     5,191,200
     95,500   QUALCOMM, Inc. (c)                                                 2,625,295
     87,700   Rogers Communications, Inc., Class B                                 784,220
     53,700   Sprint Corp. (PCS Group) (c)(d)                                      240,039
                                                                              ------------
                                                                                20,937,321
                                                                              ------------
              COMPUTERS - 3.2%
     34,850   Affiliated Computer Services, Inc. (c)                             1,654,678
     89,650   Brocade Communications Systems, Inc. (c)                           1,567,082
    141,600   Dell Computer Corp. (c)(d)                                         3,701,424
    179,800   Electronic Data Systems Corp.                                      6,679,570
     83,000   International Business Machines Corp.                              5,976,000
     97,050   Network Appliance, Inc. (c)                                        1,207,302
     31,400   SRA International, Inc., Class A (c)(d)                              847,172
    240,000   Sun Microsystems, Inc. (c)                                         1,202,400
    591,900   Tyler Technologies, Inc. (c)                                       3,148,908
     73,900   VERITAS Software Corp. (c)                                         1,462,481
                                                                              ------------
                                                                                27,447,017
                                                                              ------------
              COSMETICS & PERSONAL CARE - 0.1%
     24,500   Colgate-Palmolive Co.                                              1,226,225
                                                                              ------------
              EDUCATION - 0.3%
     54,300   Career Education Corp. (c)                                         2,443,500
                                                                              ------------
              ELECTRIC UTILITIES - 3.0%
    164,000   Allete, Inc.                                                       4,444,400
     77,600   Cinergy Corp.                                                      2,792,824
     84,900   Duke Energy Corp.                                                  2,640,390
    139,700   Energy East Corp. (d)                                              3,157,220
    132,400   MDU Resources Group, Inc.                                          3,480,796
    175,000   TXU Corp.                                                          9,021,250
                                                                              ------------
                                                                                25,536,880
                                                                              ------------
              ELECTRICAL EQUIPMENT - 0.4%
    289,500   American Power Conversion Corp. (c)                                3,656,385
                                                                              ------------

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              ELECTRONICS - 1.3%
     95,500   Amphenol Corp., Class A (c)                                     $  3,438,000
     34,500   Cymer, Inc. (c)(d)                                                 1,208,880
     87,600   ESCO Technologies, Inc. (c)                                        3,066,000
    129,600   Rogers Corp. (c)                                                   3,539,376
                                                                              ------------
                                                                                11,252,256
                                                                              ------------
              ENTERTAINMENT & LEISURE - 1.5%
     80,400   Blockbuster, Inc., Class A (d)                                     2,162,760
     29,300   Hotels.com, Class A (c)(d)                                         1,237,339
    112,900   Regal Entertainment Group (c)(d)                                   2,632,828
    365,700   Walt Disney Co. (The)                                              6,911,730
                                                                              ------------
                                                                                12,944,657
                                                                              ------------
              ENVIRONMENTAL CONTROL - 0.9%
     44,950   Stericycle, Inc. (c)                                               1,591,679
    218,000   Waste Management, Inc.                                             5,678,900
                                                                              ------------
                                                                                 7,270,579
                                                                              ------------
              FINANCIAL SERVICES - 2.4%
    115,200   Fannie Mae                                                         8,496,000
    128,800   Federated Investors, Inc., Class B                                 4,452,616
    125,200   MCG Capital Corp. (d)                                              2,092,092
     43,600   Morgan Stanley                                                     1,878,288
     14,000   SLM Corp. (d)                                                      1,356,600
     57,200   T. Rowe Price Group, Inc.                                          1,880,736
                                                                              ------------
                                                                                20,156,332
                                                                              ------------
              FOOD RETAILERS - 1.8%
    440,000   Kroger Co. (The) (c)                                               8,756,000
    233,000   Safeway, Inc. (c)                                                  6,801,270
                                                                              ------------
                                                                                15,557,270
                                                                              ------------
              FOREST PRODUCTS & PAPER - 2.3%
    125,100   Boise Cascade Corp.                                                4,319,703
     99,800   Bowater, Inc.                                                      5,426,126
    220,800   Packaging Corp. of America (c)                                     4,391,712
     86,300   Temple-Inland, Inc.                                                4,993,318
                                                                              ------------
                                                                                19,130,859
                                                                              ------------
              HEALTH CARE PROVIDERS - 0.5%
     20,500   Anthem, Inc. (c)(d)                                                1,383,340
     53,750   Mid Atlantic Medical Services, Inc. (c)                            1,685,063
     13,800   UnitedHealth Group, Inc.                                           1,263,390
                                                                              ------------
                                                                                 4,331,793
                                                                              ------------
              HEALTH CARE-SERVICES - 0.5%
     53,200   First Health Group Corp. (c)                                       1,491,728
     53,400   Laboratory Corp. of America Holdings (c)(d)                        2,437,710
                                                                              ------------
                                                                                 3,929,438
                                                                              ------------
              HEAVY MACHINERY - 0.9%
    233,300   FMC Technologies, Inc. (c)                                         4,843,308
    204,400   Wabtec Corp.                                                       2,912,700
                                                                              ------------
                                                                                 7,756,008
                                                                              ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.5%
    147,700   Leggett & Platt, Inc.                                              3,456,180
     28,650   Lennar Corp. (d)                                                   1,753,380
     35,850   Ryland Group, Inc.                                                 1,783,538
    118,200   Standard-Pacific Corp. (d)                                         4,146,456
     64,750   Toll Brothers, Inc. (c)                                            1,897,175
                                                                              ------------
                                                                                13,036,729
                                                                              ------------
              HOUSEHOLD PRODUCTS - 2.2%
    223,900   Fortune Brands, Inc.                                            $ 12,538,400
     51,800   Johnson & Johnson                                                  2,707,068
    247,000   Water Pik Technologies, Inc. (c)                                   3,089,970
                                                                              ------------
                                                                                18,335,438
                                                                              ------------
              INDUSTRIAL - DIVERSIFIED - 1.2%
     23,100   3M Co.                                                             2,841,300
     47,000   Illinois Tool Works, Inc.                                          3,210,100
    111,500   Roper Industries, Inc.                                             4,158,950
                                                                              ------------
                                                                                10,210,350
                                                                              ------------
              INSURANCE - 2.8%
     90,700   American International Group, Inc.                                 6,188,461
    146,600   Annuity & Life Re Holdings, Ltd. (d)                               2,651,994
     65,500   Everest Re Group, Ltd.                                             3,664,725
     60,000   Lincoln National Corp.                                             2,520,000
     45,000   Marsh & McLennan Cos., Inc. (d)                                    4,347,000
    133,800   Old Republic International Corp.                                   4,214,700
                                                                              ------------
                                                                                23,586,880
                                                                              ------------
              INTERNET - 0.6%
     18,650   Expedia, Inc., Class A (c)(d)                                      1,105,759
     59,450   Network Associates, Inc. (c)                                       1,145,602
     64,100   Overture Services, Inc. (c)(d)                                     1,564,040
     70,700   Ticketmaster (c)                                                   1,322,797
                                                                              ------------
                                                                                 5,138,198
                                                                              ------------
              LODGING - 1.3%
    183,800   Fairmont Hotels & Resorts, Inc.                                    4,738,364
     53,300   MGM Grand, Inc. (c)(d)                                             1,798,875
    441,200   Park Place Entertainment Corp. (c)                                 4,522,300
                                                                              ------------
                                                                                11,059,539
                                                                              ------------
              MEDIA - BROADCASTING & PUBLISHING - 5.8%
    295,000   AOL Time Warner, Inc. (c)                                          4,339,450
     68,300   Clear Channel Communications, Inc. (c)                             2,186,966
     37,250   Entercom Communications Corp. (c)(d)                               1,709,775
     73,100   Gannett Co., Inc.                                                  5,548,290
    170,100   John Wiley & Sons, Inc.                                            4,078,998
     61,200   Knight-Ridder, Inc.                                                3,852,540
    866,300   Liberty Media Corp. (c)                                            8,663,000
     74,300   Media General, Inc., Class A                                       4,458,000
    196,700   Mediacom Communications Corp. (c)                                  1,532,293
    106,800   Readers Digest Association (The), Inc.                             2,000,364
    141,000   Viacom, Inc., Class B (c)                                          6,256,170
    131,700   Westwood One, Inc. (c)                                             4,401,414
                                                                              ------------
                                                                                49,027,260
                                                                              ------------
              MEDICAL SUPPLIES - 2.9%
    133,200   Apogent Technologies, Inc. (c)                                     2,739,924
    104,900   Beckman Coulter, Inc.                                              5,234,510
     75,200   Cooper Cos., Inc. (d)                                              3,541,920
    249,500   Guidant Corp. (c)                                                  7,542,385
     19,100   St. Jude Medical, Inc. (c)                                         1,410,535
     98,800   Sybron Dental Specialties, Inc. (c)                                1,827,800
     47,900   Varian Medical Systems, Inc. (c)                                   1,942,345
                                                                              ------------
                                                                                24,239,419
                                                                              ------------
              OFFICE/BUSINESS EQUIPMENT - 0.8%
  1,026,000   Xerox Corp. (c)(d)                                                 7,151,220
                                                                              ------------
              OIL & GAS - 4.5%
     48,800   BJ Services Co. (c)(d)                                             1,653,344
    236,000   Burlington Resources, Inc.                                         8,968,000
    265,000   Conoco, Inc.                                                       7,367,000

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              OIL & GAS - CONTINUED
     63,300   ENSCO International, Inc. (d)                                   $  1,725,558
     79,300   Evergreen Resources, Inc. (c)                                      3,370,250
     47,800   Nabors Industries, Ltd. (c)                                        1,687,340
     36,200   Noble Corp. (c)                                                    1,397,320
    160,800   Premcor, Inc. (c)(d)                                               4,135,776
    138,000   Questar Corp.                                                      3,408,600
    117,200   Tom Brown, Inc. (c)                                                3,322,620
     64,200   XTO Energy, Inc.                                                   1,322,520
                                                                              ------------
                                                                                38,358,328
                                                                              ------------
              PHARMACEUTICALS - 3.2%
     69,000   Abbott Laboratories                                                2,597,850
     33,950   Accredo Health, Inc. (c)(d)                                        1,566,453
     39,300   AmerisourceBergen Corp. (d)                                        2,986,800
     19,400   Forest Laboratories, Inc. (c)                                      1,373,520
     46,800   Gilead Sciences, Inc. (c)(d)                                       1,538,784
    100,800   Merck & Co., Inc.                                                  5,104,512
    146,600   Pfizer, Inc.                                                       5,131,000
    203,800   Schering-Plough Corp.                                              5,013,480
     98,000   SICOR, Inc. (c)                                                    1,816,920
                                                                              ------------
                                                                                27,129,319
                                                                              ------------
              REITS - DIVERSIFIED - 1.0%
    163,000   iStar Financial, Inc.                                              4,645,500
    120,900   Liberty Property Trust                                             4,231,500
                                                                              ------------
                                                                                 8,877,000
                                                                              ------------
              REITS - OFFICE BUILDINGS - 0.3%
     95,400   CarrAmerica Realty Corp.                                           2,943,090
                                                                              ------------
              RESTAURANTS - 1.4%
     40,200   Brinker International, Inc. (c)                                    1,276,350
     48,000   Cheesecake Factory (The), Inc. (c)                                 1,703,040
     57,000   McDonald's Corp.                                                   1,621,650
     33,200   Panera Bread Co. (c)(d)                                            1,144,404
     89,400   Starbucks Corp. (c)                                                2,221,590
    124,000   Yum! Brands, Inc. (c)                                              3,627,000
                                                                              ------------
                                                                                11,594,034
                                                                              ------------
              RETAILERS - 5.0%
     27,550   Autozone, Inc. (c)                                                 2,129,615
    148,900   Bed Bath & Beyond, Inc. (c)(d)                                     5,619,486
    210,200   CVS Corp.                                                          6,432,120
    113,600   Dollar Tree Stores, Inc. (c)(d)                                    4,476,976
     74,000   Family Dollar Stores, Inc.                                         2,608,500
     56,800   Michaels Stores, Inc. (c)                                          2,215,200
     69,650   PETsMART, Inc. (c)                                                 1,110,918
     59,900   Target Corp.                                                       2,282,190
    168,500   Wal-Mart Stores, Inc.                                              9,269,185
     70,550   Williams-Sonoma, Inc. (c)                                          2,163,063
    108,700   Zale Corp. (c)                                                     3,940,375
                                                                              ------------
                                                                                42,247,628
                                                                              ------------
              SEMICONDUCTORS - 3.9%
     16,450   Actel Corp. (c)                                                      345,779
    130,000   Applied Materials, Inc. (c)                                        2,472,600
     60,100   Broadcom Corp., Class A (c)                                        1,054,154
    258,200   Entergris, Inc. (c)(d)                                             3,769,720
    181,300   Fairchild Semiconductor Corp., Class A (c)                         4,405,590
    356,600   Intel Corp.                                                        6,515,082
     89,200   KLA-Tencor Corp. (c)(d)                                            3,923,908
     85,600   Marvell Technology Group, Ltd. (c)(d)                              1,702,584
     82,050   Microchip Technology, Inc. (c)                                     2,250,632
     44,900   QLogic Corp. (c)(d)                                                1,710,690
     38,000   STMicroelectronics NV (d)                                       $    947,602
    103,000   Texas Instruments, Inc.                                            2,441,100
     55,800   Varian Semiconductor Equipment Associates, Inc. (c)                1,893,294
                                                                              ------------
                                                                                33,432,735
                                                                              ------------
              SOFTWARE - 4.2%
     57,900   Activision, Inc. (d)                                               1,682,574
    317,500   Acxiom Corp. (c)(d)                                                5,553,075
     96,700   Dun & Bradstreet Corp. (The) (c)                                   3,195,935
     39,900   Electronic Arts, Inc. (c)                                          2,635,395
     67,200   First Data Corp.                                                   2,499,840
     35,100   Fiserv, Inc. (c)                                                   1,288,521
     44,150   Intuit, Inc. (c)                                                   2,195,138
     44,750   Mercury Interactive Corp. (c)(d)                                   1,027,460
    199,800   Microsoft Corp. (c)                                               10,929,060
    217,200   Oracle Corp. (c)                                                   2,056,884
     94,000   SAP AG (ADR) (d)                                                   2,283,260
     44,100   Siebel Systems, Inc. (c)                                             627,102
                                                                              ------------
                                                                                35,974,244
                                                                              ------------
              TELEPHONE SYSTEMS - 1.6%
    691,900   AT&T Corp.                                                         7,403,330
    544,200   Sprint Corp. (FON Group)                                           5,773,962
                                                                              ------------
                                                                                13,177,292
                                                                              ------------
              TEXTILES, CLOTHING & FABRICS - 0.8%
     25,300   Coach, Inc. (c)                                                    1,388,970
    109,600   Liz Claiborne, Inc.                                                3,485,280
     27,600   Mohawk Industries, Inc. (c)                                        1,698,228
                                                                              ------------
                                                                                 6,572,478
                                                                              ------------
              TOYS/GAMES/HOBBIES - 0.6%
    244,300   Mattel, Inc.                                                       5,149,844
                                                                              ------------
              TRANSPORTATION - 1.2%
    162,800   Canadian Pacific Railway, Ltd. (d)                                 3,991,856
    125,900   GATX Corp. (d)                                                     3,789,590
     35,100   United Parcel Service, Inc., Class B                               2,167,425
                                                                              ------------
                                                                                 9,948,871
                                                                              ------------
              Total Common Stock
              (Identified Cost $836,020,121)                                   823,821,813
                                                                              ------------

                See accompanying notes to financial statements.

 PRINCIPAL
  AMOUNT          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT --2.8%

$23,517,998   Repurchase Agreement with Investors Bank & Trust Co. dated
              6/28/2002 at 1.25% to be repurchased at $23,520,448 on
              7/01/2002, collateralized by $47,158,000 Federal Loan Home
              Mortgage Bond and Federal National Mortgage Bond with rates ranging from 2.34% to 6.07% and maturities ranging from
              10/01/2024 to 4/15/2028, with an aggregate value of $24,694,064 $ 23,517,998
                                                                              ------------
              Total Short Term Investment (Identified Cost $23,517,998)         23,517,998
                                                                              ------------
              Total Investments -- 100.0% (Identified Cost $859,538,119) (b)   847,339,811
              Other assets less liabilities                                        405,614
                                                                              ------------
              Total Net Assets -- 100%                                        $847,745,425
                                                                              ============
(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2002, the net unrealized depreciation on investments based on cost of $859,538,119 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                                $ 76,033,121
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                                 (88,231,429)
                                                                              ------------
     Net unrealized depreciation                                              $(12,198,308)
                                                                              ============
     At December 31,2001, the Fund had a capital loss carryover of approximately $260,667,552 which expires on December 31, 2009. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)  Non-income producing security.
(d)  All or portion of this security was on loan to brokers at June 30, 2002.
ADR  An American Depositary Receipt (ADR) is a certificate issued by a U.S.
     bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

                  STAR GROWTH FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2002 (Unaudited)

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
COMMON STOCK -- 99.9% OF TOTAL NET ASSETS
              ADVERTISING - 1.0%
     20,675   Interpublic Group of Cos. (The), Inc.                           $    511,913
      6,450   Lamar Advertising Co. (c)                                            240,004
                                                                              ------------
                                                                                   751,917
                                                                              ------------
              AEROSPACE & DEFENSE - 2.7%
      1,325   Alliant Techsystems, Inc. (c)                                         84,535
      1,500   Curtiss-Wright Corp.                                                 120,000
     16,000   Herley Industries, Inc. (c)                                          339,360
     20,350   Honeywell International, Inc.                                        716,930
        200   MTC Technologies, Inc. (c)                                             3,843
      3,400   Northrop Grumman Corp. (d)                                           425,000
      6,900   Raytheon Co.                                                         281,175
                                                                              ------------
                                                                                 1,970,843
                                                                              ------------
              AIRLINES - 0.4%
     60,000   AirTran Holdings, Inc. (c)                                           321,000
                                                                              ------------
              APPAREL RETAILERS - 4.4%
      6,250   Abercrombie & Fitch Co. (c)(d)                                       150,750
     18,000   Charming Shoppes, Inc. (c)                                           155,520
     84,700   dELiA*s Corp. (c)                                                    431,970
     25,000   Foot Locker, Inc. (c)                                                361,250
     31,612   Hot Topic, Inc. (c)(d)                                               844,357
     23,700   Ltd. Brands                                                          504,810
     19,125   Pacific Sunwear of California, Inc. (c)(d)                           424,001
      1,700   Ross Stores, Inc.                                                     69,275
      8,800   Too, Inc. (c)                                                        271,040
                                                                              ------------
                                                                                 3,212,973
                                                                              ------------
              AUTOMOTIVE - 0.3%
      6,350   ArvinMeritor, Inc.                                                   152,400
      3,700   Sonic Automotive, Inc. (c)                                            95,275
                                                                              ------------
                                                                                   247,675
                                                                              ------------
              BANKING - 1.8%
      3,175   Bank of Granite Corp.                                                 62,516
      4,500   Charter One Financial, Inc.                                          154,710
     14,550   Regions Financial Corp.                                              511,432
      9,675   State Street Corp.                                                   432,472
      6,950   Synovus Financial Corp.                                              191,264
                                                                              ------------
                                                                                 1,352,394
                                                                              ------------
              BEVERAGES, FOOD & TOBACCO - 2.4%
      2,000   Dreyer's Grand Ice Cream, Inc. (d)                                   137,200
      4,000   Loews Corp. - Carolina Group                                         108,200
     20,100   PepsiCo, Inc.                                                        968,820
     15,000   Performance Food Group Co. (c)(d)                                    507,900
      1,000   Philip Morris Cos., Inc.                                              43,680
                                                                              ------------
                                                                                 1,765,800
                                                                              ------------
              BIOTECHNOLOGY - 3.7%
      8,900   Amgen, Inc. (c)                                                      372,732
     56,250   Arena Pharmaceuticals, Inc. (c)                                      472,500
      1,550   Biogen, Inc. (c)                                                      64,216
      3,450   IDEC Pharmaceuticals Corp. (c)(d)                                    122,302
     20,000   Martek Biosciences Corp. (c)(d)                                      418,400
     72,500   Novavax, Inc. (c)                                                    304,500
     45,000   Regeneration Technologies, Inc. (c)                                  271,800
     29,175   Serologicals Corp. (c)                                               533,611
     43,125   Xoma, Ltd. (c)                                                       172,069
                                                                              ------------
                                                                                 2,732,130
                                                                              ------------
              BUILDING MATERIALS - 1.6%
     25,600   Home Depot, Inc.                                                $    940,288
      4,500   Lowe's Cos., Inc.                                                    204,300
                                                                              ------------
                                                                                 1,144,588
                                                                              ------------
              CHEMICALS - 2.1%
     37,500   Airgas, Inc. (c)                                                     648,750
      2,650   Ecolab, Inc.                                                         122,509
     20,625   International Flavors & Fragrances, Inc.                             670,106
     26,100   W.R. Grace & Co. (c)                                                  78,300
                                                                              ------------
                                                                                 1,519,665
                                                                              ------------
              COMMERCIAL SERVICES - 5.0%
      2,900   AMN Healthcare Services, Inc. (c)                                    101,529
     18,600   Cendant Corp. (c)(d)                                                 295,368
     19,050   Coinstar, Inc. (c)                                                   465,772
      9,950   H&R Block, Inc.                                                      459,192
         50   Hewitt Associates, Inc., Class A (c)                                   1,165
      5,250   Iron Mountain, Inc. (c)(d)                                           161,962
     10,500   Jacobs Engineering Group, Inc. (c)                                   365,190
     14,000   Kroll, Inc. (c)                                                      302,820
      5,550   Moody's Corp.                                                        276,112
    161,300   Mosaic Group, Inc.                                                   265,156
      3,300   Pharmaceutical Product Development, Inc. (c)                          86,922
      5,200   Pre-Paid Legal Services, Inc. (c)(d)                                 103,480
      5,000   Right Management Consultants, Inc. (c)                               131,495
      6,800   ServiceMaster Co. (The)                                               93,296
     25,000   Spherion Corp. (c)                                                   297,500
      4,900   Weight Watchers International, Inc. (c)                              212,856
                                                                              ------------
                                                                                 3,619,815
                                                                              ------------
              COMMUNICATIONS - 2.6%
     71,600   Cisco Systems, Inc. (c)                                              998,820
      9,700   Crown Castle International Corp. (c)                                  38,121
      8,800   Extreme Networks, Inc. (c)                                            88,792
      3,900   Harris Corp.                                                         141,336
      3,250   Polycom, Inc. (c)(d)                                                  38,967
      3,400   Powerwave Technologies, Inc. (c)(d)                                   31,144
      8,300   RF Micro Devices, Inc. (c)                                            63,246
     72,025   RMH Teleservices, Inc. (c)                                           494,812
      1,400   Scientific-Atlanta, Inc.                                              23,030
                                                                              ------------
                                                                                 1,918,268
                                                                              ------------
              COMPUTER SOFTWARE & PROCESSING - 0.2%
      4,200   Tech Data Corp. (c)                                                  158,970
                                                                              ------------
              COMPUTERS - 3.8%
      3,300   Affiliated Computer Services, Inc. (c)                               156,684
      4,900   BISYS Group (The), Inc. (c)                                          163,170
      5,850   Brocade Communications Systems, Inc. (c)                             102,258
      2,400   Cadence Design Systems, Inc. (c)                                      38,688
     18,300   Dell Computer Corp. (c)                                              478,362
        900   DST Systems, Inc. (c)                                                 41,139
     39,725   EMC Corp. (c)                                                        299,924
     23,625   Intergraph Corp. (c)                                                 412,025
      5,900   International Business Machines Corp.                                424,800
      2,200   Lexmark International, Inc. (c)                                      119,680
      4,350   Network Appliance, Inc. (c)                                           54,114
      8,600   Storage Technology Corp. (c)                                         137,342
      7,700   SunGard Data Systems, Inc. (c)                                       203,896
        600   Synopsys, Inc. (c)                                                    32,886
      4,900   VERITAS Software Corp. (c)                                            96,971
                                                                              ------------
                                                                                 2,761,939
                                                                              ------------

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
           COMPUTERS & INFORMATION - 0.1%
      1,700   CDW Computer Centers, Inc. (c)                                  $     79,577
                                                                              ------------
              CONTAINERS & PACKAGING - 0.5%
      9,000   Ball Corp. (d)                                                       373,320
                                                                              ------------
              COSMETICS & PERSONAL CARE - 0.8%
        800   Alberto-Culver Co., Class B                                           38,240
      6,300   Procter & Gamble Co.                                                 562,590
                                                                              ------------
                                                                                   600,830
                                                                              ------------
              EDUCATION - 0.3%
      4,150   Career Education Corp. (c)                                           186,750
                                                                              ------------
              ELECTRICAL EQUIPMENT - 3.0%
    154,650   Capstone Turbine Corp. (c)                                           256,719
      3,300   Emerson Electric Co.                                                 176,583
     61,800   General Electric Co.                                               1,795,290
                                                                              ------------
                                                                                 2,228,592
                                                                              ------------
              ELECTRONICS - 0.2%
      3,250   Jabil Circuit, Inc. (c)                                               68,607
        500   Molex, Inc.                                                           16,765
        850   Photon Dynamics, Inc. (c)                                             25,500
        900   Watts Industries, Inc., Class A                                       17,865
                                                                              ------------
                                                                                   128,737
                                                                              ------------
              ENTERTAINMENT & LEISURE - 2.9%
     10,700   GTECH Holdings Corp. (c)                                             273,278
      5,000   Harley-Davidson, Inc.                                                256,350
     15,000   Hollywood Entertainment Corp. (c)                                    310,200
      2,050   International Game Technology (c)                                    116,235
      8,600   Regal Entertainment Group (c)                                        200,552
      9,250   Sabre Holdings Corp. (c)                                             331,150
     30,000   Scientific Games Corp. (c)                                           238,200
      9,400   USA Networks, Inc. (c)(d)                                            220,430
      9,400   Walt Disney Co. (The)                                                177,660
                                                                              ------------
                                                                                 2,124,055
                                                                              ------------
              ENVIRONMENTAL CONTROL - 0.3%
      1,400   Stericycle, Inc. (c)                                                  49,574
      6,500   Waste Management, Inc.                                               169,325
                                                                              ------------
                                                                                   218,899
                                                                              ------------
              FINANCIAL SERVICES - 2.8%
      3,250   Affiliated Managers Group, Inc. (c)                                  199,875
      3,000   American Express Co.                                                 108,960
      1,800   AmeriCredit Corp. (c)(d)                                              50,490
      3,700   Capital One Financial Corp.                                          225,885
      8,050   Citigroup, Inc.                                                      311,937
      3,400   Fannie Mae                                                           250,750
     10,400   Friedman Billings Ramsey Group, Inc. (c)                             132,392
      3,100   MBNA Corp.                                                           102,517
      8,125   Merrill Lynch & Co., Inc.                                            329,062
      2,600   Metris Cos., Inc. (d)                                                 21,606
     15,000   NetBank, Inc. (c)                                                    179,700
      1,600   SLM Corp. (d)                                                        155,040
                                                                              ------------
                                                                                 2,068,214
                                                                              ------------
              FOOD RETAILERS - 0.1%
      3,200   Winn-Dixie Stores, Inc. (d)                                           49,888
                                                                              ------------
              FOREST PRODUCTS & PAPER - 0.1%
      3,300   Plum Creek Timber Co., Inc.                                          101,310
                                                                              ------------
              HEALTH CARE PROVIDERS - 3.0%
      1,750   Anthem, Inc. (c)(d)                                             $    118,090
     10,000   Centene Corp. (c)(d)                                                 309,800
      2,800   HCA, Inc.                                                            133,000
      1,400   HEALTHSOUTH Corp. (c)                                                 17,906
      5,850   Lincare Holdings, Inc. (c)                                           188,955
      5,700   Province Healthcare Co. (c)(d)                                       127,452
      7,500   Tenet Healthcare Corp. (c)                                           536,625
      5,300   Triad Hospitals, Inc. (c)                                            224,614
      2,600   UnitedHealth Group, Inc.                                             238,030
      4,200   WellPoint Health Networks, Inc. (c)                                  326,802
                                                                              ------------
                                                                                 2,221,274
                                                                              ------------
              HEALTH CARE-SERVICES - 1.7%
     10,688   American Healthways, Inc. (c)(d)                                     190,246
      7,450   Caremark Rx, Inc. (c)(d)                                             122,925
     14,250   Laboratory Corp. of America Holdings (c)(d)                          650,512
      2,300   McKesson Corp.                                                        75,210
      2,400   Quest Diagnostics, Inc. (c)                                          206,520
                                                                              ------------
                                                                                 1,245,413
                                                                              ------------
              HEAVY MACHINERY - 1.0%
      8,800   AGCO Corp. (c)                                                       171,600
     17,250   National-Oilwell, Inc. (c)                                           363,112
      5,600   Thomas Industries, Inc.                                              161,280
                                                                              ------------
                                                                                   695,992
                                                                              ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.2%
     20,250   Clayton Homes, Inc. (d)                                              319,950
     30,000   Fleetwood Enterprises, Inc. (d)                                      261,000
      4,450   Lennar Corp. (d)                                                     272,340
      6,700   Meritage Corp. (c)                                                   305,855
        400   NVR, Inc. (c)                                                        129,200
      5,100   Pulte Homes, Inc.                                                    293,148
                                                                              ------------
                                                                                 1,581,493
                                                                              ------------
              HOUSEHOLD PRODUCTS - 1.2%
     16,500   Johnson & Johnson                                                    862,290
                                                                              ------------
              INSURANCE - 2.8%
      9,600   American International Group, Inc.                                   655,008
      2,050   Everest Re Group, Ltd.                                               114,697
      9,200   Hub International, Ltd. (c)(d)                                       138,736
     15,000   Radian Group, Inc.                                                   732,750
      4,500   W.R. Berkley Corp.                                                   247,500
      5,100   Willis Group Holdings, Ltd. (c)                                      167,841
                                                                              ------------
                                                                                 2,056,532
                                                                              ------------
              INTERNET - 6.3%
     60,000   Chordiant Software, Inc. (c)                                         117,000
     26,550   DigitalThink, Inc. (c)                                                37,170
     44,850   Entrust, Inc. (c)                                                    121,992
     15,000   F5 Networks, Inc. (c)(d)                                             146,700
    175,425   Imanage, Inc. (c)                                                    587,674
     56,250   I-many, Inc. (c)                                                     154,631
     58,800   MatrixOne, Inc. (c)                                                  358,680
     40,000   Netegrity, Inc. (c)                                                  246,400
     18,750   Network Associates, Inc. (c)(d)                                      361,312
     27,750   Openwave Systems, Inc. (c)                                           155,677
     80,000   Raindance Communications, Inc. (c)                                   460,000
     22,500   Secure Computing Corp. (c)                                           169,875
     15,000   SkillSoft Corp. (c)                                                  117,750
     31,500   SonicWALL, Inc. (c)                                                  158,130
    345,050   SupportSoft, Inc. (c)                                                966,140

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              INTERNET - CONTINUED
      2,050   Symantec Corp. (c)                                               $    67,342
     10,800   TIBCO Software, Inc. (c)                                              60,048
     31,875   Verity, Inc. (c)                                                     353,494
                                                                              ------------
                                                                                 4,640,015
                                                                              ------------
              LODGING - 0.3%
      8,200   Park Place Entertainment Corp. (c)                                    84,050
      4,000   Starwood Hotels & Resorts Worldwide, Inc.                            131,560
                                                                              ------------
                                                                                   215,610
                                                                              ------------
              MEDIA - BROADCASTING & PUBLISHING - 1.5%
     11,250   4 Kids Entertainment, Inc. (c)(d)                                    232,875
     19,600   AOL Time Warner, Inc. (c)                                            288,316
     12,200   Radio One, Inc. (c)                                                  181,414
      6,500   Univision Communications, Inc. (c)(d)                                204,100
      5,100   Westwood One, Inc. (c)                                               170,442
                                                                              ------------
                                                                                 1,077,147
                                                                              ------------
              MEDICAL SUPPLIES - 4.6%
      2,500   Alcon, Inc. (c)(d)                                                    85,625
        700   Baxter International, Inc.                                            31,115
     56,250   BriteSmile, Inc. (c)(d)                                              133,313
      2,300   Cooper Cos., Inc. (d)                                                108,330
     13,387   DENTSPLY International, Inc.                                         494,114
      5,300   Diagnostic Products Corp. (d)                                        196,100
     12,025   Medtronic, Inc.                                                      515,271
     18,750   Oakley, Inc. (c)                                                     326,250
     10,650   Patterson Dental Co. (c)                                             536,015
      4,450   St. Jude Medical, Inc. (c)                                           328,633
     15,000   Thoratec Corp. (c)                                                   134,850
      4,950   Varian Medical Systems, Inc. (c)                                     200,723
      7,250   Zimmer Holdings, Inc. (c)                                            258,535
                                                                              ------------
                                                                                 3,348,874
                                                                              ------------
              METALS - 0.1%
      1,400   Shaw Group (The), Inc. (c)                                            42,980
                                                                              ------------
              OIL & GAS - 3.8%
      2,700   Apache Corp.                                                         155,196
     18,325   BJ Services Co. (c)                                                  620,851
      2,350   Devon Energy Corp.                                                   115,808
      6,500   GlobalSantaFe Corp.                                                  177,775
      7,300   Harvest Natural Resources, Inc. (c)                                   36,500
     28,500   Key Energy Services, Inc. (c)                                        299,250
      4,800   Noble Corp. (c)                                                      185,280
     11,250   Patterson-UTI Energy, Inc. (c)                                       317,588
      6,450   Pioneer Natural Resources Co. (c)                                    168,023
      7,300   Tidewater, Inc.                                                      240,316
      4,500   Transocean, Inc.                                                     140,175
     10,600   Veritas DGC, Inc. (c)(d)                                             133,560
      4,200   Weatherford International, Ltd. (c)(d)                               181,440
                                                                              ------------
                                                                                 2,771,762
                                                                              ------------
              PHARMACEUTICALS - 6.5%
      1,900   Abbott Laboratories                                                   71,535
      3,000   AmerisourceBergen Corp. (d)                                          228,000
      2,400   Barr Laboratories, Inc. (c)(d)                                       152,472
      8,600   Bristol-Myers Squibb Co.                                             221,020
      4,600   Celgene Corp. (c)                                                     70,380
     11,625   Cubist Pharmaceuticals, Inc. (c)(d)                                  109,391
      2,600   Eli Lilly & Co.                                                      146,640
     33,750   Endo Pharmaceuticals Holdings, Inc. (c)                              236,250
      8,650   Forest Laboratories, Inc. (c)                                        612,420
      7,550   Gilead Sciences, Inc. (c)                                       $    248,244
      2,700   Medimmune, Inc. (c)                                                   71,280
     13,500   Merck & Co., Inc.                                                    683,640
      6,300   Mylan Laboratories, Inc.                                             197,505
      6,500   Omnicare, Inc.                                                       170,690
     27,875   Pfizer, Inc.                                                         975,625
     12,300   Schering-Plough Corp.                                                302,580
      5,500   Wyeth                                                                281,600
                                                                              ------------
                                                                                 4,779,272
                                                                              ------------
              RESTAURANTS - 2.3%
     36,150   Applebee's International, Inc.                                       822,774
      6,200   CBRL Group, Inc.                                                     188,666
      4,200   Darden Restaurants, Inc. (d)                                         103,740
      4,850   Jack in the Box, Inc. (c)                                            154,230
      2,800   Sonic Corp. (c)                                                       87,948
      3,850   Wendy's International, Inc.                                          153,346
      5,000   Yum! Brands, Inc. (c)                                                146,250
                                                                              ------------
                                                                                 1,656,954
                                                                              ------------
              RETAILERS - 4.8%
      4,000   Advanced Auto Parts (c)                                              218,040
      2,600   Barnes & Noble, Inc. (c)                                              68,718
     12,700   BJ's Wholesale Club, Inc. (c)(d)                                     488,950
     11,200   Dollar General Corp.                                                 213,136
      5,450   Dollar Tree Stores, Inc. (c)(d)                                      214,785
      1,350   Michaels Stores, Inc. (c)                                             52,650
     12,400   TJX Cos., Inc.                                                       243,164
     17,925   Ultimate Electronics, Inc. (c)                                       464,437
     25,200   Wal-Mart Stores, Inc.                                              1,386,252
      4,950   Williams-Sonoma, Inc. (c)                                            151,767
                                                                              ------------
                                                                                 3,501,899
                                                                              ------------
              SEMICONDUCTORS - 5.3%
      9,200   Applied Materials, Inc. (c)                                          174,984
      5,600   Broadcom Corp., Class A (c)(d)                                        98,224
     10,000   Exar Corp. (c)                                                       197,200
      3,350   Fairchild Semiconductor Corp., Class A (c)                            81,405
      3,400   Integrated Device Technology, Inc. (c)                                61,676
     70,750   Intel Corp.                                                        1,292,603
      1,150   International Rectifier Corp. (c)                                     33,523
      5,100   Intersil Corp., Class A (c)(d)                                       109,038
      2,700   KLA-Tencor Corp. (c)                                                 118,773
      2,000   Lam Research Corp. (c)                                                35,960
      5,750   Microchip Technology, Inc. (c)                                       157,723
      1,000   Micron Technology, Inc. (c)                                           20,220
     17,500   Mykrolis Corp. (c)                                                   206,675
      1,700   National Semiconductor Corp. (c)                                      49,589
      1,950   Novellus Systems, Inc. (c)                                            66,300
     11,500   Photronics, Inc. (c)(d)                                              217,810
     41,250   PLX Technology, Inc. (c)                                             175,313
      1,750   QLogic Corp. (c)                                                      66,675
      2,597   Skyworks Solutions, Inc. (c)                                          14,416
      1,900   Teradyne, Inc. (c)                                                    44,650
     15,900   Texas Instruments, Inc.                                              376,830
     10,650   Xilinx, Inc. (c)                                                     238,880
                                                                              ------------
                                                                                 3,838,467
                                                                              ------------
              SOFTWARE - 5.5%
      7,600   Adobe Systems, Inc.                                                  216,600
      6,650   BEA Systems, Inc. (c)                                                 63,242
      3,100   BMC Software, Inc. (c)                                                51,460

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              SOFTWARE - CONTINUED
      1,700   Business Objects SA (ADR) (c)                                    $    47,770
      3,233   ChoicePoint, Inc. (c)                                                147,005
     22,500   Eclipsys Corp. (c)                                                   147,578
      2,000   Electronic Arts, Inc. (c)                                            132,100
      1,500   Fair Issac & Co., Inc. (d)                                            49,305
      2,850   Intuit, Inc. (c)                                                     141,702
        900   JDA Software Group, Inc. (c)                                          25,434
      2,950   Mercury Interactive Corp. (c)(d)                                      67,732
     25,900   Microsoft Corp. (c)                                                1,416,730
     51,400   Oracle Corp. (c)                                                     486,758
      7,300   PeopleSoft, Inc. (c)                                                 108,624
      1,900   Rational Software Corp. (c)                                           15,599
      3,800   Retek, Inc. (c)                                                       92,340
      3,900   SeaChange International, Inc. (c)                                     34,242
      3,400   Siebel Systems, Inc. (c)                                              48,348
     20,625   SmartForce PLC (ADR) (c)                                              70,125
    131,400   Viewpoint Corp. (c)                                                  633,348
                                                                              ------------
                                                                                 3,996,042
                                                                              ------------
              TEXTILES, CLOTHING & FABRICS - 1.0%
      4,200   Coach, Inc. (c)                                                      230,580
      2,300   Columbia Sportswear Co. (c)                                           73,598
      5,701   Mohawk Industries, Inc. (c)                                          350,783
      1,300   NIKE, Inc., Class B                                                   69,745
                                                                              ------------
                                                                                   724,706
                                                                              ------------
              TRANSPORTATION - 2.9%
     16,500   EGL, Inc. (c)                                                        279,840
      5,049   Heartland Express, Inc. (c)                                          120,823
      5,775   Landstar System, Inc. (c)                                            617,059
     18,750   RailAmerica, Inc. (c)                                                202,875
      1,200   Swift Transportation Co., Inc. (c)                                    27,960
      5,700   United Parcel Service, Inc., Class B                                 351,975
     25,000   Werner Enterprises, Inc.                                             532,750
                                                                              ------------
                                                                                 2,133,282
                                                                              ------------
              Total Common Stock
              (Identified Cost $80,737,335)                                     73,028,153
 PRINCIPAL
  AMOUNT          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT --0.6%

$   410,990   Repurchase Agreement with Investors Bank & Trust Co.
              dated 6/28/2002 at 1.25% to be repurchased
              at $411,033 on 7/01/2002, collateralized by
              $426,600 Federal Home Loan Mortgage Bond,
              4.51%, due 10/15/2007 valued at $431,540                        $    410,990
                                                                              ------------
              Total Short Term Investment
              (Identified Cost $410,990)                                           410,990
                                                                              ------------
              Total Investments-- 100.5%
              (Identified Cost $81,148,325) (b)                                 73,439,143
              Other assets less liabilities                                       (362,034)
                                                                              ------------
              Total Net Assets-- 100%                                         $ 73,077,109
                                                                              ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2002, the net unrealized depreciation on investments based on cost of $81,148,325 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                                $  5,550,678
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                                 (13,259,860)
                                                                              ------------
     Net unrealized appreciation                                              $ (7,709,182)
                                                                              ============

     At December 31,2001, the Fund had a capital loss carryover of approximately $168,664,771 which $1,117,558 expires on December 31, 2007, $29,799,871 expires on December 31, 2008, and $137,747,342 expires on December 31, 2009. Included in these amounts is a capital loss carryover of approximately $14,485,723 which was acquired in the merger with Kobrick Emerging Growth Fund and expires on December 31, 2008. This may be available to offset future gains, if any, to the extent provided by regulations.

     For the year ended December 31, 2001, the Fund has elected to defer
     $25,615,141 of capital losses attributable to Post-October losses.

(c)  Non-income producing security.
(d)  All or portion of this security was on loan to brokers at June 30, 2002.
ADR  An American Depositary Receipt (ADR) is a certificate issued by a U.S.
     bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

                 STAR WORLDWIDE FUND-- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2002 (Unaudited)

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
COMMON STOCK -- 97.1% OF TOTAL NET ASSETS

              AUSTRALIA - 1.3%
    567,800   John Fairfax Holdings, Ltd.                                     $  1,055,011
     57,200   News Corp., Ltd.                                                     310,817
     16,400   Rio Tinto, Ltd.                                                      308,590
     35,400   Westpac Banking Corp., Ltd.                                          322,718
                                                                              ------------
                                                                                 1,997,136
                                                                              ------------
              BELGIUM - 0.7%
     38,000   Dexia                                                                588,076
     16,600   Interbrew                                                            476,578
                                                                              ------------
                                                                                 1,064,654
                                                                              ------------
              BRAZIL - 0.8%
     20,400   Petroleo Brasileiro SA - Petrobras (ADR)                             384,744
 61,400,000   Telemig Celular Participacoes SA                                     118,471
     41,600   Uniao de Bancos Brasileiros SA (GDR)                                 686,400
                                                                              ------------
                                                                                 1,189,615
                                                                              ------------
              CANADA - 3.0%
      9,200   Alcan, Inc.                                                          349,030
     10,750   Canadian Pacific Railway, Ltd. (c)                                   265,834
      5,700   Celestica, Inc. (d)                                                  128,287
     13,754   EnCana Corp.                                                         422,323
     12,856   Fairmont Hotels & Resorts, Inc.                                      329,663
     27,300   Manulife Financial Corp. (c)                                         780,780
      7,200   Precision Drilling Corp., Class A (d)                                249,058
      9,600   Royal Bank of Canada                                                 331,383
     22,800   Suncor Energy, Inc.                                                  407,208
      5,800   Talisman Energy, Inc.                                                260,274
     27,100   Toronto-Dominion Bank (The)                                          636,850
     24,000   TransCanada PipeLines, Ltd. (c)                                      362,943
                                                                              ------------
                                                                                 4,523,633
                                                                              ------------
              CHINA - 0.3%
     12,500   Huaneng Power International, Inc. (ADR) (c)                          402,750
                                                                              ------------
              DENMARK - 0.7%
     17,400   NEG Micon A/S                                                        532,046
     19,500   Vestas Wind Systems A/S                                              528,856
                                                                              ------------
                                                                                 1,060,902
                                                                              ------------
              FINLAND - 2.2%
     12,860   Kone OYJ                                                             381,016
     82,200   Metso OYJ                                                          1,063,467
     73,100   Nokia OYJ                                                          1,069,909
     17,800   Nokia OYJ (ADR)                                                      257,744
     41,800   Stora Enso OYJ                                                       585,787
                                                                              ------------
                                                                                 3,357,923
                                                                              ------------
              FRANCE - 7.1%
     14,300   Aventis SA                                                         1,013,302
     26,800   Axa (ADR)                                                            486,956
     26,700   BNP Paribas                                                        1,476,660
      9,400   Capital Gemini SA                                                    373,658
     28,400   Chargeurs SA                                                         757,292
      6,300   Clarins                                                              364,291
     16,600   Compagnie Generale des Etablissements Michelin, Class B              672,652
      8,864   Dassault Systemes SA (c)                                             404,877
     18,600   Essilor International SA Cie Generale D'Optique                      756,267
      8,910   Pernod-Ricard                                                        872,912
      7,400   Renault SA                                                           346,045
      8,400   Schneider Electric SA                                                451,708
      2,800   Technip-Coflexip SA                                                  294,779
     14,000   Thomson Multimedia SA                                                331,142
     11,395   TotalFinaElf SA                                                 $  1,850,109
     10,000   Vivendi Universal SA                                                 216,087
                                                                              ------------
                                                                                10,668,737
                                                                              ------------
              GERMANY - 4.1%
      2,700   Aareal Bank AG                                                        43,331
     12,700   Adidas-Salomon AG                                                  1,043,538
     12,800   Bayerische Motoren Werke AG                                          519,683
     12,100   Deutsche Boerse AG                                                   515,043
      7,000   E.ON AG                                                              406,150
     19,600   Henkel KGaA                                                        1,219,488
      2,400   Muenchener Rueckversicherungs-Gesellschaft AG                        568,858
      2,750   SAP AG                                                               269,553
     10,000   Schering AG                                                          629,891
      6,000   Siemens AG                                                           360,158
     10,800   Wella AG (c)                                                         616,499
                                                                              ------------
                                                                                 6,192,192
                                                                              ------------
              GREECE - 0.5%
    155,000   Vodafone Panafon SA                                                  783,759
                                                                              ------------
              HONG KONG - 1.6%
     44,700   China Mobile, Ltd. (ADR) (d)                                         653,514
    506,000   Esprit Holdings, Ltd.                                                973,083
  1,303,000   Giordano International, Ltd.                                         801,851
                                                                              ------------
                                                                                 2,428,448
                                                                              ------------
              INDIA - 0.4%
     20,100   Dr. Reddy's Laboratories, Ltd. (ADR) (c)                             389,940
      5,600   Infosys Technologies, Ltd. (ADR) (c)                                 286,720
                                                                              ------------
                                                                                   676,660
                                                                              ------------
              IRELAND - 2.5%
    102,300   Anglo Irish Bank Corp., 144A                                         659,736
     97,500   Bank of Ireland                                                    1,214,230
     10,700   DePfa Bank PLC                                                       581,203
    476,200   Independent News & Media PLC                                         940,590
     56,600   Ryanair Holdings PLC (d)                                             349,364
                                                                              ------------
                                                                                 3,745,123
                                                                              ------------
              ISRAEL - 1.3%
      9,100   Amdocs, Ltd. (c)                                                      68,705
     43,900   Orbotech, Ltd. (c)                                                   996,530
     12,900   Teva Pharmaceutical Industries, Ltd. (ADR) (c)                       861,462
                                                                              ------------
                                                                                 1,926,697
                                                                              ------------
              ITALY - 2.6%
    139,427   Banco Popolare di Verona e Novara Scrl                             1,795,721
     35,700   Eni SpA (c)                                                          567,643
    207,300   Fila Holding SpA (ADR) (d)                                           414,600
    255,900   UniCredito Italiano SpA (c)                                        1,157,489
                                                                              ------------
                                                                                 3,935,453
                                                                              ------------
              JAPAN - 9.2%
     26,700   Bridgestone Corp.                                                    367,554
     28,000   Canon, Inc.                                                        1,058,235
     10,400   Credit Saison Co., Ltd.                                              246,855
     12,000   Dai Nippon Printing Co., Ltd.                                        159,286
    146,000   Daiwa Securities Group, Inc.                                         946,454
     16,000   Fujisawa Pharmaceutical Co., Ltd.                                    383,114
     19,700   Honda Motor Co., Ltd.                                                798,782
      4,000   Ito-Yokado Co., Ltd.                                                 200,234
    159,000   Kawasaki Heavy Industries, Ltd. (d)                                  202,962
      1,500   Keyence Corp.                                                        317,746
     36,900   Meitec Corp.                                                       1,219,122

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              JAPAN - CONTINUED
     24,000   Mitsubishi Corp.                                                $    173,603
     75,000   Nishimatsu Construction Co., Ltd. (c)                                233,397
     59,100   Nissan Motor Co., Ltd.                                               409,252
     19,800   Nitto Denko Corp.                                                    649,207
    361,000   NKK Corp. (d)                                                        349,374
        416   NTT DoCoMo, Inc.                                                   1,023,861
     73,000   OJI Paper Co., Ltd.                                                  417,195
     16,000   ORIX Corp. (ADR)                                                     649,600
      3,200   Rohm Co., Ltd.                                                       477,624
     11,500   Sega Corp. (c)                                                       276,322
      9,200   Shimano, Inc.                                                        124,806
      9,300   Shin-Etsu Chemical Co., Ltd.                                         399,591
      7,000   Sony Corp.                                                           369,681
     31,000   Sumitomo Metal Mining Co., Ltd.                                      140,180
     27,800   Takeda Chemical Industries, Ltd.                                   1,219,990
     33,000   Tokyo Broadcasting System, Inc.                                      739,237
      2,900   Yamada Denki Co., Ltd.                                               254,046
                                                                              ------------
                                                                                13,807,310
                                                                              ------------
              LUXEMBOURG - 0.1%
     15,300   Arcelor (d)                                                          217,135
                                                                              ------------
              MEXICO - 1.2%
     20,399   America Movil SA de CV (ADR)                                         273,347
     15,900   Coca-Cola Femsa SA (ADR)                                             381,600
     14,800   Fomento Economico Mexicano SA de CV (ADR)                            580,456
     16,500   Grupo Televisa SA (ADR) (d)                                          616,770
                                                                              ------------
                                                                                 1,852,173
                                                                              ------------
              NETHERLANDS - 5.5%
     23,265   Aegon NV                                                             473,443
     25,100   Akzo Nobel NV                                                      1,092,936
     10,500   ASML Holding NV (d)                                                  158,760
      8,000   DSM NV                                                               371,259
     49,600   Euronext NV                                                          930,714
     41,900   Hunter Douglas NV                                                  1,291,070
     43,500   Hunter Douglas NV Rights                                                   0
     21,700   ING Groep NV                                                         557,204
     12,600   Koninklije (Royal) Philips Electronics NV                            351,785
     24,700   Koninklijke (Royal) Philips Electronics NV (ADR)                     681,720
     12,200   Unilever NV                                                          790,560
     76,800   Vodafone Libertel NV                                                 522,591
     54,800   Wolters Kluwer NV                                                  1,040,196
                                                                              ------------
                                                                                 8,262,238
                                                                              ------------
              NORWAY - 0.3%
     60,800   Tomra Systems ASA                                                    478,019
                                                                              ------------
              PANAMA - 0.2%
     18,700   Banco Latinoamericano de Exportaciones SA, Class E                   234,685
                                                                              ------------
              PORTUGAL - 0.2%
     51,941   Portugal Telecom SGPS SA                                             366,773
                                                                              ------------
              REPUBLIC OF KOREA - 2.2%
     12,135   Kookmin Bank                                                         589,097
      4,870   Kumgang Korea Chemical Co., Ltd.                                     469,593
      1,300   Lotte Chilsung Beverage Co., Ltd.                                    896,924
      3,370   Samsung Electronics Co., Ltd.                                        921,638
      1,820   SK Telecom Co., Ltd.                                                 407,722
                                                                              ------------
                                                                                 3,284,974
                                                                              ------------
              RUSSIA - 0.1%
      1,400   LUKOIL (ADR) (c)                                                      91,854
                                                                              ------------
              SINGAPORE - 0.2%
     38,916   United Overseas Bank, Ltd.                                      $    279,741
                                                                              ------------
              SOUTH AFRICA - 0.3%
     31,300   Sappi, Ltd.                                                          440,204
                                                                              ------------
              SPAIN - 1.2%
     12,388   ACS, Actividades de Construccion y Servicios SA                      398,841
     48,400   Banco Santander Central Hispano SA                                   384,311
     23,500   Grupo Ferrovial SA                                                   640,789
     37,872   Telefonica SA (d)                                                    317,920
                                                                              ------------
                                                                                 1,741,861
                                                                              ------------
              SWEDEN - 2.8%
     16,500   Atlas Copco AB                                                       394,975
     48,800   Autoliv, Inc. (SDR)                                                1,189,409
    136,300   Gambro AB                                                            897,252
     13,500   Svenska Handelsbanken AB                                             206,383
  1,002,000   Telefonaktiebolaget LM Ericsson                                    1,515,464
                                                                              ------------
                                                                                 4,203,483
                                                                              ------------
              SWITZERLAND - 3.3%
      5,167   Adecco SA                                                            306,913
      7,400   Converium Holding AG (d)                                             382,369
     10,000   Credit Suisse Group (d)                                              317,487
      2,550   Givaudan SA                                                        1,028,053
      2,200   Nestle SA                                                            512,951
      8,100   Novartis AG                                                          356,220
     24,200   STMicroelectronics NV                                                588,786
      4,200   Swiss Reinsurance                                                    410,616
        610   Synthes-Stratec, Inc.                                                372,988
     12,700   UBS AG (d)                                                           638,733
                                                                              ------------
                                                                                 4,915,116
                                                                              ------------
              TAIWAN - 0.4%
     44,880   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (d)               583,440
                                                                              ------------
              UNITED KINGDOM - 14.4%
    494,200   Aegis Group PLC                                                      678,898
     63,600   Allied Domecq PLC                                                    417,094
     57,400   Amvescap PLC                                                         467,644
     51,200   Anglo American PLC                                                   851,434
    127,000   Associates British Ports Holdings PLC                                855,126
     90,700   BAE Systems PLC                                                      463,136
    166,500   BHP Billiton PLC                                                     907,291
     63,500   BP PLC                                                               530,679
     47,000   British Sky Broadcasting PLC (d)                                     450,614
     70,400   Capita Group PLC                                                     334,798
    105,500   Centrica PLC                                                         326,441
    625,000   Cordiant Communications Group PLC                                    724,019
     93,800   Diageo PLC                                                         1,209,988
    128,900   Dixons Group PLC                                                     375,760
    787,500   Enodis PLC                                                           945,993
    107,900   GlaxoSmithKline PLC                                                2,332,136
    120,600   Hilton Group PLC                                                     419,580
     54,000   Lloyds TSB Group PLC                                                 537,481
    370,700   Michael Page International PLC                                       898,413
     65,730   Pearson PLC                                                          653,733
     26,200   Reckitt Benckiser PLC                                                470,039
     42,100   Reed Elsevier PLC                                                    400,106
    446,088   Rolls-Royce PLC                                                    1,097,327
     32,400   Royal Bank of Scotland Group PLC                                     918,574
     59,300   Smith & Nephew PLC                                                   329,012
    397,900   Somerfield PLC                                                       705,813
     49,000   Standard Chartered PLC                                               522,818

                See accompanying notes to financial statements.

   SHARES          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
              UNITED KINGDOM - CONTINUED
    148,600   Tesco PLC                                                       $   540,211
    978,839   Vodafone Group PLC                                                 1,342,796
     73,400   William Hill PLC                                                     296,482
     37,800   WPP Group PLC                                                        319,196
      7,600   WPP Group PLC (ADR)                                                  335,016
                                                                              ------------
                                                                                21,657,648
                                                                              ------------
              UNITED STATES - 26.4%
     10,600   Abbott Laboratories                                                  399,090
    106,000   AT&T Corp.                                                         1,134,200
      9,800   Boeing Co. (The)                                                     441,000
     36,200   Burlington Resources, Inc.                                         1,375,600
     81,000   Cendant Corp. (c)                                                  1,286,280
     41,000   Conoco, Inc.                                                       1,139,800
     30,700   CVS Corp.                                                            939,420
     13,000   Duke Energy Corp. (c)                                                404,300
     28,800   Electronic Data Systems Corp.                                      1,069,920
     13,900   Fannie Mae                                                         1,025,125
     67,000   Ford Motor Co.                                                     1,072,000
     21,500   Fortune Brands, Inc.                                               1,204,000
     11,700   Gannett Co., Inc.                                                    888,030
     76,500   Gap (The), Inc. (c)                                                1,086,300
     16,000   General Mills, Inc.                                                  705,280
     70,000   General Motors Corp., Class H (Hughes Electronics Corp.) (d)         728,000
     38,200   Guidant Corp. (d)                                                  1,154,786
     19,900   H&R Block, Inc.                                                      918,385
     36,000   H.J. Heinz Co.                                                     1,479,600
     28,400   Honeywell International, Inc.                                      1,000,532
      8,200   Illinois Tool Works, Inc.                                            560,060
     44,800   Interpublic Group of Cos. (The), Inc.                              1,109,248
      9,400   Knight-Ridder, Inc.                                                  591,730
     32,000   Kraft Foods, Inc.                                                  1,310,400
     67,800   Kroger Co. (The) (d)                                               1,349,220
    133,100   Liberty Media Corp. (d)                                            1,331,000
     48,500   Masco Corp.                                                        1,314,835
     33,300   Mattel, Inc.                                                         701,964
     10,000   McDonald's Corp.                                                     284,500
     15,400   Merck & Co., Inc.                                                    779,856
     55,500   Motorola, Inc.                                                       800,310
     36,200   Safeway, Inc. (d)                                                  1,056,678
     31,200   Schering-Plough Corp.                                                767,520
     85,000   Sprint Corp. (FON Group)                                             901,850
     25,000   TXU Corp.                                                          1,288,750
     77,200   US Bancorp                                                         1,802,620
     19,300   Walt Disney Co. (The)                                                364,770
     51,900   Washington Mutual, Inc.                                            1,926,009
     33,400   Waste Management, Inc.                                               870,070
    156,000   Xerox Corp. (c)                                                    1,087,320
                                                                              ------------
                                                                                39,650,358
                                                                              ------------
              Total Common Stock
              (Identified Cost $142,240,145)                                   146,020,694
                                                                              ------------
 PRINCIPAL
  AMOUNT          DESCRIPTION                                                  VALUE (a)
------------------------------------------------------------------------------------------
PREFERRED STOCK --0.5%
              BRAZIL - 0.0%
  1,398,250   Banco Itua SA                                                   $     78,485
                                                                              ------------
              GERMANY - 0.5%
      1,526   Porshe AG                                                            727,165
                                                                              ------------
              Total Preferred Stock
              (Identified Cost $633,909)                                           805,650
                                                                              ------------
SHORT TERM INVESTMENT --2.0%

$ 2,959,240  Repurchase Agreement with Investors Bank & Trust Co.
              dated 6/28/2002 at 1.25% to be repurchased
              at $2,959,549 on 7/01/2002, collateralized by
              $3,061,531 Federal National Mortgage Bond,
              4.27%, due 10/25/2008 valued at $3,112,658                        2,959,240
                                                                              ------------
              Total Short Term Investment
              (Identified Cost $2,959,240)                                       2,959,240
                                                                              ------------
              Total Investments-- 99.6%
              (Identified Cost $145,833,294) (b)                               149,785,584
              Other assets less liabilities                                        605,986
                                                                              ------------
              Total Net Assets-- 100%                                         $150,391,570
                                                                              ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2002, the net unrealized appreciation on investments based on cost of $145,833,294 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                                $ 16,154,786
                                                                              ------------
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                                 (12,202,496)
                                                                              ------------
     Net unrealized appreciation                                              $  3,952,290
                                                                              ============
     At December 31,2001, the Fund had a capital loss carryover of approximately $26,125,963 which expires on December 31, 2009. This may be available to offset future gains, if any, to the extent provided by regulations.

     For the year ended December 31, 2001, the Fund has elected to defer
     $1,047,409 of capital losses attributable to Post-October losses.

(c)  All or a portion of this security was on loan to brokers at June 30, 2002.
(d)  Non-income producing security.
ADR/GDR      An American Depositary Receipt (ADR) or Global Depositary
     Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
     SDR Swedish Depositary Receipt

144A Securities exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $659,736 or 0.4% of net assets.


INDUSTRY HOLDINGS AT JUNE 30, 2002 (UNAUDITED)

Banking                            11.9%   Food Retailers                 2.6%
Beverages, Food & Tobacco           6.4    Commercial Services            2.5
Communications                      6.4    Insurance                      2.5
Media - Broadcasting & Publishing   6.1    Medical Supplies               2.4
Pharmaceuticals                     6.0    Textiles, Clothing & Fabrics   2.2
Oil & Gas                           5.4    Advertising                    2.1
Automotive                          4.1    Heavy Machinery                2.0
Financial Services                  3.7    Aerospace & Defense            2.0
Chemicals                           3.4    Other, less than 2% each      28.3

           See accompanying notes to financial statements.

                              Financial Statements

                       STATEMENTS OF ASSETS & LIABILITIES

June 30, 2002 (Unaudited)

                                                                          STAR VALUE      STAR SMALL CAP     STAR ADVISERS
                                                                             FUND              FUND              FUND
                                                                        ---------------   ---------------   ---------------
ASSETS
   Investments at cost                                                  $   159,138,994   $   133,009,293   $   859,538,119
   Net unrealized appreciation (depreciation)                                 6,199,625         1,110,341       (12,198,308)
                                                                        ---------------   ---------------   ---------------
      Investments at value                                                  165,338,619       134,119,634       847,339,811
   Cash                                                                          49,233                --               552
   Investments held as collateral for loaned securities                               -        21,186,806       104,866,863
   Receivable for Fund shares sold                                               43,520            68,815           253,130
   Receivable for securities sold                                               578,978         2,007,556         7,065,153
   Dividends and interest receivable                                            163,429             2,831           839,180
   Tax reclaims receivable                                                            -                 -             7,621
   Securities lending income receivable                                               -            28,349           129,766
   Other assets                                                                       -                 -                 -
                                                                        ---------------   ---------------   ---------------
      TOTAL ASSETS                                                          166,173,779       157,413,991       960,502,076
                                                                        ---------------   ---------------   ---------------
LIABILITIES
   Collateral on securities loaned, at value                                          -        21,186,806       104,866,863
   Payable for securities purchased                                             332,991         1,109,366         4,681,402
   Payable for Fund shares redeemed                                             513,215           449,584         1,770,453
   Payable to custodian bank                                                          -                 -                 -
   Management fees payable                                                      106,011           119,138           763,016
   Deferred Trustees' fees                                                       99,449            43,504           133,933
   Transfer agent fees payable                                                   67,900            67,700           343,500
   Accounting and administrative fees payable                                     7,742             6,291            38,204
   Other accounts payable and accrued expenses                                   67,549           116,528           159,280
                                                                        ---------------   ---------------   ---------------
      TOTAL LIABILITIES                                                       1,194,857        23,098,917       112,756,651
                                                                        ---------------   ---------------   ---------------
NET ASSETS                                                              $   164,978,922   $   134,315,074   $   847,745,425
                                                                        ===============   ===============   ===============
NET ASSETS CONSIST OF:
   Paid in capital                                                      $   162,525,524   $   190,699,242   $ 1,122,202,618
   Undistributed (overdistributed) net investment income                       (549,558)       (1,833,713)       (5,567,885)
   Accumulated net realized gain (loss) on investments                       (3,196,669)      (55,660,595)     (256,691,775)
   Net unrealized appreciation (depreciation) of investments
   and foreign currency transactions                                          6,199,625         1,110,140       (12,197,533)
                                                                        ---------------   ---------------   ---------------
NET ASSETS                                                              $   164,978,922   $   134,315,074   $   847,745,425
                                                                        ===============   ===============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   CLASS A SHARES:
      Net assets                                                        $   118,516,061   $    54,047,019   $   322,586,872
                                                                        ===============   ===============   ===============
      Shares of beneficial interest                                          16,914,066         4,382,289        22,531,282
                                                                        ===============   ===============   ===============
      Net asset value and redemption price per share                    $          7.01   $         12.33   $         14.32
                                                                        ===============   ===============   ===============
      Offering price per share                                          $          7.44   $         13.08   $         15.19
                                                                        ===============   ===============   ===============
   CLASS B SHARES:  (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                        $    36,264,508   $    64,435,034   $   402,665,203
                                                                        ===============   ===============   ===============
      Shares of beneficial interest                                           5,510,280         5,501,965        30,656,738
                                                                        ===============   ===============   ===============
      Net asset value and offering price per share                      $          6.58   $         11.71   $         13.13
                                                                        ===============   ===============   ===============
   CLASS C SHARES:  (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                        $     2,542,367   $    15,833,021   $    72,536,762
                                                                        ===============   ===============   ===============
      Shares of beneficial interest                                             386,361         1,351,385         5,516,996
                                                                        ===============   ===============   ===============
      Net asset value per share                                         $          6.58   $         11.72   $         13.15
                                                                        ===============   ===============   ===============
      Offering price per share                                          $          6.65   $         11.84   $         13.28
                                                                        ===============   ===============   ===============
   CLASS Y SHARES:
      Net assets                                                        $     7,655,986   $             -   $    49,956,588
                                                                        ===============   ===============   ===============
      Shares of beneficial interest                                           1,081,900                 -         3,353,589
                                                                        ===============   ===============   ===============
      Net asset value, offering and redemption price per share          $          7.08   $             -   $         14.90
                                                                        ===============   ===============   ===============

                                                                         STAR GROWTH      STAR WORLDWIDE
                                                                            FUND               FUND
                                                                       ---------------   ---------------
ASSETS
   Investments at cost                                                 $    81,148,325   $   145,833,294
   Net unrealized appreciation (depreciation)                               (7,709,182)        3,952,290
                                                                       ---------------   ---------------
      Investments at value                                                  73,439,143       149,785,584
   Cash                                                                              -                 -
   Investments held as collateral for loaned securities                      9,779,033         9,781,065
   Receivable for Fund shares sold                                              25,973            38,008
   Receivable for securities sold                                            1,146,813         1,592,427
   Dividends and interest receivable                                            29,169           369,471
   Tax reclaims receivable                                                           -           136,058
   Securities lending income receivable                                         11,293            18,327
   Other assets                                                                 15,306                 -
                                                                       ---------------   ---------------
      TOTAL ASSETS                                                          84,446,730       161,720,940
                                                                       ---------------   ---------------
LIABILITIES
   Collateral on securities loaned, at value                                 9,779,033         9,781,065
   Payable for securities purchased                                          1,204,066           554,889
   Payable for Fund shares redeemed                                            230,233           537,700
   Payable to custodian bank                                                         -           146,552
   Management fees payable                                                      24,108           132,862
   Deferred Trustees' fees                                                       2,054            38,817
   Transfer agent fees payable                                                  64,700            69,050
   Accounting and administrative fees payable                                    8,606             6,971
   Other accounts payable and accrued expenses                                  56,821            61,464
                                                                       ---------------   ---------------
      TOTAL LIABILITIES                                                     11,369,621        11,329,370
                                                                       ---------------   ---------------
NET ASSETS                                                             $    73,077,109   $   150,391,570
                                                                       ===============   ===============
NET ASSETS CONSIST OF:
   Paid in capital                                                     $   286,686,587   $   176,175,147
   Undistributed (overdistributed) net investment income                      (665,846)         (577,476)
   Accumulated net realized gain (loss) on investments                    (205,234,315)      (29,171,472)
   Net unrealized appreciation (depreciation) of investments
   and foreign currency transactions                                        (7,709,317)        3,965,371
                                                                       ---------------   ---------------
NET ASSETS                                                             $    73,077,109   $   150,391,570
                                                                       ===============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   CLASS A SHARES:
      Net assets                                                       $    35,449,498   $    63,996,370
                                                                       ===============   ===============
      Shares of beneficial interest                                          5,234,422         5,069,089
                                                                       ===============   ===============
      Net asset value and redemption price per share                   $          6.77   $         12.62
                                                                       ===============   ===============
      Offering price per share                                         $          7.18   $         13.39
                                                                       ===============   ===============
   CLASS B SHARES:  (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                       $    32,576,600   $    71,651,587
                                                                       ===============   ===============
      Shares of beneficial interest                                          4,903,851         6,016,342
                                                                       ===============   ===============
      Net asset value and offering price per share                     $          6.64   $         11.91
                                                                       ===============   ===============
   CLASS C SHARES:  (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                       $     4,485,003   $    14,743,613
                                                                       ===============   ===============
      Shares of beneficial interest                                            674,698         1,237,613
                                                                       ===============   ===============
      Net asset value per share                                        $          6.65   $         11.91
                                                                       ===============   ===============
      Offering price per share                                         $          6.72   $         12.03
                                                                       ===============   ===============
   CLASS Y SHARES:
      Net assets                                                       $       566,008   $             -
                                                                       ===============   ===============
      Shares of beneficial interest                                             83,012                 -
                                                                       ===============   ===============
      Net asset value, offering and redemption price per share         $          6.82   $             -
                                                                       ===============   ===============

                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2002 (Unaudited)

                                                      STAR VALUE     STAR SMALL CAP   STAR ADVISERS    STAR GROWTH   STAR WORLDWIDE
                                                         FUND             FUND            FUND             FUND           FUND
                                                    --------------   --------------  --------------  --------------  --------------
INVESTMENT INCOME
   Dividends                                        $    1,136,448   $     141,213   $   4,730,069   $     206,630   $   1,705,800
   Interest                                                 40,347          38,659         291,642          10,330          40,444
   Securities lending income                                     -          15,028          97,539          22,775          23,077
   Less net foreign taxes withheld                          (2,326)              -         (10,444)           (874)       (161,607)
                                                    --------------   -------------   -------------   -------------   -------------
                                                         1,174,469         194,900       5,108,806         238,861       1,607,714
                                                    --------------   -------------   -------------   -------------   -------------
   EXPENSES
      Management fees                                      688,022         821,623       5,049,525         488,827         856,831
      Service fees - Class A                               163,777          78,025         457,400          63,151          86,697
      Service and distribution fees - Class B              206,882         371,594       2,300,392         204,129         390,340
      Service and distribution fees - Class C               13,632          98,804         410,010          28,814          78,905
      Trustees' fees and expenses                            8,553           7,618          18,100           6,577           7,633
      Accounting and administrative                         46,182          39,403         240,301          49,976          41,067
      Custodian                                             77,659         118,540         159,178          85,833         204,214
      Transfer agent fees - Class A, Class B,
      Class C                                              357,224         345,654       1,816,478         289,763         356,691
      Transfer agent fees - Class Y                          4,174               -          26,997             328               -
      Audit and tax services                                17,675          22,368          23,895          19,249          22,868
      Legal                                                  1,699           6,485          36,214           3,822           1,500
      Printing                                              19,972          18,303          78,574          26,638          20,235
      Registration                                          20,483          12,439          41,593          48,645          13,176
      Miscellaneous                                         16,166          61,745          32,107          14,674           2,370
                                                    --------------   -------------   -------------   -------------   -------------
   Total expenses before reductions                      1,642,100       2,002,601      10,690,764       1,330,426       2,082,527
                                                    --------------   -------------   -------------   -------------   -------------
      Less reimbursement/waiver                                  -               -               -        (423,288)              -
      Less reductions                                      (14,789)        (15,112)        (59,954)         (2,431)         (3,534)
                                                    --------------   -------------   -------------   -------------   -------------
   Net expenses                                          1,627,311       1,987,489      10,630,810         904,707       2,078,993
                                                    --------------   -------------   -------------   -------------   -------------
   Net investment loss                                    (452,842)     (1,792,589)     (5,522,004)       (665,846)       (471,279)
                                                    --------------   -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS Realized gain (loss) on:
      Investments - net                                  2,298,727     (11,844,816)      9,904,955      (8,786,464)      1,117,402
      Foreign currency transactions - net                        -          (4,086)         (9,288)           (953)       (174,013)
   Change in unrealized appreciation (depreciation) of:
      Investments - net                                (18,467,062)    (11,852,413)    101,861,760)    (14,495,212)     (4,634,060)
                                                    --------------   -------------   -------------   -------------   -------------
      Foreign currency transactions - net                        -            (201)            834            (135)         14,314
                                                    --------------   -------------   -------------   -------------   -------------
   Net realized and unrealized (loss) on investments
      and foreign currency transactions                (16,168,335)    (23,701,516)    (91,965,259)    (23,282,764)     (3,676,357)
                                                    --------------   -------------   -------------   -------------   -------------
NET (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS               $  (16,621,177)  $ (25,494,105)  $ (97,487,263)  $ (23,948,610)  $  (4,147,636)
                                                    ==============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             STAR VALUE FUND                STAR SMALL CAP FUND
                                                                     ------------------------------   -----------------------------
                                                                     SIX MONTHS ENDED  YEAR ENDED     SIX MONTHS ENDED  YEAR ENDED
                                                                      JUNE 30, 2002   DECEMBER 31,     JUNE 30, 2002   DECEMBER 31,
                                                                       (UNAUDITED)        2001          (UNAUDITED)        2001
                                                                     ---------------- ------------    ---------------- ------------
FROM OPERATIONS:
   Net investment income (loss)                                        $  (452,842)  $   (873,338)     $ (1,792,589)   $ (3,473,648)
   Net realized gain (loss) on investments
      and foreign currency transactions                                  2,298,727      8,287,497       (11,848,902)    (30,791,760)
   Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions                                 (18,467,062)    (5,092,825)      (11,852,614)      5,159,139
                                                                      ------------   ------------      ------------    ------------
   Increase (decrease) in net assets resulting from operations         (16,621,177)     2,321,334       (25,494,105)    (29,106,269)
                                                                      ------------   ------------      ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                                                     -              -                 -               -
     Class B                                                                     -              -                 -               -
     Class C                                                                     -              -                 -               -
   Short-Term capital gain
     Class A                                                                     -              -                 -               -
     Class B                                                                     -              -                 -               -
     Class C                                                                     -              -                 -               -
     Class Y                                                                     -              -                 -               -
   Long-term capital gain
     Class A                                                                     -              -                 -               -
     Class B                                                                     -              -                 -               -
     Class C                                                                     -              -                 -               -
     Class Y                                                                     -              -                 -               -
                                                                                 -              -                 -               -
                                                                      ------------   ------------      ------------    ------------
                                                                                 -              -                 -               -
                                                                      ------------   ------------      ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                             (12,046,386)   (19,845,566)      (14,170,969)    (21,799,945)
                                                                      ------------   ------------      ------------    ------------
   Total increase (decrease) in net assets                             (28,667,563)   (17,524,232)      (39,665,074)    (50,906,214)

   NET ASSETS
   Beginning of period                                                 193,646,485    211,170,717       173,980,148     224,886,362
                                                                      ------------   ------------      ------------    ------------
   End of period                                                      $164,978,922   $193,646,485      $134,315,074    $173,980,148
                                                                      ============   ============      ============    ============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                 $   (549,558)  $    (96,716)     $ (1,833,713)   $    (41,124)
                                                                      ============   ============      ============    ============

*Financial information for Kobrick Capital Fund which was reorganized into CDC
 Nvest Star Growth Fund on November 16, 2001.

                See accompanying notes to financial statements.

                                                                                         STAR ADVISERS FUND
                                                                                    ------------------------------

                                                                                    SIX MONTHS ENDED   YEAR ENDED
                                                                                     JUNE 30, 2002    DECEMBER 31,
                                                                                       (UNAUDITED)       2001
                                                                                    ---------------- -------------
FROM OPERATIONS:
   Net investment income (loss)                                                      $  (5,522,004)  $ (7,990,353)
   Net realized gain (loss) on investments
      and foreign currency transactions                                                  9,895,667   (162,888,684)
   Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions                                                (101,860,926)    36,738,426
                                                                                     -------------  -------------

   Increase (decrease) in net assets resulting from operations                         (97,487,263)  (134,140,611)
                                                                                     -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                                                                     -              -
     Class B                                                                                     -              -
     Class C                                                                                     -              -
   Short-Term capital gain
     Class A                                                                                     -       (191,758)
     Class B                                                                                     -       (262,838)
     Class C                                                                                     -        (47,582)
     Class Y                                                                                     -        (26,139)
   Long-term capital gain
     Class A                                                                                     -              -
     Class B                                                                                     -              -
     Class C                                                                                     -              -
     Class Y                                                                                     -              -
                                                                                     -------------  -------------
                                                                                                 -       (528,317)
                                                                                     -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                                             (79,001,766)  (207,914,383)
                                                                                     -------------  -------------
   Total increase (decrease) in net assets                                            (176,489,029)  (342,583,311)

   NET ASSETS
   Beginning of period                                                               1,024,234,454   1,366,817,765
                                                                                     -------------  -------------
   End of period                                                                     $ 847,745,425  $1,024,234,454
                                                                                     =============  =============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                                $  (5,567,885) $     (45,881)
                                                                                     =============  =============

                                                                                            STAR GROWTH FUND
                                                                        -------------------------------------------------------
                                                                                          FOR THE PERIOD
                                                                        SIX MONTHS ENDED  OCTOBER 1, 2001
                                                                         JUNE 30, 2002        THROUGH           YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 2001* SEPTEMBER 30, 2001*
                                                                        ---------------- ------------------ -------------------
FROM OPERATIONS:
   Net investment income (loss)                                          $    (665,846)    $   (290,161)       $  (1,072,924)
   Net realized gain (loss) on investments
      and foreign currency transactions                                     (8,787,417)      (5,764,389)        (119,814,034)
   Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions                                     (14,495,347)      21,970,023          (46,597,520)
                                                                         -------------    -------------        -------------

   Increase (decrease) in net assets resulting from operations             (23,948,610)      15,915,473         (167,484,478)
                                                                         -------------    -------------        -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                                                         -                -                    -
     Class B                                                                         -                -                    -
     Class C                                                                         -                -                    -
   Short-Term capital gain
     Class A                                                                         -                -                    -
     Class B                                                                         -                -                    -
     Class C                                                                         -                -                    -
     Class Y                                                                         -                -                    -
   Long-term capital gain
     Class A                                                                         -                -                    -
     Class B                                                                         -                -                    -
     Class C                                                                         -                -                    -
     Class Y                                                                         -                -                    -
                                                                         -------------    -------------        -------------
                                                                                     -                -                    -
                                                                         -------------    -------------        -------------

INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                                 (18,482,158)      32,850,356          (91,283,767)
                                                                         -------------    -------------        -------------
   Total increase (decrease) in net assets                                 (42,430,768)      48,765,829         (258,768,245)

   NET ASSETS
   Beginning of period                                                     115,507,877       66,742,048          325,510,293
                                                                         -------------    -------------        -------------
   End of period                                                         $  73,077,109     $115,507,877        $  66,742,048
                                                                         =============    =============        =============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                    $    (665,846)    $          -        $     (20,873)
                                                                         =============    =============        =============
                                                                                STAR WORLDWIDE FUND
                                                                       ---------------------------------

                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                          JUNE 30, 2002     DECEMBER 31,
                                                                           (UNAUDITED)          2001
                                                                       ------------------  -------------
FROM OPERATIONS:
   Net investment income (loss)                                          $    (471,279)    $   1,073,576
   Net realized gain (loss) on investments
      and foreign currency transactions                                        943,389       (21,329,192)
   Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions                                      (4,619,746)       (1,661,901)
                                                                       ------------------  -------------

   Increase (decrease) in net assets resulting from operations              (4,147,636)      (21,917,517)
                                                                       ------------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                                                  (253,247)         (174,000)
     Class B                                                                  (301,693)          (65,119)
     Class C                                                                   (61,598)          (12,871)
   Short-Term capital gain
     Class A                                                                         -                 -
     Class B                                                                         -                 -
     Class C                                                                         -                 -
     Class Y                                                                         -                 -
   Long-term capital gain
     Class A                                                                         -          (471,082)
     Class B                                                                         -          (564,700)
     Class C                                                                         -          (114,649)
     Class Y                                                                         -                 -
                                                                       ------------------  -------------
                                                                              (616,538)       (1,402,421)
                                                                       ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                                 (15,733,868)      (46,696,441)
                                                                       ------------------  -------------
   Total increase (decrease) in net assets                                 (20,498,042)      (70,016,379)

   NET ASSETS
   Beginning of period                                                     170,889,612       240,905,991
                                                                       ------------------  -------------
   End of period                                                         $ 150,391,570     $ 170,889,612
                                                                       ==================  =============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                    $    (577,476)    $     510,341
                                                                       ==================  =============

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                    INCOME (LOSS) FROM INVESTMENT OPERATIONS:                                LESS DISTRIBUTIONS:
                    ----------------------------------------- ---------------------------------------------------------------------
                      NET ASSET
                         VALUE,       NET     NET REALIZED                  DIVIDENDS    DISTRIBUTIONS
                      BEGINNING   INVESTMENT AND UNREALIZED   TOTAL FROM       FROM         FROM NET
                          OF        INCOME   GAIN (LOSS) ON   INVESTMENT  NET INVESTMENT    REALIZED       RETURN OF     TOTAL
                      THE PERIOD    (LOSS)     INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS     CAPITAL   DISTRIBUTIONS
                    ------------  ---------- ---------------  -----------  -------------- --------------    ---------  -------------
STAR VALUE FUND

    CLASS A
   06/30/2002 (f)       $  7.70    $ (0.01)(d)    $  (0.68)   $  (0.69)       $   --           $ --           $ --       $   --
  12/31/2001               7.60      (0.02)(d)        0.12        0.10            --             --             --           --
  12/31/2000               7.45       0.01            0.14        0.15          0.00(e)          --             --           --
  12/31/1999               9.68       0.03           (0.71)      (0.68)        (0.02)         (1.53)            --        (1.55)
  12/31/1998              10.14       0.03(d)         0.59        0.62         (0.02)         (1.06)            --        (1.08)
  12/31/1997               9.60       0.03(d)         1.96        1.99         (0.02)         (1.43)            --        (1.45)

    CLASS B
  06/30/2002 (f)           7.26      (0.04)(d)       (0.64)      (0.68)           --             --             --           --
  12/31/2001               7.22      (0.07)(d)        0.11        0.04            --             --             --           --
  12/31/2000               7.13      (0.04)           0.13        0.09          0.00(e)          --             --           --
  12/31/1999               9.38      (0.04)          (0.68)      (0.72)           --          (1.53)            --        (1.53)
  12/31/1998               9.91      (0.05)(d)        0.58        0.53            --          (1.06)            --        (1.06)
  12/31/1997               9.47      (0.05)(d)        1.92        1.87            --          (1.43)            --        (1.43)

    CLASS C
  06/30/2002 (f)           7.26      (0.04)(d)       (0.64)      (0.68)           --             --             --           --
  12/31/2001               7.22      (0.07)(d)        0.11        0.04            --             --             --           --
  12/31/2000               7.14      (0.05)           0.13        0.08          0.00(e)          --             --           --
  12/31/1999               9.39      (0.04)          (0.68)      (0.72)           --          (1.53)            --        (1.53)
  12/31/1998               9.92      (0.05)(d)        0.58        0.53            --          (1.06)            --        (1.06)
  12/31/1997               9.46      (0.05)(d)        1.94        1.89            --          (1.43)            --        (1.43)

    CLASS Y
  06/30/2002 (f)           7.75       0.01(d)        (0.68)      (0.67)           --             --             --           --
  12/31/2001               7.61       0.02(d)         0.12        0.14            --             --             --           --
  12/31/2000               7.42       0.05            0.14        0.19          0.00(e)          --             --           --
  12/31/1999               9.65       0.06           (0.71)      (0.65)        (0.05)         (1.53)            --        (1.58)
  12/31/1998              10.10       0.06(d)         0.59        0.65         (0.04)         (1.06)            --        (1.10)
  12/31/1997               9.55       0.06(d)         1.95        2.01         (0.03)         (1.43)            --        (1.46)

STAR SMALL CAP FUND

    CLASS A
  06/30/2002 (f)         $14.52     $(0.12)(d)      $(2.07)     $(2.19)       $ --           $   --           $ --       $   --
  12/31/2001              16.51      (0.21)(d)       (1.78)      (1.99)         --               --             --           --
  12/31/2000              23.42      (0.28)          (2.30)      (2.58)         --            (4.33)            --        (4.33)
  12/31/1999              15.66      (0.27)          10.22        9.95          --            (2.19)            --        (2.19)
  12/31/1998              15.37      (0.23)           0.54        0.31          --            (0.02)            --        (0.02)
  12/31/1997              12.50      (0.20)           3.55        3.35          --            (0.48)            --        (0.48)

    CLASS B
  06/30/2002 (f)          13.84      (0.17)(d)       (1.96)      (2.13)         --               --             --           --
  12/31/2001              15.86      (0.30)(d)       (1.72)      (2.02)         --               --             --           --
  12/31/2000              22.85      (0.44)          (2.22)      (2.66)         --            (4.33)            --        (4.33)
  12/31/1999              15.43      (0.39)          10.00        9.61          --            (2.19)            --        (2.19)
  12/31/1998              15.26      (0.33)           0.52        0.19          --            (0.02)            --        (0.02)
  12/31/1997              12.50      (0.30)           3.54        3.24          --            (0.48)            --        (0.48)

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(e)  Amount rounds to less than $0.01 per share.
(f)  For the six months ended June 30, 2002 (Unaudited).

                See accompanying notes to financial statements.

                                                                            RATIOS TO AVERAGE NET ASSETS:
                                                                      ------------------------------------------
                        NET ASSET                  NET ASSETS,                    EXPENSES AFTER        NET
                          VALUE,         TOTAL      END OF                           EXPENSE        INVESTMENT     PORTFOLIO
                          END OF        RETURN     THE PERIOD         EXPENSES      REDUCTIONS        INCOME        TURNOVER
                        THE PERIOD      (%)(a)      (000'S)            (%)(b)       (%)(b)(c)       (LOSS)(%)(b)    RATE (%)
                       -----------    -----------  -----------        --------    --------------    ------------   ---------
STAR VALUE FUND

    CLASS A
   06/30/2002 (f)        $ 7.01          (9.0)     $118,516              1.64           1.62           (0.34)           28
  12/31/2001               7.70           1.3       137,855              1.64           1.61           (0.28)           77
  12/31/2000               7.60           2.0       154,179              1.62           1.59            0.10           129
  12/31/1999               7.45          (6.9)      216,740              1.33           1.33            0.32            70
  12/31/1998               9.68           7.1       317,902              1.26           1.26            0.29            75
  12/31/1997              10.14          21.0       348,988              1.25           1.25            0.28            55

    CLASS B
  06/30/2002 (f)           6.58          (9.4)       36,265              2.39           2.37           (1.09)           28
  12/31/2001               7.26           0.6        44,325              2.39           2.36           (1.03)           77
  12/31/2000               7.22           1.3        45,364              2.37           2.34           (0.65)          129
  12/31/1999               7.13          (7.6)       59,497              2.08           2.08           (0.43)           70
  12/31/1998               9.38           6.3        86,243              2.01           2.01           (0.46)           75
  12/31/1997               9.91          20.0        80,008              2.00           2.00           (0.47)           55

    CLASS C
  06/30/2002 (f)           6.58          (9.4)        2,542              2.39           2.37           (1.09)           28
  12/31/2001               7.26           0.6         2,833              2.39           2.36           (1.03)           77
  12/31/2000               7.22           1.1         2,496              2.40           2.37           (0.68)          129
  12/31/1999               7.14          (7.6)        3,398              2.08           2.08           (0.43)           70
  12/31/1998               9.39           6.3         6,445              2.01           2.01           (0.46)           75
  12/31/1997               9.92          20.2         6,527              2.00           2.00           (0.47)           55

    CLASS Y
  06/30/2002 (f)           7.08          (8.7)        7,656              1.08           1.06            0.22            28
  12/31/2001               7.75           1.8         8,634              1.09           1.07            0.26            77
  12/31/2000               7.61           2.6         9,132              1.09           1.06            0.63           129
  12/31/1999               7.42          (6.7)       10,205              1.08           1.08            0.57            70
  12/31/1998               9.65           7.4        17,789              1.01           1.01            0.54            75
  12/31/1997              10.10          21.3        24,164              1.00           1.00            0.53            55

STAR SMALL CAP FUND

    CLASS A
  06/30/2002 (f)        $ 12.33         (15.1)    $  54,047              2.11           2.09           (1.84)           78
  12/31/2001              14.52         (12.1)       69,873              2.08           2.07           (1.43)          174
  12/31/2000              16.51         (12.2)       89,714              1.88           1.88           (1.19)          216
  12/31/1999              23.42          65.4        84,725              2.06           2.06           (1.54)          263
  12/31/1998              15.66           2.1        56,161              2.07           2.07           (1.52)          182
  12/31/1997              15.37          27.0        52,066              2.20           2.20           (1.44)          140

    CLASS B
  06/30/2002 (f)          11.71         (15.4)       64,435              2.86           2.84           (2.59)           78
  12/31/2001              13.84         (12.7)       82,060              2.83           2.82           (2.18)          174
  12/31/2000              15.86         (12.9)      107,083              2.63           2.63           (1.94)          216
  12/31/1999              22.85          64.1       102,029              2.81           2.81           (2.29)          263
  12/31/1998              15.43           1.3        61,409              2.82           2.82           (2.27)          182
  12/31/1997              15.26          26.1        52,616              2.95           2.95           (2.19)          140

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:                         LESS DISTRIBUTIONS:
                     ---------------------------------------  ----------------------------------------------------------------------
                     NET ASSET
                       VALUE,          NET     NET REALIZED                  DIVIDENDS     DISTRIBUTIONS DISTRIBUTIONS
                     BEGINNING     INVESTMENT AND UNREALIZED   TOTAL FROM      FROM          FROM NET        FROM
                         OF          INCOME   GAIN (LOSS) ON   INVESTMENT  NET INVESTMENT     REALIZED      PAID IN       TOTAL
                     THE PERIOD      (LOSS)     INVESTMENTS    OPERATIONS     INCOME       CAPITAL GAINS    CAPITAL    DISTRIBUTIONS
                     ----------  ------------ --------------  -----------  --------------  ------------- ------------- -------------
    CLASS C
  06/30/2002 (f)     $  13.84    $  (0.17)(d)    $  (1.95)    $  (2.12)        $ --           $   --         $ --          $   --
  12/31/2001            15.86       (0.30)(d)       (1.72)       (2.02)          --               --           --              --
  12/31/2000            22.85       (0.44)          (2.22)       (2.66)          --            (4.33)          --           (4.33)
  12/31/1999            15.43       (0.39)          10.00         9.61           --            (2.19)          --           (2.19)
  12/31/1998            15.26       (0.33)           0.52         0.19           --            (0.02)          --           (0.02)
  12/31/1997            12.50       (0.30)           3.54         3.24           --            (0.48)          --           (0.48)

STAR ADVISERS FUND

    CLASS A
  06/30/2002 (f)     $  15.90    $  (0.06)       $  (1.52)     $  (1.58)       $ --           $   --         $ --           $  --
  12/31/2001            17.55       (0.05)          (1.59)        (1.64)         --            (0.01)          --           (0.01)
  12/31/2000            24.50       (0.06)          (3.87)        (3.93)         --            (3.02)          --           (3.02)
  12/31/1999            20.02       (0.12)           8.91          8.79          --            (4.31)          --           (4.31)
  12/31/1998            18.17       (0.05)           3.28          3.23          --            (1.38)          --           (1.38)
  12/31/1997            18.18       (0.02)           3.62          3.60          --            (3.61)          --           (3.61)

    CLASS B
  06/30/2002 (f)        14.64       (0.11)          (1.40)        (1.51)         --               --           --              --
  12/31/2001            16.29       (0.16)          (1.48)        (1.64)         --            (0.01)          --           (0.01)
  12/31/2000            23.14       (0.22)          (3.61)        (3.83)         --            (3.02)          --           (3.02)
  12/31/1999            19.23       (0.27)           8.49          8.22          --            (4.31)          --           (4.31)
  12/31/1998            17.63       (0.18)           3.16          2.98          --            (1.38)          --           (1.38)
  12/31/1997            17.86       (0.17)           3.55          3.38          --            (3.61)          --           (3.61)

    CLASS C
  06/30/2002 (f)        14.66       (0.11)          (1.40)        (1.51)         --               --           --              --
  12/31/2001            16.30       (0.16)          (1.47)        (1.63)         --            (0.01)          --           (0.01)
  12/31/2000            23.16       (0.22)          (3.62)        (3.84)         --            (3.02)          --           (3.02)
  12/31/1999            19.25       (0.27)           8.49          8.22          --            (4.31)          --           (4.31)
  12/31/1998            17.64       (0.18)           3.17          2.99          --            (1.38)          --           (1.38)
  12/31/1997            17.87       (0.17)           3.55          3.38          --            (3.61)          --           (3.61)

    CLASS Y
  06/30/2002 (f)        16.50       (0.02)          (1.58)        (1.60)         --               --           --              --
  12/31/2001            18.13        0.04           (1.66)        (1.62)         --            (0.01)          --           (0.01)
  12/31/2000            25.08        0.03           (3.96)        (3.93)         --            (3.02)          --           (3.02)
  12/31/1999            20.37       (0.07)           9.09          9.02          --            (4.31)          --           (4.31)
  12/31/1998            18.41        0.00(e)         3.34          3.34          --            (1.38)          --           (1.38)
  12/31/1997            18.33        0.03            3.66          3.69          --            (3.61)          --           (3.61)

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in in total return calculations. Periods less than one year are not annualized.

(b)  Computed on an annualized basis for periods less than one year.

(c) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

                See accompanying notes to financial statements.

                                                                            RATIOS TO AVERAGE NET ASSETS:
                                                                  --------------------------------------------
                       NET ASSET                NET ASSETS,                    EXPENSES AFTER        NET
                         VALUE,       TOTAL         END OF                         EXPENSE        INVESTMENT     PORTFOLIO
                         END OF       RETURN     THE PERIOD         EXPENSES      REDUCTIONS     INCOME (LOSS)    TURNOVER
                      THE PERIOD     (%)(a)       (000'S)            (%)(b)        (%)(b)(c)       (%)(b)          RATE (%)
                     -----------  -----------  -----------        -----------  --------------    -------------   ----------
    CLASS C
  06/30/2002 (f)     $ 11.72         (15.3)     $ 15,833              2.86           2.84           (2.59)           78
  12/31/2001           13.84         (12.7)       22,047              2.83           2.82           (2.18)          174
  12/31/2000           15.86         (12.9)       28,090              2.63           2.63           (1.94)          216
  12/31/1999           22.85          64.1        26,027              2.81           2.81           (2.29)          263
  12/31/1998           15.43           1.3        15,412              2.82           2.82           (2.27)          182
  12/31/1997           15.26          26.1        13,970              2.95           2.95           (2.19)          140

STAR ADVISERS FUN

    CLASS A
  06/30/2002 (f)     $ 14.32          (9.9)    $ 322,587              1.83           1.82           (0.76)           48
  12/31/2001           15.90          (9.4)      389,405              1.83           1.82           (0.31)           183
  12/31/2000           17.55         (17.0)      525,479              1.62           1.60           (0.25)          524
  12/31/1999           24.50          46.4       619,184              1.62           1.62           (0.54)          186
  12/31/1998           20.02          19.3       443,165              1.62           1.62           (0.24)          101
  12/31/1997           18.17          20.2       416,938              1.66           1.66           (0.14)          168

    CLASS B
  06/30/2002 (f)       13.13         (10.3)      402,665              2.58           2.57           (1.51)           48
  12/31/2001           14.64         (10.1)      491,614              2.58           2.57           (1.06)          183
  12/31/2000           16.29         (17.6)      649,107              2.37           2.35           (1.00)          524
  12/31/1999           23.14          45.4       742,908              2.37           2.37           (1.29)          186
  12/31/1998           19.23          18.4       508,937              2.37           2.37           (0.99)          101
  12/31/1997           17.63          19.3       462,034              2.41           2.41           (0.89)          168

    CLASS C
  06/30/2002 (f)       13.15         (10.3)       72,537              2.58           2.57           (1.51)           48
  12/31/2001           14.66         (10.0)       87,245              2.58           2.57           (1.06)          183
  12/31/2000           16.30         (17.6)      118,921              2.37           2.35           (1.00)          524
  12/31/1999           23.16          45.3       139,710              2.37           2.37           (1.29)          186
  12/31/1998           19.25          18.5        97,849              2.37           2.37           (0.99)          101
  12/31/1997           17.64          19.3        94,412              2.41           2.41           (0.89)          168

    CLASS Y
  06/30/2002 (f)       14.90          (9.7)       49,957              1.28           1.27           (0.20)           48
  12/31/2001           16.50          (9.0)       55,970              1.29           1.28            0.23           183
  12/31/2000           18.13         (16.6)       73,310              1.25           1.23            0.12           524
  12/31/1999           25.08          46.8        75,013              1.37           1.37           (0.29)          186
  12/31/1998           20.37          19.6        42,517              1.37           1.37            0.01           101
  12/31/1997           18.41          20.5        37,006              1.41           1.41            0.11           168

(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(e)  Amount rounds to less than $0.01 per share.

(f)  For the six months ended June 30, 2002 (Unaudited).

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                   INCOME (LOSS) FROM INVESTMENT OPERATIONS:                                       LESS DISTRIBUTIONS:
                   -----------------------------------------            ------------------------------------------------------------
                     NET ASSET
                       VALUE,        NET     NET REALIZED                DIVIDENDS     DISTRIBUTIONS   DISTRIBUTIONS
                     BEGINNING   INVESTMENT AND UNREALIZED  TOTAL FROM     FROM           FROM NET         FROM
                         OF        INCOME   GAIN (LOSS) ON  INVESTMENT  NET INVESTMENT     REALIZED       PAID IN          TOTAL
                     THE PERIOD   (LOSS)(d)   INVESTMENTS   OPERATIONS     INCOME        CAPITAL GAINS    CAPITAL      DISTRIBUTIONS
                   ------------  ---------- --------------- ----------  -------------- --------------- --------------- -------------
STAR GROWTH FUND*

      CLASS A
      06/30/2002 (g)  $  8.76    $  (0.04)    $  (1.95)      $  (1.99)     $    --         $   --          $ --         $    --
      12/31/2001         7.21       (0.02)        1.57           1.55           --             --            --              --
      09/30/2001        19.05       (0.05)      (11.79)        (11.84)          --             --            --              --
      09/30/2000        17.21       (0.14)        4.35(e)        4.21           --          (2.37)           --           (2.37)
      09/30/1999        10.71       (0.18)        6.68           6.50           --             --            --              --
      09/30/1998(f)     10.00       (0.13)        0.84           0.71           --             --            --              --

      CLASS B
      06/30/2002 (g)     8.62       (0.07)       (1.91)         (1.98)          --             --            --              --
      12/31/2001         7.12       (0.03)        1.53           1.50           --             --            --              --
      09/30/2001        18.92       (0.13)      (11.67)        (11.80)          --             --            --              --
      09/30/2000(f)     15.64       (0.24)        3.52(e)        3.28           --             --            --              --

      CLASS C
      06/30/2002 (g)     8.63       (0.07)       (1.91          (1.98)          --             --            --              --
      12/31/2001         7.12       (0.03)        1.54           1.51           --             --            --              --
      09/30/2001        18.93       (0.13)      (11.68)        (11.81)          --             --            --              --
      09/30/2000 (f)    15.64       (0.25)        3.54(e)        3.29           --             --            --              --

      CLASS Y
      06/30/2002 (g)     8.80       (0.03)       (1.95)         (1.98)          --             --            --              --
      12/31/2001         7.25       (0.01)        1.56           1.55           --             --            --              --
      09/30/2001        19.09       (0.04)      (11.80)        (11.84)          --             --            --              --
      09/30/2000 (f)    15.64       (0.08)        3.53(e)        3.45           --             --            --              --

STAR WORLDWIDE FUND

      CLASS A
      06/30/2002 (g)   $13.02    $  (0.01)     $ (0.34)       $ (0.35)     $ (0.05)        $   --        $   --         $ (0.05)
      12/31/2001        14.42        0.13        (1.42)         (1.29)       (0.03)         (0.08)           --           (0.11)
      12/31/2000        19.90       (0.02)       (2.43)         (2.45)          --          (3.03)           --           (3.03)
      12/31/1999        16.08       (0.07)        5.98           5.91           --          (2.09)           --           (2.09)
      12/31/1998        15.46        0.01         0.61           0.62           --             --            --              --
      12/31/1997        14.40       (0.02)        1.88           1.86           --          (0.76)        (0.04)          (0.80)

      CLASS B
      06/30/2002 (g)    12.32       (0.06)       (0.30)         (0.36)       (0.05)            --                         (0.05)
      12/31/2001        13.74        0.03        (1.36)         (1.33)       (0.01)         (0.08)           --           (0.09)
      12/31/2000        19.26       (0.16)       (2.33)         (2.49)          --          (3.03)           --           (3.03)
      12/31/1999        15.73       (0.20)        5.82           5.62           --          (2.09)           --           (2.09)
      12/31/1998        15.23       (0.11)        0.61           0.50           --             --            --              --
      12/31/1997        14.30       (0.14)        1.87           1.73           --          (0.76)        (0.04)          (0.80)

      CLASS C
      06/30/2002 (g)    12.33       (0.06)       (0.31)         (0.37)       (0.05)            --            --           (0.05)
      12/31/2001        13.75        0.03        (1.36)         (1.33)       (0.01)         (0.08)           --           (0.09)
      12/31/2000        19.27       (0.16)       (2.33)         (2.49)          --          (3.03)           --           (3.03)
      12/31/1999        15.75       (0.21)        5.82           5.61           --          (2.09)           --           (2.09)
      12/31/1998        15.24       (0.11)        0.62           0.51           --             --            --              --
      12/31/1997        14.31       (0.13)        1.86           1.73           --          (0.76)        (0.04)          (0.80)

* The financial information for the periods through November 16, 2001 reflect the financial information for Kobrick Capital Fund's Class A shares, Class B shares, Class C shares and Class Y shares which were reorganized into Star Growth Fund Class A shares, Class B shares, Class C shares and Class Y shares, respectively, as of November 16, 2001. The predecessor Fund was advised by Kobrick Funds LLC until July 1, 2001 and two of the current investment managers from July 1, 2001 to November 16, 2001. Kobrick Capital Fund had a September 30 fiscal year end.

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in in total return calculations. Periods less than one year are not annualized.

(b)  Computed on an annualized basis for periods less than one year.

                See accompanying notes to financial statements.

                                                       RATIOS TO AVERAGE NET ASSETS:
                                                ------------------------------------------

                          NET ASSET                    NET ASSETS,                   EXPENSES AFTER        NET
                            VALUE,        TOTAL          END OF                          EXPENSE       INVESTMENT     PORTFOLIO
                           END OF        RETURN        THE PERIOD       EXPENSES       REDUCTIONS     INCOME (LOSS)    TURNOVER
                          THE PERIOD     (%)(a)         (000'S)          (%)(b)         (%)(b)(c)         (%)(b)       RATE (%)
                         -----------   -----------    -----------      -----------   --------------   -------------   -----------
STAR GROWTH FUND*

      CLASS A
      06/30/2002 (g)       $6.77         (22.7)       $  35,449              1.50           1.50           (1.91)           67
      12/31/2001            8.76          21.5           60,684              1.50           1.50           (0.90)           80
      09/30/2001            7.21         (62.2)          34,736              1.50           1.47           (0.44)        1,371
      09/30/2000           19.05          28.0          193,897              1.51           1.48           (0.67)        1,320
      09/30/1999           17.21          60.7          102,879              1.75           1.75           (1.09)          778
      09/30/1998(f)        10.71           7.1           27,463              1.75           1.75           (1.38)          350

      CLASS B
      06/30/2002 (g)        6.64         (23.0)          32,577              2.25           2.25           (1.75)           67
      12/31/2001            8.62          21.1           47,106              2.25           2.25           (1.66)           80
      09/30/2001            7.12         (62.4)          27,248              2.25           2.22           (1.19)        1,371
      09/30/2000(f)        18.92          21.00          89,645              2.25           2.21           (1.29)        1,320

      CLASS C
      06/30/2002 (g)        6.65         (22.9)           4,485              2.25           2.25           (1.75)           67
      12/31/2001            8.63          21.2            7,002              2.25           2.25           (1.66)           80
      09/30/2001            7.12         (62.4)           4,162              2.25           2.22           (1.19)        1,371
      09/30/2000 (f)       18.93          21.0           16,247              2.25           2.21           (1.32)        1,320

      CLASS Y
      06/30/2002 (g)        6.82         (22.5)             566              1.25           1.25           (0.75)           67
      12/31/2001            8.80          21.4              715              1.25           1.25           (0.28)           80
      09/30/2001            7.25         (62.0)             596              1.25           1.22           (0.30)        1,371
      09/30/2000 (f)       19.09          22.1           25,721              1.25           1.22           (0.43)        1,320

STAR WORLDWIDE FUND

      CLASS A
      06/30/2002 (g)      $12.62          (2.7)       $  63,996              2.12           2.12           (0.14)           56
      12/31/2001           13.02          (9.0)          71,536              2.12           2.10            0.98           110
      12/31/2000           14.42         (12.2)         102,507              2.01           2.01           (0.13)          175
      12/31/1999           19.90          37.6          126,415              2.06           2.06           (0.42)           91
      12/31/1998           16.08           4.0          106,763              2.09           2.09            0.03            84
      12/31/1997           15.46          12.7          118,381              2.07           2.07           (0.12)           80

      CLASS B
      06/30/2002 (g)       11.91          (2.9)          71,652              2.87           2.87           (0.90)           56
      12/31/2001           12.32          (9.7)          82,861              2.87           2.85            0.23           110
      12/31/2000           13.74         (12.8)         114,450              2.76           2.76           (0.88)          175
      12/31/1999           19.26          36.6          141,338              2.81           2.81           (1.17)           91
      12/31/1998           15.73           3.3          116,305              2.84           2.84           (0.72)           84
      12/31/1997           15.23          11.9          123,467              2.82           2.82           (0.87)           80

      CLASS C
      06/30/2002 (g)       11.91          (3.0)          14,744              2.87           2.87           (0.90)           56
      12/31/2001           12.33          (9.7)          16,493              2.87           2.85            0.23           110
      12/31/2000           13.75         (12.8)          23,949              2.76           2.76           (0.88)          175
      12/31/1999           19.27          36.5           28,703              2.81           2.81           (1.17)           91
      12/31/1998           15.75           3.3           23,016              2.84           2.84           (0.72)           84
      12/31/1997           15.24          11.8           26,137              2.82           2.82           (0.87)           80

(c) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(d) Per share net investment income(loss) has been calculated using the average shares outstanding during the period.
(e) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain(loss) investments due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Class A commenced operations December 31, 1997. Class B, Class C and Class Y commenced operations October 29, 1999.
(g)  For the six months ended June 30, 2002 (Unaudited).

                         NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2002 (Unaudited)

1. ORGANIZATION. CDC Nvest Funds Trust I ("the Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the multi-manager Star Funds of the Trust, the financial statements of the other Funds of the Trust are presented in separate reports. The following table provides a list of the Funds included in this report.

CDC Nvest Star Value Fund (the "Star Value Fund")
CDC Nvest Star Small Cap Fund(the "Star Small Cap Fund")
CDC Nvest Star Advisers Fund (the "Star Advisers Fund")
CDC Nvest Star Growth Fund (the "Star Growth Fund")
CDC Nvest Star Worldwide Fund (the "Star Worldwide Fund")

Each Fund offers Class A, Class B, and Class C shares. Star Value Fund, Star Advisers Fund and Star Growth Fund also offer Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares are sold with a maximum front end sales charge of 1.00%, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, under the supervision of the Fund's Trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. FORWARD FOREIGN CURRENCY CONTRACTS. Star Advisers Fund and Star Worldwide Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

e. FEDERAL AND FOREIGN INCOME TAXES. The Trusts treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

f. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Each Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended June 30, 2002, purchases and sales of securities (excluding short-term investments) were as follows:

    FUND                       PURCHASES           SALES
--------                       ---------           -----
Star Value Fund              $50,724,906       $63,789,166
Star Small Cap Fund          120,014,181       136,512,372
Star Advisers Fund           447,675,571       516,388,474
Star Growth Fund              65,586,554        84,258,690
Star Worldwide Fund           87,930,853       104,308,796

4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

a. MANAGEMENT FEES. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
                         -----------------------------------------------------------------
                             FIRST         NEXT          NEXT         NEXT         OVER
   FUND                  $200 MILLION  $300 MILLION  $500 MILLION  $1 BILLION   $2 BILLION
------------------------------------------------------------------------------------------
Star Value Fund             0.750%        0.700%       0.650%        0.650%       0.650%
Star Small Cap Fund         1.050%        1.050%       1.050%        1.050%       1.050%
Star Advisers Fund          1.050%        1.050%       1.050%        1.000%       0.950%
Star Growth Fund            1.000%        1.000%       1.000%        1.000%       1.000%
Star Worldwide Fund         1.050%        1.050%       1.050%        1.050%       1.050%

CDC IXIS Advisers has agreed to waive a portion of its fee for the Star Growth Fund so that the effective management fee is 0.90% through April 30,2003.

For the six months ended June 30, 2002, the management fees and waivers for each Fund were as follows:

                         GROSS           WAIVER OF       NET          PERCENTAGE OF AVERAGE
                       MANAGEMENT        MANAGEMENT   MANAGEMENT        DAILY NET ASSETS
   FUND                   FEE               FEE          FEE            GROSS        NET
   ----               -------------      ----------  -------------     ---------   -------
Star Value Fund       $   688,022        $   --      $   688,022        0.750%      0.750%
Star Small Cap Fund       821,623            --          821,623        1.050%      1.050%
Star Advisers Fund      5,049,525            --        5,049,525        1.050%      1.050%
Star Growth Fund          488,027          423,288        65,539        1.000%      0.134%
Star Worldwide Fund       856,831            --          856,831        1.050%      1.050%

CDC IXIS Advisers has entered into subadvisory agreements for each Fund. Payments to CDC IXIS Advisers are reduced by payments to the subadvisers. The subadvisers for each of the Funds at June 30, 2002, were as follows:

Star Value Fund        Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                       Harris Associates L.P.  ("Harris")
                       Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM")
                       Westpeak Global Advisors, L.P. ("Westpeak")

Star Small Cap Fund    Loomis, Sayles & Company, L.P.
                       Harris Associates L.P.
                       Montgomery Asset Management, LLC
                       RS Investment Management, L.P.

Star Advisers Fund     Loomis, Sayles & Company, L.P.
                       Harris Associates L.P.
                       Mercury Advisors

Star Growth Fund       Vaughan, Nelson, Scarborough & McCullough, L.P.
                       RS Investment Management, L.P.
                       Westpeak Global Advisors, L.P.
                       Miller Anderson

Star Worldwide Fund    Loomis, Sayles & Company, L.P.
                       Harris Associates L.P.
                       Hansberger Global Investors, Inc.

CDC IXIS Advisers, Loomis Sayles, Harris, VNSM, and Westpeak are subsidiaries of CDC IXIS Asset Management North America, L.P. Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Funds.

b. ACCOUNTING AND ADMINISTRATIVE EXPENSE. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Co. to serve as subadministrator. Pursuant to an agreement among the Trust, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust, CDC Nvest Companies Trust I and CIS each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets

                   FIRST        NEXT         OVER
                $5 BILLION   $5 BILLION   $10 BILLION
                ----------   ----------   -----------
                  0.0350%      0.0325%      0.0300%

          or

     (2) Each Trust's pro rata portion, based on eligible assets, of the annual aggregate minimum fee of $2.5 million.

Funds that become effective after January 1, 2001, pay the higher amount of the asset based fee or an annual fee of $100,000. For the periods ended June 30, 2002, fees paid to CIS for accounting and administrative expense were as follows:

                           ACCOUNTING
                               AND          PERCENTAGE OF AVERAGE
FUND                     ADMINISTRATIVE       DAILY NET ASSETS
                         --------------     ---------------------
Star Value Fund            $  45,796               0.050%
Star Small Cap Fund           39,017               0.050%
Star Advisers Fund           239,915               0.050%
Star Growth Fund              49,590               0.102%
Star Worldwide Fund           40,681               0.050%

C. TRANSFER AGENT FEES. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Class A, B and C shareholders pay service fees monthly representing the higher amount based on the following calculations:

     (1) Annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all non-networked accounts in equity funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the Funds.

                        FIRST         NEXT           OVER
                    $5.7 BILLION   $5 BILLION   $10.7 BILLION
                    ------------   ----------   -------------
                       0.184%        0.180%         0.175%

          Each Class of shares is subject to an annual class minimum of $18,000.

     or

          (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $10.1 million.

In addition, pursuant to other servicing agreements, Classes A, B and C shareholders pay service fees to other firms that provide similar services for their own shareholder accounts.

Class Y shareholders pay service fees monthly at an annual rate of 0.10% of their average daily net assets.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the six months ended June 30, 2002, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                          TRANSFER AGENT
   FUND                          FEE
----------------------------------------
Star Value Fund              $ 271,874
Star Small Cap Fund            222,228
Star Advisers Fund           1,365,393
Star Growth Fund               129,045
Star Worldwide Fund            241,493

d. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P. ), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended June 30, 2002, the Funds paid the following service and distribution fees:

                                      SERVICE FEE                           DISTRIBUTION FEE
                      -------------------------------------------     ----------------------------
   FUND                  CLASS A        CLASS B         CLASS C          CLASS B         CLASS C
--------------------------------------------------------------------------------------------------
Star Value Fund         $163,777        $ 51,720        $  3,408         $  155,162      $  10,224
Star Small Cap Fund       78,025          92,898          24,701            278,696         74,103
Star Advisers Fund       457,400         575,098         102,502          1,725,294        307,508
Star Growth Fund          63,151          51,032           7,203            153,097         21,611
Star Worldwide Fund       86,697          97,585          19,726            292,755         59,179

Prior to September 13, 1993 for Star Value Fund, to the extent that reimbursable expenses of CDC IXIS Distributors in prior years exceeded the maximum amount payable under the Plan for that year, such expenses could be carried forward for reimbursement in future years in which the Class A Plan remains in effect. Unreimbursed expenses carried forward at June 30, 2002 were $1,651,994.

Commissions (including contingent deferred sales charges) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the six months ended June 30, 2002 were as follows:

FUND
----
Star Value Fund      $136,909       Star Growth Fund                 $ 169,342
Star Small Cap Fund   170,051       Star Worldwide Fund                139,986
Star Advisers Fund    807,417

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management North America L.P., CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Committee and Board meeting, in excess of four meetings per year, at the rate of $1,750 and $4,500, respectively. These fees are allocated to the various CDC Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other CDC Nvest Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the PLAN.

5. CAPITAL SHARES. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                                 STAR VALUE FUND
                                                                                 ---------------
                                                                SIX MONTHS ENDED                   YEAR ENDED
                                                                  JUNE 30, 2002                 DECEMBER 31, 2001
                                                           ----------------------------    ----------------------------
                                                              SHARES          AMOUNT          SHARES          AMOUNT
                                                           ------------    ------------    ------------    ------------
CLASS A
   Shares sold                                                  870,496    $  6,629,724       2,160,824    $ 16,286,382
   Shares Issued in connection with the reinvestment of:
       Distributions from net realized gain                          --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                870,496       6,629,724       2,160,824      16,286,382
   Shares repurchased                                        (1,866,604)    (14,162,369)     (4,545,913)    (34,588,748)
                                                           ------------    ------------    ------------    ------------
   Net decrease                                                (996,108)   $ (7,532,645)     (2,385,089)   $(18,302,366)
                                                           ------------    ------------    ------------    ------------

CLASS B
   Shares sold                                                  477,943    $  3,424,603       1,473,697    $ 10,552,622
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                         --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                477,943       3,424,603       1,473,697      10,552,622
   Shares repurchased                                        (1,076,286)     (7,657,647)     (1,651,773)    (11,786,347)
                                                           ------------    ------------    ------------    ------------
   Net decrease                                                (598,343)   $ (4,233,044)       (178,076)   $ (1,233,725)
                                                           ------------    ------------    ------------    ------------

CLASS C
   Shares sold                                                   63,580    $    450,387         192,094    $  1,382,433
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                         --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                 63,580         450,387         192,094       1,382,433
   Shares repurchased                                           (67,569)       (482,170)       (147,618)     (1,071,178)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                       (3,989)   $    (31,783)         44,476    $    311,255
                                                           ------------    ------------    ------------    ------------

CLASS Y
   Shares sold                                                   59,998    $    458,823         194,488    $  1,485,962
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                         --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                 59,998         458,823         194,488       1,485,962
   Shares repurchased                                           (91,870)       (707,737)       (280,796)     (2,106,692)
                                                           ------------    ------------    ------------    ------------
   Net decrease                                                 (31,872)   $   (248,914)        (86,308)   $   (620,730)
                                                           ------------    ------------    ------------    ------------
   Decrease derived from capital shares transactions         (1,630,312)   $(12,046,386)     (2,604,997)   $(19,845,566)
                                                           ============    ============    ============    ============

                                                                                  STAR SMALL CAP FUND
                                                                                  -------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                    JUNE 30, 2002                   DECEMBER 31, 2001
                                                           ------------------------------    ------------------------------
                                                              SHARES           AMOUNT           SHARES            AMOUNT
                                                           -------------    -------------    -------------    -------------
CLASS A
   Shares sold                                                   462,642    $   6,268,523        1,380,957    $  19,914,050
   Shares Issued in connection with the reinvestment of:
       Distributions from net realized gain                           --               --               --               --
                                                           -------------    -------------    -------------    -------------
                                                                 462,642        6,268,523        1,380,957       19,914,050
   Shares repurchased                                           (892,758)     (12,092,219)      (2,003,202)     (28,447,251)
                                                           -------------    -------------    -------------    -------------
   Net decrease                                                 (430,116)   $  (5,823,696)        (622,245)   $  (8,533,201)
                                                           -------------    -------------    -------------    -------------

CLASS B
   Shares sold                                                   300,682    $   3,942,056          703,492    $   9,788,701
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                          --               --               --               --
                                                           -------------    -------------    -------------    -------------
                                                                 300,682        3,942,056          703,492        9,788,701
   Shares repurchased                                           (728,255)      (9,351,044)      (1,526,117)     (20,759,928)
                                                           -------------    -------------    -------------    -------------
   Net decrease                                                 (427,573)   $  (5,408,988)        (822,625)   $ (10,971,227)
                                                           -------------    -------------    -------------    -------------

CLASS C
   Shares sold                                                    87,037    $   1,154,863          299,351    $   4,314,084
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                          --               --               --               --
                                                           -------------    -------------    -------------    -------------
                                                                  87,037        1,154,863          299,351        4,314,084
   Shares repurchased                                           (328,163)      (4,093,148)        (478,222)      (6,609,601)
                                                           -------------    -------------    -------------    -------------
   Net increase (decrease)                                      (241,126)   $  (2,938,285)        (178,871)   $  (2,295,517)
                                                           -------------    -------------    -------------    -------------

CLASS Y
   Shares sold                                                        --    $          --               --    $          --
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                          --               --               --               --
                                                           -------------    -------------    -------------    -------------
                                                                      --               --               --               --
   Shares repurchased                                                 --               --               --         (259,186)
                                                           -------------    -------------    -------------    -------------
   Net decrease                                                       --    $          --               --    $          --
                                                           -------------    -------------    -------------    -------------
   Decrease derived from capital shares transactions          (1,098,815)   $ (14,170,969)      (1,623,741)   $ (21,799,945)
                                                           =============    =============    =============    =============

                                                                                  STAR ADVISERS FUND
                                                                                  ------------------
                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2002                    DECEMBER 31, 2001
                                                           ------------------------------    ------------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
                                                           -------------    -------------    -------------    -------------
CLASS A
   Shares sold                                                   974,139    $  15,310,378        1,789,375    $  28,501,976
   Shares Issued in connection with the reinvestment of:
       Distributions from net realized gain                           --               --           11,559          185,177
                                                           -------------    -------------    -------------    -------------
                                                                 974,139       15,310,378        1,800,934       28,687,153
   Shares repurchased                                         (2,929,151)     (45,805,762)      (7,251,614)    (115,138,804)
                                                           -------------    -------------    -------------    -------------
   Net decrease                                               (1,955,012)   $ (30,495,384)      (5,450,680)   $ (86,451,651)
                                                           -------------    -------------    -------------    -------------

CLASS B
   Shares sold                                                   969,632    $  14,031,790        2,420,842    $  35,972,004
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                          --               --           16,751          248,250
                                                           -------------    -------------    -------------    -------------
                                                                 969,632       14,031,790        2,437,593       36,220,254
   Shares repurchased                                         (3,884,596)     (55,678,793)      (8,724,697)    (127,875,116)
                                                           -------------    -------------    -------------    -------------
   Net decrease                                               (2,914,964)   $ (41,647,003)      (6,287,104)   $ (91,654,862)
                                                           -------------    -------------    -------------    -------------

CLASS C
   Shares sold                                                   193,274    $   2,799,069          562,729    $   8,528,069
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                          --               --            2,733           40,524
                                                           -------------    -------------    -------------    -------------
                                                                 193,274        2,799,069          565,462        8,568,593
   Shares repurchased                                           (628,125)      (9,018,328)      (1,907,577)     (28,249,036)
                                                           -------------    -------------    -------------    -------------
   Net increase (decrease)                                      (434,851)   $  (6,219,259)      (1,342,115)   $ (19,680,443)
                                                           -------------    -------------    -------------    -------------

CLASS Y
   Shares sold                                                   221,172    $   3,566,461          433,169    $   7,133,436
   Shares Issued in connection with the reinvestment of:
        Distributions from net realized gain                          --               --            1,576           26,111
                                                           -------------    -------------    -------------    -------------
                                                                 221,172        3,566,461          434,745        7,159,547
   Shares repurchased                                         (4,206,581)      (1,087,833)     (17,286,974)
                                                           -------------    -------------    -------------    -------------
   Net decrease                                                  (38,014)   $    (640,120)        (653,088)   $ (10,127,427)
                                                           -------------    -------------    -------------    -------------
   Decrease derived from capital shares transactions          (5,342,841)   $ (79,001,766)     (13,732,987)   $(207,914,383)
                                                           =============    =============    =============    =============

                                                                                  STAR GROWTH FUND
                                                                                  ----------------
                                                                                                  FOR THE PERIOD
                                                                                                  OCTOBER 1, 2001
                                                                SIX MONTHS ENDED                      THROUGH
                                                                  JUNE 30, 2002                  DECEMBER 31, 2001*
                                                           ----------------------------    ----------------------------
                                                              SHARES          AMOUNT          SHARES          AMOUNT
                                                           ------------    ------------    ------------    ------------
CLASS A
   Shares sold                                                1,148,089    $  2,788,912         148,876    $  1,223,124
   Shares issued - merger                                            --              --       2,691,974      22,421,452
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                         --              --              --              --
        Distributions from net realized gain                         --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                              1,148,089       2,788,912       2,840,850      23,644,576
   Shares repurchased                                        (2,843,686)    (15,876,328)       (727,677)     (6,074,385)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                   (1,695,597)   $(13,087,416)      2,113,173    $ 17,570,191
                                                           ------------    ------------    ------------    ------------

CLASS B
   Shares sold                                                  214,423    $  1,696,610          92,234    $    744,971
   Shares issued - merger                                            --              --       1,888,102      15,497,541
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                         --              --              --              --
        Distributions from net realized gain                         --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                214,423       1,696,610       1,980,336      16,242,512
   Shares repurchased                                          (774,317)     (6,018,520)       (346,241)     (2,819,022)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                     (559,894)   $ (4,321,910)      1,634,095    $ 13,423,490
                                                           ------------    ------------    ------------    ------------

CLASS C
   Shares sold                                                   16,818    $    133,045           8,956    $     75,056
   Shares issued - merger                                            --              --         348,594       2,863,006
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                         --              --              --              --
        Distributions from net realized gain                         --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                 16,818         133,045         357,550       2,938,062
   Shares repurchased                                          (153,802)     (1,218,914)       (130,615)     (1,073,193)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                     (136,984)   $ (1,085,869)        226,935    $  1,864,869
                                                           ------------    ------------    ------------    ------------

CLASS Y
   Shares sold                                                   14,095    $    113,802           4,317    $     36,212
   Shares issued - merger                                            --              --           2,927          24,508
                                                           ------------    ------------    ------------    ------------
                                                                 14,095         113,802           7,244          60,720
   Shares repurchased                                           (12,337)       (100,765)         (8,235)        (68,914)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                        1,758    $     13,037            (991)   $     (8,194)
                                                           ------------    ------------    ------------    ------------
   Increase (decrease) derived from
      capital shares transactions                            (2,390,717)   $(18,482,158)      3,973,212    $ 32,850,356
                                                           ============    ============    ============    ============

                                                                   STAR GROWTH FUND
                                                                   ----------------
                                                                      YEAR ENDED
                                                                  SEPTEMBER 30, 2001*
                                                               -------------------------
                                                                 SHARES        AMOUNT
                                                               ----------   ------------
CLASS A
   Shares sold                                                  944,153    $ 11,322,983
   Shares issued - merger                                            --              --
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                         --              --
        Distributions from net realized gain                         --              --
                                                           ------------    ------------
                                                                944,153      11,322,983
   Shares repurchased                                        (6,307,082)    (72,627,653)
                                                           ------------    ------------
   Net increase (decrease)                                   (5,362,929)   $(61,304,670)
                                                           ------------    ------------

CLASS B
   Shares sold                                                  725,496    $  8,831,474
   Shares issued - merger                                            --              --
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                         --              --
        Distributions from net realized gain                         --              --
                                                           ------------    ------------
                                                                725,496       8,831,474
   Shares repurchased                                        (1,632,762)    (17,615,111)
                                                           ------------    ------------
   Net increase (decrease)                                     (907,266)   $ (8,783,637)
                                                           ------------    ------------

CLASS C
   Shares sold                                                  169,362    $  2,177,716
   Shares issued - merger                                            --              --
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                         --              --
        Distributions from net realized gain                         --              --
                                                           ------------    ------------
                                                                169,362       2,177,716
   Shares repurchased                                          (443,110)     (4,757,672)
                                                           ------------    ------------
   Net increase (decrease)                                     (273,748)   $ (2,579,956)
                                                           ------------    ------------

CLASS Y
   Shares sold                                                  152,815    $  1,634,088
   Shares issued - merger                                            --              --
                                                           ------------    ------------
                                                                152,815       1,634,088
   Shares repurchased                                        (1,417,821)    (20,249,592)
                                                           ------------    ------------
   Net increase (decrease)                                   (1,265,006)   $(18,615,504)
                                                           ------------    ------------
   Increase (decrease) derived from
      capital shares transactions                            (7,808,949)   $(91,283,767)
                                                           ============    ============

                                                                                STAR WORLDWIDE FUND
                                                                                -------------------
                                                                SIX MONTHS ENDED                   YEAR ENDED
                                                                  JUNE 30, 2002                 DECEMBER 31, 2001
                                                           ----------------------------    ----------------------------
                                                              SHARES          AMOUNT          SHARES          AMOUNT
                                                           ------------    ------------    ------------    ------------
CLASS A
   Shares sold                                                  968,581    $ 12,712,706       2,092,428    $ 28,098,192
   Shares issued - merger                                            --              --              --              --
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                     19,264         244,901          13,260         167,342
        Distributions from net realized gain                         --              --          34,052         461,751
                                                           ------------    ------------    ------------    ------------
                                                                987,845      12,957,607       2,139,740      28,727,285
   Shares repurchased                                        (1,414,689)    (18,707,568)     (3,753,157)    (50,105,780)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                     (426,844)   $ (5,749,961)     (1,613,417)   $(21,378,495)
                                                           ------------    ------------    ------------    ------------

CLASS B
   Shares sold                                                  192,796    $  2,407,607         381,585    $  4,820,286
   Shares issued - merger                                            --              --              --              --
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                     23,693         284,079           4,968          59,372
        Distributions from net realized gain                         --              --          41,367         532,388
                                                           ------------    ------------    ------------    ------------
                                                                216,489       2,691,686         427,920       5,412,046
   Shares repurchased                                          (923,852)    (11,433,537)     (2,036,859)    (25,525,318)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                     (707,363)   $ (8,741,851)     (1,608,939)   $(20,113,272)
                                                           ------------    ------------    ------------    ------------

CLASS C
   Shares sold                                                   41,080    $    500,014         167,002    $  2,186,901
   Shares issued - merger                                            --              --              --              --
   Shares Issued in connection with the reinvestment of:
        Dividends from net investment income                      4,909          58,859           1,009          12,062
        Distributions from net realized gain                         --              --           8,589         110,631
                                                           ------------    ------------    ------------    ------------
                                                                 45,989         558,873         176,600       2,309,594
   Shares repurchased                                          (145,487)     (1,800,929)       (581,701)     (7,514,268)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease)                                      (99,498)   $ (1,242,056)       (405,101)   $ (5,204,674)
                                                           ------------    ------------    ------------    ------------

CLASS Y
   Shares sold                                                       --    $         --                    $         --
   Shares issued - merger                                            --              --              --              --
                                                           ------------    ------------    ------------    ------------
                                                                     --              --              --              --
   Shares repurchased                                                --              --              --              --

   Net increase (decrease)                                           --    $         --                    $         --
                                                           ------------    ------------    ------------    ------------
   Increase (decrease) derived from
      capital shares transactions                            (1,233,705)   $(15,733,868)     (3,627,457)   $(46,696,441)
                                                           ============    ============    ============    ============

*Financial information for Kobrick Capital Fund which was reorganized into CDC Nvest Star Growth Fund on November 16, 2001.

6. LINE OF CREDIT. Each Fund, along with certain other portfolios that comprise the CDC Nvest Funds Trust's participate in a $50,000,000 committed line of credit provided by Investors Bank & Trust Company. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 2002.

7. SECURITY LENDING. The Funds have each entered into an agreement with Investors Bank and Trust Company, as Agent of the Funds to lend their securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2002, is as follows:

                          MARKET VALUE OF      VALUE OF COLLATERAL
   FUND                 SECURITIES ON LOAN          RECEIVED
   ----                 ------------------          --------
Star Small Cap Fund        $  20,059,282          $  21,186,806
Star Advisers Fund           100,393,706            104,866,863
Star Growth Fund               9,297,752              9,779,033
Star Worldwide Fund            9,219,446              9,781,065

8. EXPENSE REDUCTIONS. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statements of operations. For the period ended June 30, 2002, expenses were reduced under these agreements as follows:

   FUND
   ----
Star Value Fund            $  14,789
Star Small Cap Fund           15,112
Star Advisers Fund            59,954
Star Growth Fund               2,431
Star Worldwide Fund            3,534

CDC IXIS Advisers has given a binding undertaking to Star Growth Fund to defer its management fees and, if necessary, bear certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect through April 30, 2003 and will be reevaluated on an annual basis.

If in the following fiscal year the actual operating expenses of the Fund that previously received a deferral or reimbursement are less than the expense limit for the Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At June 30, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                       EXPENSE LIMIT AS A PERCENTAGE          CUMULATIVE EXPENSES WAIVED
                        OF AVERAGE DAILY NET ASSETS             OR REIMBURSED SUBJECT
                 CLASS A    CLASS B    CLASS C    CLASS Y         TO FUTURE PAYMENT
                 -------    -------    -------    -------         -----------------
Star Growth Fund   1.50%      2.25%      2.25%      1.25%              561,440

9. CONCENTRATION OF RISK. Star Worldwide Fund had the following geographic concentrations in excess of 10% of its total net assets at June 30, 2002: United Kingdom 14.4%, United States 26.4%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

10. ACQUISITION OF ASSETS. After the close of business on November 16, 2001, Kobrick Capital Fund was reorganized into Star Growth Fund (the "Fund") and also acquired all the assets and liabilities of Kobrick Emerging Growth Fund pursuant to a plan of reorganization approved by each Fund's shareholders on November 9, 2001. The acquisition was accomplished by a tax-free exchange of 2,691,974 Class A shares, 1,888,102 Class B shares, 348,594 Class C shares and 2,927 Class Y shares of the Fund for 2,423,155 Class A shares, 1,696,501 Class B shares, 313,411 Class C shares and 2,636 Class Y shares of Kobrick Emerging Growth Fund, respectively. Kobrick Emerging Growth Fund's net assets at that date ($40,806,603), including $698,525 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Kobrick Capital Fund immediately before the acquisition were $74,242,723. The combined net assets of the Fund immediately following the acquisition were $115,049,326. For financial reporting purposes the results of Kobrick Capital Fund survived the transaction.

                                CDC NVEST FUNDS

                         CDC Nvest AEW Real Estate Fund
                            CDC Nvest Balanced Fund
                           CDC Nvest Bond Income Fund
                         CDC Nvest Capital Growth Fund
            CDC Nvest Cash Management Trust -- Money Market Series*
                      CDC Nvest Government Securities Fund
                        CDC Nvest Growth and Income Fund
                           CDC Nvest High Income Fund
                      CDC Nvest International Equity Fund
                 CDC Nvest Jurika & Voyles Relative Value Fund
                CDC Nvest Jurika & Voyles Small Cap Growth Fund
                        CDC Nvest Large Cap Growth Fund
                         CDC Nvest Large Cap Value Fund
                  CDC Nvest Limited Term U.S. Government Fund
                  CDC Nvest Massachusetts Tax Free Income Fund
                         CDC Nvest Mid Cap Growth Fund
                        CDC Nvest Municipal Income Fund
                             CDC Nvest Select Fund
                         CDC Nvest Short Term Bond Fund
                          CDC Nvest Star Advisers Fund
                           CDC Nvest Star Growth Fund
                         CDC Nvest Star Small Cap Fund
                           CDC Nvest Star Value Fund
                         CDC Nvest Star Worldwide Fund
                        CDC Nvest Strategic Income Fund
                         CDC Nvest Targeted Equity Fund
                    CDC Nvest Tax Exempt Money Market Trust*

        *Investments in money market funds are not insured or guaranteed by the FDIC or any government agency.


                              INVESTMENT MANAGERS

                          AEW Management and Advisors
                           Capital Growth Management
                          Hansberger Global Investors
                        Harris Associates/Oakmark Funds
                                Jurika & Voyles
                            Loomis, Sayles & Company
                                Mercury Advisors

                                Miller Anderson
                          Montgomery Asset Management
                            RS Investment Management
                         Reich & Tang Asset Management
                          Vaughan, Nelson, Scarborough
                                  & McCullough
                            Westpeak Global Advisors

For current fund performance, ask your financial representative, access the CDC
    Nvest Funds website at www.cdcnvestfunds.com, or call CDC Nvest Funds at 800-225-5478 for the current edition of FUND FACTS.

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the fund's current prospectus, which contains information about sales charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

CDC IXIS Asset Management Distributors, L.P., and other firms selling shares of
 CDC Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
    Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their website at www.NASDR.com.

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